UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® U.S. Multifactor ETF Fidelity® U.S. Multifactor ETF : FLRG Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® U.S. Multifactor ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Multifactor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$203,842,746
Number of Holdings	106
Portfolio Turnover	31%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.0
Financials	13.6
Health Care	10.0
Consumer Discretionary	9.8
Communication Services	9.7
Industrials	9.6
Consumer Staples	5.4
Utilities	3.6
Energy	3.4
Materials	2.4
Real Estate	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
China - 0.5

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.0
NVIDIA Corp	5.8
Alphabet Inc Class A	4.2
Meta Platforms Inc Class A	2.9
Vistra Corp	2.4
Broadcom Inc	2.4
Visa Inc Class A	2.0
Mastercard Inc Class A	1.8
Eli Lilly & Co	1.7
Home Depot Inc/The	1.6
30.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915364.100    6044-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® High Dividend ETF Fidelity® High Dividend ETF : FDVV Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® High Dividend ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Dividend ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,594,737,503
Number of Holdings	107
Portfolio Turnover	1%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.7
Industrials	16.3
Consumer Staples	12.2
Energy	10.2
Utilities	9.0
Real Estate	8.5
Financials	8.0
Health Care	5.0
Consumer Discretionary	3.4
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
United Kingdom - 4.5
Japan - 2.6
Denmark - 0.8
Germany - 0.4

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	5.9
NVIDIA Corp	5.6
Microsoft Corp	5.2
Broadcom Inc	2.7
Targa Resources Corp	2.2
Philip Morris International Inc	2.1
Procter & Gamble Co/The	2.0
GE Aerospace	2.0
Exxon Mobil Corp	1.8
RTX Corp	1.7
31.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915340.100    2853-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Dividend ETF for Rising Rates Fidelity® Dividend ETF for Rising Rates : FDRR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Dividend ETF for Rising Rates for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend ETF for Rising Rates	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$556,117,726
Number of Holdings	118
Portfolio Turnover	2%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.6
Financials	15.6
Health Care	10.5
Industrials	9.4
Consumer Discretionary	9.2
Communication Services	7.4
Consumer Staples	5.3
Energy	3.2
Materials	2.2
Real Estate	2.2
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.2
United Kingdom - 2.0
Germany - 1.4
Sweden - 1.2
Japan - 0.9
Denmark - 0.3

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	7.3
Microsoft Corp	6.6
Broadcom Inc	3.4
JPMorgan Chase & Co	2.3
Eli Lilly & Co	2.1
Visa Inc Class A	1.7
UnitedHealth Group Inc	1.7
IBM Corporation	1.6
Cisco Systems Inc	1.5
35.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915341.100    2854-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Fundamental Large Cap Growth ETF Fidelity® Fundamental Large Cap Growth ETF : FFLG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Growth ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Growth ETF	$ 20	0.38%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$384,174,657
Number of Holdings	100
Portfolio Turnover	47%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.4
Communication Services	16.4
Consumer Discretionary	15.2
Health Care	10.1
Financials	6.1
Industrials	5.6
Consumer Staples	1.5
Materials	0.6
Utilities	0.5
Real Estate	0.3
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 2.6
China - 1.3
Canada - 0.8
Netherlands - 0.6
Belgium - 0.3
Brazil - 0.3
Israel - 0.2
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	9.4
Amazon.com Inc	8.5
Microsoft Corp	7.9
Alphabet Inc Class A	5.1
Meta Platforms Inc Class A	4.9
Alphabet Inc Class C	2.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.6
Eli Lilly & Co	2.4
Netflix Inc	2.1
57.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915368.100    6339-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Value Factor ETF Fidelity® Value Factor ETF : FVAL Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Value Factor ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,018,693,406
Number of Holdings	129
Portfolio Turnover	37%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.9
Financials	14.9
Consumer Discretionary	10.9
Health Care	10.5
Industrials	9.9
Communication Services	9.4
Consumer Staples	5.4
Energy	3.1
Real Estate	2.4
Utilities	2.2
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
Ireland - 1.2
Bermuda - 0.5

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.9
Microsoft Corp	6.3
NVIDIA Corp	6.1
Amazon.com Inc	4.5
Alphabet Inc Class A	4.4
Meta Platforms Inc Class A	3.1
Berkshire Hathaway Inc Class B	2.0
JPMorgan Chase & Co	2.0
Visa Inc Class A	1.6
UnitedHealth Group Inc	1.6
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915345.100    2858-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Women's Leadership ETF Fidelity® Women's Leadership ETF : FDWM Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Women's Leadership ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership ETF	$ 31	0.59%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,783,249
Number of Holdings	88
Portfolio Turnover	45%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.4
Financials	13.6
Consumer Discretionary	13.2
Health Care	12.4
Industrials	10.5
Communication Services	7.9
Energy	3.3
Consumer Staples	2.6
Materials	2.4
Real Estate	1.7
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Ireland - 2.2
China - 1.0
Canada - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.7
Amazon.com Inc	4.4
Apple Inc	4.3
Alphabet Inc Class C	4.3
State Street Institutional Treasury Plus Money Market Fund Trust Class	2.9
Walt Disney Co/The	2.2
Micron Technology Inc	2.2
Accenture PLC Class A	2.2
Salesforce Inc	2.0
Arista Networks Inc	1.9
31.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915373.100    6416-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Quality Factor ETF Fidelity® Quality Factor ETF : FQAL Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Quality Factor ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Quality Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,096,232,319
Number of Holdings	129
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.1
Financials	14.4
Health Care	11.0
Consumer Discretionary	10.3
Communication Services	10.0
Industrials	9.1
Consumer Staples	5.1
Energy	3.5
Utilities	2.7
Materials	2.3
Real Estate	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.9
Ireland - 1.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.8
Microsoft Corp	6.2
NVIDIA Corp	6.0
Alphabet Inc Class A	4.3
Meta Platforms Inc Class A	3.1
Broadcom Inc	2.6
Eli Lilly & Co	1.9
Visa Inc Class A	1.8
Mastercard Inc Class A	1.5
Home Depot Inc/The	1.5
35.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915344.100    2857-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low Volatility Factor ETF Fidelity® Low Volatility Factor ETF : FDLO Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Low Volatility Factor ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Volatility Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,379,630,808
Number of Holdings	130
Portfolio Turnover	20%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.2
Financials	14.3
Consumer Discretionary	11.1
Health Care	10.5
Communication Services	8.9
Industrials	8.8
Consumer Staples	5.3
Energy	3.6
Materials	2.5
Real Estate	2.4
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.3
Ireland - 1.7

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
Microsoft Corp	6.9
Alphabet Inc Class A	4.9
Amazon.com Inc	4.5
Berkshire Hathaway Inc Class B	2.1
JPMorgan Chase & Co	2.0
IBM Corporation	1.9
Oracle Corp	1.8
Cisco Systems Inc	1.8
Accenture PLC Class A	1.7
35.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915342.100    2855-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Momentum Factor ETF Fidelity® Momentum Factor ETF : FDMO Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Momentum Factor ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Momentum Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$484,558,278
Number of Holdings	129
Portfolio Turnover	120%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.9
Financials	14.9
Consumer Discretionary	11.5
Health Care	10.2
Communication Services	9.3
Industrials	8.8
Consumer Staples	5.3
Energy	3.2
Materials	2.3
Utilities	2.3
Real Estate	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.8
Microsoft Corp	6.0
NVIDIA Corp	5.7
Amazon.com Inc	4.3
Alphabet Inc Class A	4.0
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.6
Tesla Inc	2.5
Berkshire Hathaway Inc Class B	2.1
JPMorgan Chase & Co	2.0
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915343.100    2856-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Stocks for Inflation ETF Fidelity® Stocks for Inflation ETF : FCPI Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Stocks for Inflation ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stocks for Inflation ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$215,213,861
Number of Holdings	105
Portfolio Turnover	70%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.3
Health Care	13.9
Consumer Staples	10.2
Financials	9.2
Energy	8.6
Utilities	7.1
Materials	7.0
Real Estate	5.2
Consumer Discretionary	5.2
Industrials	4.1
Communication Services	4.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Bermuda - 0.5
China - 0.2

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	5.3
Microsoft Corp	4.9
NVIDIA Corp	4.7
Vistra Corp	4.4
Texas Pacific Land Corp	3.0
CF Industries Holdings Inc	2.8
NRG Energy Inc	2.7
Steel Dynamics Inc	2.3
Amazon.com Inc	2.3
Antero Midstream Corp	2.2
34.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915363.100    5027-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Fundamental Large Cap Value ETF Fidelity® Fundamental Large Cap Value ETF : FFLV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Value ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Value ETF	$ 20	0.38%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$6,612,086
Number of Holdings	130
Portfolio Turnover	35%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Health Care	15.7
Industrials	14.0
Energy	9.7
Information Technology	9.4
Consumer Staples	8.4
Real Estate	5.3
Communication Services	4.4
Materials	4.4
Utilities	3.7
Consumer Discretionary	3.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.9
Canada - 1.9
United Kingdom - 1.0
Spain - 0.8
Taiwan - 0.8
Bailiwick Of Jersey - 0.4
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.1
Johnson & Johnson	4.0
Cisco Systems Inc	3.9
Wells Fargo & Co	3.5
Bank of America Corp	3.2
Hartford Financial Services Group Inc/The	2.8
The Travelers Companies, Inc.	2.6
US Foods Holding Corp	2.0
Comcast Corp Class A	2.0
Apollo Global Management Inc	1.9
30.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916937.100    7573-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Growth ETF Fidelity® Blue Chip Growth ETF : FBCG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth ETF	$ 32	0.59%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,117,635,862
Number of Holdings	220
Portfolio Turnover	53%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	41.9
Consumer Discretionary	21.3
Communication Services	18.0
Health Care	6.1
Financials	5.2
Industrials	3.8
Consumer Staples	1.2
Materials	0.9
Real Estate	0.5
Energy	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.6
China - 1.5
Taiwan - 0.9
Canada - 0.8
Netherlands - 0.2
Finland - 0.2
United Kingdom - 0.2
Israel - 0.2
Germany - 0.1
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.6
Apple Inc	10.1
Amazon.com Inc	9.5
Alphabet Inc Class A	7.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	4.8
Marvell Technology Inc	3.2
Netflix Inc	2.7
Eli Lilly & Co	2.3
Tesla Inc	1.8
60.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915366.100    6157-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Blue Chip Value ETF Fidelity® Blue Chip Value ETF : FBCV Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Blue Chip Value ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value ETF	$ 30	0.59%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$127,953,813
Number of Holdings	108
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.2
Health Care	15.9
Industrials	13.1
Consumer Staples	9.6
Information Technology	7.7
Energy	7.2
Consumer Discretionary	4.9
Communication Services	4.5
Utilities	4.5
Materials	3.2
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
United Kingdom - 3.8
Canada - 1.8
Germany - 0.7
Sweden - 0.2
Switzerland - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	4.1
Exxon Mobil Corp	4.0
The Travelers Companies, Inc.	2.9
UnitedHealth Group Inc	2.7
Bank of America Corp	2.5
Cisco Systems Inc	2.5
Cigna Group/The	2.4
Berkshire Hathaway Inc Class B	2.3
Comcast Corp Class A	2.2
Centene Corp	2.2
27.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915367.100    6190-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Fundamental Small-Mid Cap ETF Fidelity® Fundamental Small-Mid Cap ETF : FFSM Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Small-Mid Cap ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Small-Mid Cap ETF	$ 23	0.44%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$747,869,672
Number of Holdings	204
Portfolio Turnover	45%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.2
Financials	17.6
Consumer Discretionary	12.5
Information Technology	12.4
Health Care	9.3
Energy	6.5
Materials	5.9
Real Estate	5.1
Consumer Staples	4.8
Utilities	2.0
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.5
Canada - 2.3
United Kingdom - 1.6
Israel - 1.1
Thailand - 0.9
Puerto Rico - 0.3
Japan - 0.2
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
Tempur Sealy International Inc	1.7
EMCOR Group Inc	1.7
TechnipFMC PLC	1.5
Antero Resources Corp	1.5
Eagle Materials Inc	1.5
BJ's Wholesale Club Holdings Inc	1.5
Murphy USA Inc	1.4
US Foods Holding Corp	1.4
Performance Food Group Co	1.3
Discover Financial Services	1.3
14.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915371.100    6342-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Sustainable U.S. Equity ETF Fidelity® Sustainable U.S. Equity ETF : FSST Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity ETF	$ 31	0.59%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$15,837,967
Number of Holdings	157
Portfolio Turnover	39%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.7
Consumer Discretionary	13.5
Communication Services	12.5
Financials	11.8
Health Care	11.4
Industrials	9.6
Materials	3.1
Energy	3.1
Consumer Staples	2.6
Utilities	2.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.6
Taiwan - 0.8
Canada - 0.5
China - 0.5
Ireland - 0.3
India - 0.2
Brazil - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.1
NVIDIA Corp	6.8
Apple Inc	6.4
Amazon.com Inc	5.8
Microsoft Corp	5.4
Meta Platforms Inc Class A	2.4
Mastercard Inc Class A	2.0
Netflix Inc	1.9
Salesforce Inc	1.7
Lowe's Cos Inc	1.6
41.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915372.100    6415-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Fundamental Large Cap Core ETF Fidelity® Fundamental Large Cap Core ETF : FFLC Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Fundamental Large Cap Core ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Large Cap Core ETF	$ 20	0.38%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$766,166,558
Number of Holdings	111
Portfolio Turnover	37%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.7
Financials	15.0
Communication Services	12.3
Industrials	11.8
Health Care	11.8
Consumer Discretionary	9.8
Energy	4.5
Consumer Staples	3.5
Utilities	1.7
Materials	1.6
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Germany - 1.4
Taiwan - 1.2
Canada - 0.9
Netherlands - 0.5
China - 0.4
Belgium - 0.3
Congo Democratic Republic Of - 0.3
Zambia - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.9
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	5.2
Microsoft Corp	5.1
Amazon.com Inc	4.1
Apple Inc	3.8
Exxon Mobil Corp	2.6
Wells Fargo & Co	2.5
Bank of America Corp	2.4
Broadcom Inc	2.4
39.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915365.100    6079-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Small-Mid Multifactor ETF Fidelity® Small-Mid Multifactor ETF : FSMD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Small-Mid Multifactor ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small-Mid Multifactor ETF	$ 8	0.15%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$774,256,311
Number of Holdings	598
Portfolio Turnover	52%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.0
Financials	18.1
Consumer Discretionary	12.9
Health Care	12.7
Information Technology	11.2
Real Estate	6.1
Materials	4.7
Energy	4.5
Consumer Staples	3.9
Communication Services	3.2
Utilities	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.1
Puerto Rico - 0.4
Bermuda - 0.4
United Kingdom - 0.3
Sweden - 0.3
Thailand - 0.2
Monaco - 0.1
Canada - 0.1
Ireland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Natera Inc	0.6
Texas Pacific Land Corp	0.5
Interactive Brokers Group Inc Class A	0.5
Live Nation Entertainment Inc	0.5
NRG Energy Inc	0.5
Pure Storage Inc Class A	0.4
EMCOR Group Inc	0.4
Tapestry Inc	0.4
Guidewire Software Inc	0.4
Duolingo Inc Class A	0.4
4.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915354.100    3356-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Investment ETF Fidelity® Real Estate Investment ETF : FPRO Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Real Estate Investment ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment ETF	$ 30	0.59%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$14,739,181
Number of Holdings	43
Portfolio Turnover	43%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	30.8
Residential REITs	17.6
Industrial REITs	16.7
Retail REITs	15.4
Health Care REITs	10.6
Real Estate Management & Development	7.7
Hotel & Resort REITs	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	11.3
American Tower Corp	9.3
Equinix Inc	8.3
Welltower Inc	6.0
CBRE Group Inc Class A	4.9
Kimco Realty Corp	4.6
Ventas Inc	4.6
Public Storage Operating Co	3.9
UDR Inc	3.9
NNN REIT Inc	3.7
60.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915370.100    6341-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Magellan℠ ETF Fidelity® Magellan℠ ETF : FMAG Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Magellan℠ ETF for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan℠ ETF	$ 31	0.59%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$197,211,121
Number of Holdings	54
Portfolio Turnover	62%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Industrials	17.3
Financials	15.1
Communication Services	11.6
Consumer Discretionary	10.6
Health Care	5.6
Materials	5.1
Consumer Staples	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Canada - 1.1
Taiwan - 1.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
NVIDIA Corp	6.8
Amazon.com Inc	5.6
Meta Platforms Inc Class A	4.4
Broadcom Inc	3.6
Alphabet Inc Class A	3.5
JPMorgan Chase & Co	2.5
Eli Lilly & Co	2.4
Visa Inc Class A	2.4
State Street Institutional Treasury Plus Money Market Fund Trust Class	2.2
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915369.100    6340-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Fundamental Large Cap Core ETF
Fidelity® Fundamental Large Cap Growth ETF
Fidelity® Fundamental Large Cap Value ETF
Fidelity® Fundamental Small-Mid Cap ETF
Fidelity® Magellan℠ ETF
Fidelity® Real Estate Investment ETF
Fidelity® Sustainable U.S. Equity ETF
Fidelity® Women's Leadership ETF

Semi-Annual Report
January 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Growth ETF
Fidelity® Blue Chip Value ETF
Fidelity® Fundamental Large Cap Core ETF
Fidelity® Fundamental Large Cap Growth ETF
Fidelity® Fundamental Large Cap Value ETF
Fidelity® Fundamental Small-Mid Cap ETF
Fidelity® Magellan℠ ETF
Fidelity® Real Estate Investment ETF
Fidelity® Sustainable U.S. Equity ETF
Fidelity® Women's Leadership ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Blue Chip Growth ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	257,454	2,391,748
CANADA - 0.8%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Dollarama Inc	22,085	2,089,896
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	155,164	7,462,733
TOTAL CONSUMER DISCRETIONARY		9,552,629

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp	77,001	3,807,797
Secure Waste Infrastructure Corp	231,269	2,390,106
		6,197,903
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (a)	58,561	7,230,527
IT Services - 0.3%
Shopify Inc Class A (a)	90,495	10,561,019
TOTAL INFORMATION TECHNOLOGY		17,791,546

TOTAL CANADA		33,542,078
CHINA - 1.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
JD.com Inc ADR	121,438	4,944,955
PDD Holdings Inc Class A ADR (a)	107,214	11,998,319
		16,943,274
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc ADR	24,832	1,210,808
TAL Education Group Class A ADR (a)	348,283	4,259,501
		5,470,309
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR (a)	23,781	1,668,713
TOTAL CONSUMER DISCRETIONARY		24,082,296

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	190,412	39,710,423
TOTAL CHINA		63,792,719
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (a)	1,781	232,705
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc	283,988	9,079,096
GERMANY - 0.1%
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	20,334	5,613,404
INDIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (a)	22,182	2,423,827
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	43,517	2,638,871
TOTAL INDIA		5,062,698
ISRAEL - 0.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (a)	20,277	967,618
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	314,644	5,578,639
TOTAL ISRAEL		6,546,257
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (a)	81,918	1,973,405
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	5,455	4,032,936
Software - 0.1%
Nebius Group NV Class A (a)	183,223	5,984,063
TOTAL NETHERLANDS		10,016,999
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (a)	21,812	2,656,483
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (a)	20,640	1,235,923
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	178,176	37,295,800
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (a)	29,897	7,981,602
UNITED STATES - 94.7%
Communication Services - 17.9%
Entertainment - 3.7%
Netflix Inc (a)	111,655	109,060,138
ROBLOX Corp Class A (a)	247,316	17,576,748
Roku Inc Class A (a)	62,066	5,136,582
Spotify Technology SA (a)	14,263	7,823,969
Take-Two Interactive Software Inc (a)	14,465	2,683,402
Walt Disney Co/The	89,129	10,076,925
		152,357,764
Interactive Media & Services - 14.2%
Alphabet Inc Class A	1,556,191	317,494,088
Meta Platforms Inc Class A	286,794	197,652,689
Reddit Inc Class A	79,649	15,893,958
Snap Inc Class A (a)	4,694,424	53,000,047
		584,040,782
Media - 0.0%
Trade Desk Inc (The) Class A (a)	20,919	2,482,666
TOTAL COMMUNICATION SERVICES		738,881,212

Consumer Discretionary - 20.2%
Automobiles - 1.9%
Rivian Automotive Inc Class A (a)	414,085	5,200,908
Tesla Inc (a)	184,712	74,734,475
		79,935,383
Broadline Retail - 9.5%
Amazon.com Inc (a)	1,634,743	388,545,716
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Inc (a)	22,005	2,697,813
Duolingo Inc Class A (a)	12,955	4,715,490
		7,413,303
Hotels, Restaurants & Leisure - 2.4%
Airbnb Inc Class A (a)	16	2,099
Brinker International Inc (a)	50,080	9,113,058
Carnival Corp (a)	117,206	3,243,090
Cava Group Inc (a)	24,294	3,280,905
Chipotle Mexican Grill Inc (a)	350,617	20,458,502
DoorDash Inc Class A (a)	6	1,132
DraftKings Inc Class A (a)	245,104	10,282,113
Planet Fitness Inc Class A (a)	39,327	4,253,608
Royal Caribbean Cruises Ltd	13,241	3,530,051
Starbucks Corp	271,757	29,262,794
Sweetgreen Inc Class A (a)	254,253	8,370,009
Texas Roadhouse Inc	13,834	2,505,337
Viking Holdings Ltd	64,125	3,246,649
Wingstop Inc	3,488	1,039,075
		98,588,422
Household Durables - 0.8%
DR Horton Inc	35,606	5,052,491
PulteGroup Inc	38,371	4,365,852
SharkNinja Inc	202,802	22,675,292
Toll Brothers Inc	17,522	2,379,663
		34,473,298
Leisure Products - 0.1%
Peloton Interactive Inc Class A (a)	525,582	4,073,260
Specialty Retail - 3.4%
Abercrombie & Fitch Co Class A (a)	113,904	13,597,860
American Eagle Outfitters Inc	122	1,969
Carvana Co Class A (a)	139,027	34,406,402
Chewy Inc Class A (a)	77,235	3,010,620
Five Below Inc (a)	53,553	5,022,200
Home Depot Inc/The	11,541	4,754,661
Lowe's Cos Inc	132,651	34,494,566
RH (a)	22,545	9,448,835
TJX Cos Inc/The	154,014	19,219,407
Victoria's Secret & Co (a)	153,261	5,572,570
Warby Parker Inc Class A (a)	206,650	5,726,272
Wayfair Inc Class A (a)	8,772	424,302
		135,679,664
Textiles, Apparel & Luxury Goods - 1.9%
Capri Holdings Ltd (a)	298,803	7,404,338
Deckers Outdoor Corp (a)	76,274	13,527,957
Lululemon Athletica Inc (a)	73,258	30,343,464
NIKE Inc Class B	129,296	9,942,862
Ralph Lauren Corp Class A	12,636	3,155,209
Tapestry Inc	42,138	3,073,546
Under Armour Inc Class A (a)	756,001	6,312,608
VF Corp	171,146	4,444,662
		78,204,646
TOTAL CONSUMER DISCRETIONARY		826,913,692

Consumer Staples - 1.2%
Beverages - 0.1%
Celsius Holdings Inc (a)	84,307	2,105,989
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc	121,930	2,444,697
BJ's Wholesale Club Holdings Inc (a)	26,174	2,592,535
Costco Wholesale Corp	8,609	8,435,787
Target Corp	63,551	8,764,318
Walmart Inc	165,713	16,266,388
		38,503,725
Food Products - 0.1%
Freshpet Inc (a)	17,553	2,807,602
Tobacco - 0.1%
Philip Morris International Inc	43,114	5,613,443
TOTAL CONSUMER STAPLES		49,030,759

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diamondback Energy Inc	12	1,972
Financials - 5.1%
Banks - 0.3%
Citigroup Inc	105,028	8,552,430
M&T Bank Corp	2	402
US Bancorp	40	1,911
Wells Fargo & Co	37,842	2,981,950
		11,536,693
Capital Markets - 1.9%
Ares Management Corp Class A	31,741	6,291,701
Bank of New York Mellon Corp/The	31,262	2,686,343
Blue Owl Capital Inc Class A	407,131	10,589,477
Coinbase Global Inc Class A (a)	61,335	17,868,726
Goldman Sachs Group Inc/The	20,799	13,319,680
Jefferies Financial Group Inc	39,881	3,066,450
KKR & Co Inc Class A	45,888	7,666,508
Moody's Corp	12,938	6,461,755
Morgan Stanley	53,530	7,410,158
Robinhood Markets Inc Class A (a)	88,208	4,582,406
		79,943,204
Consumer Finance - 0.4%
American Express Co	50,547	16,046,145
Financial Services - 2.3%
Affirm Holdings Inc Class A (a)	117,050	7,148,244
Apollo Global Management Inc	63,429	10,845,090
Berkshire Hathaway Inc Class B (a)	6,420	3,008,861
Block Inc Class A (a)	129,565	11,767,093
Fiserv Inc (a)	11,714	2,530,693
Mastercard Inc Class A	73,002	40,547,501
PayPal Holdings Inc (a)	27,500	2,435,950
Toast Inc Class A (a)	131,254	5,370,914
Visa Inc Class A	27,484	9,394,031
		93,048,377
Insurance - 0.2%
Progressive Corp/The	38,020	9,369,649
TOTAL FINANCIALS		209,944,068

Health Care - 5.9%
Biotechnology - 1.1%
AbbVie Inc	16,567	3,046,671
Alnylam Pharmaceuticals Inc (a)	16,247	4,407,974
Apogee Therapeutics Inc (a)	6,900	285,383
Exact Sciences Corp (a)	40,854	2,289,867
Gilead Sciences Inc	68,905	6,697,566
Legend Biotech Corp ADR (a)	24,097	918,096
Moderna Inc (a)	69,116	2,724,553
MoonLake Immunotherapeutics Class A (a)	46,936	2,158,587
Natera Inc (a)	17,449	3,087,077
Regeneron Pharmaceuticals Inc (a)	25,832	17,384,419
Scholar Rock Holding Corp (a)	18,251	736,975
Viking Therapeutics Inc (a)	62,344	2,041,766
		45,778,934
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp (a)	389,931	39,913,337
Glaukos Corp (a)	19,102	2,988,317
Insulet Corp (a)	18,536	5,160,052
Intuitive Surgical Inc (a)	29,459	16,847,013
Masimo Corp (a)	4,480	780,550
Stryker Corp	20,555	8,042,966
		73,732,235
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	23,277	12,627,540
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	13,867	3,234,616
Life Sciences Tools & Services - 0.3%
Danaher Corp	28,130	6,265,676
Thermo Fisher Scientific Inc	8,312	4,968,498
		11,234,174
Pharmaceuticals - 2.4%
Elanco Animal Health Inc (a)	194,441	2,339,125
Eli Lilly & Co	116,684	94,640,060
		96,979,185
TOTAL HEALTH CARE		243,586,684

Industrials - 3.8%
Aerospace & Defense - 1.4%
Axon Enterprise Inc (a)	12,832	8,368,774
Boeing Co (a)	120,436	21,259,363
GE Aerospace	51,612	10,506,655
Howmet Aerospace Inc	74,001	9,367,047
Spirit AeroSystems Holdings Inc Class A (a)	64,571	2,196,060
Standardaero Inc	11,644	312,524
TransDigm Group Inc	2,438	3,299,443
		55,309,866
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	31,579	3,141,795
Building Products - 0.4%
AAON Inc	21,422	2,493,092
AZEK Co Inc/The Class A (a)	51,944	2,661,091
Builders FirstSource Inc (a)	19,995	3,344,764
Fortune Brands Innovations Inc	43,859	3,143,375
Lennox International Inc	3,692	2,187,214
Trane Technologies PLC	6,125	2,221,844
		16,051,380
Commercial Services & Supplies - 0.0%
ACV Auctions Inc Class A (a)	50	1,058
Construction & Engineering - 0.1%
EMCOR Group Inc	7,360	3,297,722
Fluor Corp (a)	47,302	2,280,429
		5,578,151
Electrical Equipment - 0.5%
Acuity Brands Inc	8,112	2,696,347
Eaton Corp PLC	17,118	5,588,000
GE Vernova Inc	25,283	9,427,525
Vertiv Holdings Co Class A	29,977	3,507,909
		21,219,781
Ground Transportation - 0.3%
Avis Budget Group Inc (a)	14,205	1,274,188
Lyft Inc Class A (a)	543,648	7,360,994
Uber Technologies Inc (a)	35,560	2,377,186
		11,012,368
Industrial Conglomerates - 0.1%
3M Co	25,630	3,900,886
Honeywell International Inc	5,520	1,234,934
		5,135,820
Passenger Airlines - 0.5%
Alaska Air Group Inc (a)	57,193	4,189,387
Delta Air Lines Inc	84,094	5,657,003
JetBlue Airways Corp (a)	519,776	3,420,126
United Airlines Holdings Inc (a)	82,129	8,692,534
		21,959,050
Professional Services - 0.1%
Paycom Software Inc	19,546	4,056,968
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc	26,695	4,834,998
FTAI Aviation Ltd	82,090	8,252,508
		13,087,506
TOTAL INDUSTRIALS		156,553,743

Information Technology - 39.3%
Communications Equipment - 0.2%
Arista Networks Inc	55,418	6,385,816
Ciena Corp (a)	38,907	3,390,356
		9,776,172
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	101,392	7,176,526
Coherent Corp (a)	41,922	3,793,522
		10,970,048
IT Services - 0.7%
Cloudflare Inc Class A (a)	11,880	1,644,191
Okta Inc Class A (a)	162,330	15,294,733
Snowflake Inc Class A (a)	64,962	11,791,253
		28,730,177
Semiconductors & Semiconductor Equipment - 18.1%
Astera Labs Inc (a)	181,425	18,400,124
Broadcom Inc	250,146	55,349,805
First Solar Inc (a)	18	3,014
GlobalFoundries Inc (a)	315,906	13,100,622
Impinj Inc (a)	10,367	1,315,469
Lam Research Corp	79,739	6,462,846
Marvell Technology Inc	1,175,188	132,631,718
Micron Technology Inc	42,894	3,913,649
Monolithic Power Systems Inc	31,050	19,790,339
NVIDIA Corp	3,940,230	473,103,416
ON Semiconductor Corp (a)	278,985	14,602,075
Teradyne Inc	36,698	4,249,261
		742,922,338
Software - 9.8%
AppLovin Corp Class A (a)	147,545	54,531,157
Crowdstrike Holdings Inc Class A (a)	6,630	2,639,204
Datadog Inc Class A (a)	57,130	8,153,022
HubSpot Inc (a)	17,269	13,461,704
Life360 Inc (a)	48,894	2,235,433
Microsoft Corp	643,118	266,932,557
Monday.com Ltd (a)	13,686	3,496,226
Oracle Corp	85,818	14,594,209
Palantir Technologies Inc Class A (a)	24	1,979
Procore Technologies Inc (a)	21,832	1,736,953
Salesforce Inc	17,795	6,080,552
Servicenow Inc (a)	18,236	18,571,178
Synopsys Inc (a)	7,416	3,896,960
Zoom Communications Inc Class A (a)	67,107	5,834,283
		402,165,417
Technology Hardware, Storage & Peripherals - 10.2%
Apple Inc	1,765,556	416,671,216
Super Micro Computer Inc (a)	172,977	4,933,304
		421,604,520
TOTAL INFORMATION TECHNOLOGY		1,616,168,672

Materials - 0.8%
Chemicals - 0.1%
Sherwin-Williams Co/The	12,813	4,589,104
Construction Materials - 0.3%
CRH PLC	25,382	2,513,579
Eagle Materials Inc	14,223	3,651,613
Martin Marietta Materials Inc	6,236	3,393,132
Vulcan Materials Co	13,611	3,731,456
		13,289,780
Containers & Packaging - 0.1%
Crown Holdings Inc	10	879
Smurfit WestRock PLC	55,768	2,960,723
		2,961,602
Metals & Mining - 0.3%
ATI Inc (a)	47,038	2,685,399
Carpenter Technology Corp	55,166	10,650,349
		13,335,748
TOTAL MATERIALS		34,176,234

Real Estate - 0.5%
Health Care REITs - 0.4%
Welltower Inc	99,311	13,553,965
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (a)	69,836	5,741,916
TOTAL REAL ESTATE		19,295,881

TOTAL UNITED STATES		3,894,552,917
TOTAL COMMON STOCKS (Cost $3,258,671,720)		4,081,973,834

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $40,656,295)	4.26	40,656,295	40,656,295

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,299,328,015)	4,122,630,129
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,994,267)
NET ASSETS - 100.0%	4,117,635,862

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	741,537,695	741,537,695	-	-
Consumer Discretionary	881,269,065	881,269,065	-	-
Consumer Staples	49,998,377	49,998,377	-	-
Energy	6,199,875	6,199,875	-	-
Financials	212,582,939	212,582,939	-	-
Health Care	249,398,028	249,398,028	-	-
Industrials	156,553,743	156,553,743	-	-
Information Technology	1,728,570,249	1,728,570,249	-	-
Materials	36,567,982	36,567,982	-	-
Real Estate	19,295,881	19,295,881	-	-

Money Market Funds	40,656,295	40,656,295	-	-
Total Investments in Securities:	4,122,630,129	4,122,630,129	-	-
Fidelity® Blue Chip Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $3,299,328,015):		$4,122,630,129
Foreign currency held at value (cost $145)		145
Receivable for investments sold		676,272
Receivable for fund shares sold		2,372,008
Dividends receivable		376,690
Other receivables		7
Total assets		4,126,055,251
Liabilities
Payable for investments purchased	$6,451,750
Accrued management fee	1,967,639
Total liabilities		8,419,389
Net Assets		$4,117,635,862
Net Assets consist of:
Paid in capital		$3,376,394,295
Total accumulated earnings (loss)		741,241,567
Net Assets		$4,117,635,862
Net Asset Value, offering price and redemption price per share ($4,117,635,862 ÷ 86,800,000 shares)		$47.44
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$5,514,067
Interest		400
Total income		5,514,467
Expenses
Management fee	$7,756,702
Independent trustees' fees and expenses	4,817
Miscellaneous	2,264
Total expenses before reductions	7,763,783
Expense reductions	(567)
Total expenses after reductions		7,763,216
Net Investment income (loss)		(2,248,749)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	32,464,128
Unaffiliated issuers	(11,250,640)
Foreign currency transactions	656
Total net realized gain (loss)		21,214,144
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	354,122,320
Assets and liabilities in foreign currencies	(270)
Total change in net unrealized appreciation (depreciation)		354,122,050
Net gain (loss)		375,336,194
Net increase (decrease) in net assets resulting from operations		$373,087,445
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,248,749)	$(1,159,500)
Net realized gain (loss)	21,214,144	1,357,946
Change in net unrealized appreciation (depreciation)	354,122,050	329,821,357
Net increase (decrease) in net assets resulting from operations	373,087,445	330,019,803
Distributions to shareholders	(3,424,200)	(236,800)

Share transactions
Proceeds from sales of shares	1,862,128,461	933,997,799
Cost of shares redeemed	(89,176,005)	(69,143,727)

Net increase (decrease) in net assets resulting from share transactions	1,772,952,456	864,854,072
Total increase (decrease) in net assets	2,142,615,701	1,194,637,075

Net Assets
Beginning of period	1,975,020,161	780,383,086
End of period	$4,117,635,862	$1,975,020,161

Other Information
Shares
Sold	40,875,000	25,125,000
Redeemed	(2,225,000)	(1,925,000)
Net increase (decrease)	38,650,000	23,200,000

Financial Highlights
Fidelity® Blue Chip Growth ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$41.02	$31.28	$24.93	$32.77	$22.74	$20.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.03)	- D	(.05)	(.08)	(.01)
Net realized and unrealized gain (loss)	6.52	9.78	6.35	(7.79)	10.11	2.75
Total from investment operations	6.48	9.75	6.35	(7.84)	10.03	2.74
Distributions from net investment income	(.06)	(.01)	-	-	- D	-
Total distributions	(.06)	(.01)	-	-	- D	-
Net asset value, end of period	$47.44	$41.02	$31.28	$24.93	$32.77	$22.74
Total Return E,F,G	15.79%	31.18%	25.44%	(23.92)%	44.14%	13.68%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J,K	.60%	.59%	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.59 % J,K	.59%	.59%	.59%	.59%	.59% J
Expenses net of all reductions	.59% J,K	.59%	.59%	.59%	.59%	.59% J
Net investment income (loss)	(.17)% J,K	(.10)%	-% L	(.17)%	(.27)%	(.34)% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,117,636	$1,975,020	$780,383	$363,397	$407,189	$41,494
Portfolio turnover rate M,N	53 % J	42%	30%	57%	63%	11% O

AFor the period June 2, 2020 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Fidelity® Blue Chip Value ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 1.8%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd (United States)	24,552	745,153
Imperial Oil Ltd (United States)	11,457	763,495
		1,508,648
Information Technology - 0.0%
Software - 0.0%
Open Text Corp (United States)	29	853
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	14,139	729,997
TOTAL CANADA		2,239,498
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	626	130,552
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (a)	7,486	926,542
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	3,164	305,832
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	1,089	161,139
UNITED KINGDOM - 3.8%
Consumer Staples - 0.9%
Beverages - 0.9%
Coca-Cola Europacific Partners PLC	8,017	629,735
Diageo PLC ADR	5,014	601,530
		1,231,265
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC ADR	32,492	2,299,134
Utilities - 1.1%
Multi-Utilities - 1.1%
National Grid PLC ADR	22,358	1,372,781
TOTAL UNITED KINGDOM		4,903,180
UNITED STATES - 91.6%
Communication Services - 4.5%
Entertainment - 1.1%
Walt Disney Co/The	12,240	1,383,854
Interactive Media & Services - 1.2%
Alphabet Inc Class A	7,409	1,511,584
Media - 2.2%
Comcast Corp Class A	85,307	2,871,434
TOTAL COMMUNICATION SERVICES		5,766,872

Consumer Discretionary - 4.7%
Diversified Consumer Services - 1.1%
H&R Block Inc	26,471	1,464,111
Specialty Retail - 3.1%
Lowe's Cos Inc	5,025	1,306,701
Murphy USA Inc	996	500,898
Ross Stores Inc	8,273	1,245,583
Ulta Beauty Inc (a)	2,106	867,988
		3,921,170
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	9,091	663,098
TOTAL CONSUMER DISCRETIONARY		6,048,379

Consumer Staples - 8.7%
Beverages - 1.6%
Coca-Cola Co/The	12,107	768,552
Keurig Dr Pepper Inc	41,078	1,318,604
		2,087,156
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (a)	9,947	985,250
Target Corp	3,990	550,261
US Foods Holding Corp (a)	20,550	1,457,612
		2,993,123
Food Products - 0.9%
Mondelez International Inc	12,640	732,994
Tyson Foods Inc Class A	6,830	385,826
		1,118,820
Household Products - 1.2%
Procter & Gamble Co/The	9,318	1,546,695
Personal Care Products - 2.7%
Haleon PLC ADR	112,755	1,067,790
Kenvue Inc	111,810	2,380,435
		3,448,225
TOTAL CONSUMER STAPLES		11,194,019

Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Exxon Mobil Corp	47,772	5,103,483
Shell PLC ADR	39,732	2,616,352
		7,719,835
Financials - 26.2%
Banks - 12.4%
Bank of America Corp	69,680	3,226,184
Cullen/Frost Bankers Inc	2,366	329,820
JPMorgan Chase & Co	19,389	5,182,680
M&T Bank Corp	6,712	1,350,723
PNC Financial Services Group Inc/The	8,913	1,791,067
US Bancorp	24,605	1,175,627
Wells Fargo & Co	34,091	2,686,371
		15,742,472
Capital Markets - 2.7%
Blackrock Inc	1,915	2,059,583
Northern Trust Corp	11,880	1,334,005
		3,393,588
Consumer Finance - 0.9%
Capital One Financial Corp	5,798	1,181,111
Financial Services - 3.8%
Apollo Global Management Inc	4,435	758,296
Berkshire Hathaway Inc Class B (a)	6,292	2,948,872
Visa Inc Class A	3,445	1,177,501
		4,884,669
Insurance - 5.9%
Chubb Ltd	7,603	2,067,104
The Travelers Companies, Inc.	14,877	3,647,543
Willis Towers Watson PLC	5,379	1,772,730
		7,487,377
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp	34,873	347,683
Annaly Capital Management Inc	17,378	354,685
		702,368
TOTAL FINANCIALS		33,391,585

Health Care - 13.4%
Biotechnology - 2.0%
AbbVie Inc	3,547	652,293
Gilead Sciences Inc	19,718	1,916,590
		2,568,883
Health Care Providers & Services - 8.5%
Centene Corp (a)	44,383	2,841,843
Cigna Group/The	10,452	3,075,084
CVS Health Corp	26,827	1,515,189
Elevance Health Inc	22	8,705
UnitedHealth Group Inc	6,209	3,368,321
		10,809,142
Pharmaceuticals - 2.9%
Elanco Animal Health Inc (a)	37,903	455,973
GSK PLC ADR	46,726	1,648,026
Johnson & Johnson	53	8,064
Merck & Co Inc	16,198	1,600,686
		3,712,749
TOTAL HEALTH CARE		17,090,774

Industrials - 13.1%
Aerospace & Defense - 2.4%
L3Harris Technologies Inc	3,096	656,383
Lockheed Martin Corp	2,464	1,140,709
Northrop Grumman Corp	1,995	972,104
Textron Inc	3,720	284,617
		3,053,813
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	4,935	490,983
FedEx Corp	19	5,033
United Parcel Service Inc Class B	8,058	920,465
		1,416,481
Building Products - 1.1%
Builders FirstSource Inc (a)	2,767	462,864
Johnson Controls International plc	12,693	990,054
		1,452,918
Electrical Equipment - 0.7%
GE Vernova Inc	497	185,321
Regal Rexnord Corp	4,492	713,016
		898,337
Ground Transportation - 1.3%
CSX Corp	26,166	860,077
Norfolk Southern Corp	3,177	811,088
		1,671,165
Industrial Conglomerates - 0.5%
3M Co	4,344	661,156
Machinery - 4.8%
Allison Transmission Holdings Inc	2,673	314,184
Cummins Inc	1,068	380,475
Deere & Co	5,800	2,764,048
Dover Corp	3,081	627,538
Oshkosh Corp	2,062	240,017
Pentair PLC	11,830	1,226,534
Westinghouse Air Brake Technologies Corp	2,680	557,226
		6,110,022
Professional Services - 0.5%
Maximus Inc	8,040	605,331
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	4,971	900,348
TOTAL INDUSTRIALS		16,769,571

Information Technology - 7.5%
Communications Equipment - 2.5%
Cisco Systems Inc	51,014	3,091,448
IT Services - 1.6%
Amdocs Ltd	15,158	1,336,784
Cognizant Technology Solutions Corp Class A	9,216	761,334
		2,098,118
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials Inc	4,412	795,704
Broadcom Inc	929	205,560
Micron Technology Inc	16,182	1,476,446
		2,477,710
Software - 1.2%
Gen Digital Inc	54,932	1,478,220
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp (a)	6,131	399,312
TOTAL INFORMATION TECHNOLOGY		9,544,808

Materials - 2.6%
Chemicals - 1.0%
CF Industries Holdings Inc	13,303	1,226,670
Construction Materials - 0.9%
CRH PLC	11,442	1,133,101
Containers & Packaging - 0.7%
Crown Holdings Inc	8,400	738,024
Silgan Holdings Inc	4,512	248,250
		986,274
TOTAL MATERIALS		3,346,045

Real Estate - 1.5%
Retail REITs - 0.4%
Simon Property Group Inc	2,924	508,367
Specialized REITs - 1.1%
Crown Castle Inc	8,379	748,077
Lamar Advertising Co Class A	2,800	353,976
Outfront Media Inc	13,633	250,847
		1,352,900
TOTAL REAL ESTATE		1,861,267

Utilities - 3.4%
Electric Utilities - 2.8%
Edison International	18,818	1,016,172
PG&E Corp	147,948	2,315,386
Southern Co/The	2,483	208,448
		3,540,006
Gas Utilities - 0.2%
UGI Corp	10,817	332,406
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	254	2,794
Multi-Utilities - 0.4%
Sempra	5,932	491,941
TOTAL UTILITIES		4,367,147

TOTAL UNITED STATES		117,100,302
TOTAL COMMON STOCKS (Cost $106,169,835)		125,767,045

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $2,173,862)	4.26	2,173,862	2,173,862

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $108,343,697)	127,940,907
NET OTHER ASSETS (LIABILITIES) - 0.0%	12,906
NET ASSETS - 100.0%	127,953,813

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,766,872	5,766,872	-	-
Consumer Discretionary	6,354,211	6,354,211	-	-
Consumer Staples	12,425,284	12,425,284	-	-
Energy	9,228,483	9,228,483	-	-
Financials	33,391,585	33,391,585	-	-
Health Care	20,316,450	20,316,450	-	-
Industrials	16,769,571	16,769,571	-	-
Information Technology	9,837,352	9,837,352	-	-
Materials	4,076,042	4,076,042	-	-
Real Estate	1,861,267	1,861,267	-	-
Utilities	5,739,928	5,739,928	-	-

Money Market Funds	2,173,862	2,173,862	-	-
Total Investments in Securities:	127,940,907	127,940,907	-	-
Fidelity® Blue Chip Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $108,343,697):		$127,940,907
Dividends receivable		74,262
Total assets		128,015,169
Liabilities
Accrued management fee	$61,356
Total liabilities		61,356
Net Assets		$127,953,813
Net Assets consist of:
Paid in capital		$109,285,037
Total accumulated earnings (loss)		18,668,776
Net Assets		$127,953,813
Net Asset Value, offering price and redemption price per share ($127,953,813 ÷ 3,950,000 shares)		$32.39
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$1,360,513
Expenses
Management fee	$368,488
Independent trustees' fees and expenses	274
Miscellaneous	149
Total expenses before reductions	368,911
Expense reductions	(41)
Total expenses after reductions		368,870
Net Investment income (loss)		991,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	936,576
Unaffiliated issuers	171,002
Foreign currency transactions	(288)
Total net realized gain (loss)		1,107,290
Change in net unrealized appreciation (depreciation) on investment securities		2,341,344
Net gain (loss)		3,448,634
Net increase (decrease) in net assets resulting from operations		$4,440,277
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$991,643	$2,227,509
Net realized gain (loss)	1,107,290	3,561,149
Change in net unrealized appreciation (depreciation)	2,341,344	6,653,132
Net increase (decrease) in net assets resulting from operations	4,440,277	12,441,790
Distributions to shareholders	(1,062,600)	(2,193,525)

Share transactions
Proceeds from sales of shares	3,971,787	6,682,989
Cost of shares redeemed	(4,752,935)	(20,072,077)

Net increase (decrease) in net assets resulting from share transactions	(781,148)	(13,389,088)
Total increase (decrease) in net assets	2,596,529	(3,140,823)

Net Assets
Beginning of period	125,357,284	128,498,107
End of period	$127,953,813	$125,357,284

Other Information
Shares
Sold	125,000	225,000
Redeemed	(150,000)	(700,000)
Net increase (decrease)	(25,000)	(475,000)

Financial Highlights
Fidelity® Blue Chip Value ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$31.54	$28.88	$28.02	$28.63	$20.23	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.54	.43	.39	.32	.03
Net realized and unrealized gain (loss)	.87	2.65	1.04	(.03)	8.32	.21
Total from investment operations	1.13	3.19	1.47	.36	8.64	.24
Distributions from net investment income	(.28)	(.53)	(.42)	(.39)	(.24)	(.01)
Distributions from net realized gain	-	-	(.19)	(.58)	-	-
Total distributions	(.28)	(.53)	(.61)	(.97)	(.24)	(.01)
Net asset value, end of period	$32.39	$31.54	$28.88	$28.02	$28.63	$20.23
Total Return D,E,F	3.61%	11.22%	5.35%	1.27%	42.83%	1.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I,J	.60%	.59%	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.59 % I,J	.59%	.59%	.59%	.59%	.59% J
Expenses net of all reductions	.59% I,J	.59%	.59%	.59%	.58%	.59% J
Net investment income (loss)	1.59% I,J	1.84%	1.53%	1.36%	1.22%	1.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$127,954	$125,357	$128,498	$114,175	$94,465	$8,093
Portfolio turnover rate K,L	51 % J	33%	35%	54%	97%	20% M

AFor the period June 2, 2020 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Fundamental Large Cap Core ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	12,701	2,479,726
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (a)	985	1,893,357
CANADA - 0.9%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd (United States)	108,443	3,291,245
Imperial Oil Ltd	37,470	2,492,328
		5,783,573
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (a)	10,066	1,242,744
TOTAL CANADA		7,026,317
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	84,302	2,953,637
CONGO DEMOCRATIC REPUBLIC OF - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mine Ltd Class A (a)	220,662	2,370,065
FRANCE - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Airbus SE	48	8,322
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	126	22,999
TOTAL FRANCE		31,321
GERMANY - 1.4%
Information Technology - 1.4%
Software - 1.4%
SAP SE ADR	38,267	10,563,988
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	5,545	4,099,474
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	42,733	8,944,872
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	1	30
UNITED STATES - 94.2%
Communication Services - 12.3%
Entertainment - 0.3%
Walt Disney Co/The	20,624	2,331,749
Interactive Media & Services - 10.7%
Alphabet Inc Class A	194,177	39,615,992
Meta Platforms Inc Class A	61,312	42,255,004
		81,870,996
Media - 1.3%
Comcast Corp Class A	304,757	10,258,121
TOTAL COMMUNICATION SERVICES		94,460,866

Consumer Discretionary - 9.2%
Automobile Components - 0.7%
Modine Manufacturing Co (a)	49,453	5,017,007
Automobiles - 0.2%
Tesla Inc (a)	4,533	1,834,052
Broadline Retail - 4.1%
Amazon.com Inc (a)	130,504	31,018,191
Diversified Consumer Services - 0.7%
H&R Block Inc	80,640	4,460,198
Service Corp International/US	12,783	998,608
		5,458,806
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (a)	22,909	3,004,973
Hilton Worldwide Holdings Inc	18,487	4,733,966
Marriott International Inc/MD Class A1	14,279	4,149,335
		11,888,274
Household Durables - 0.3%
Tempur Sealy International Inc	41,084	2,594,044
Specialty Retail - 1.6%
Dick's Sporting Goods Inc	7,549	1,812,137
Lowe's Cos Inc	29,966	7,792,359
O'Reilly Automotive Inc (a)	896	1,159,800
Williams-Sonoma Inc	7,789	1,646,361
		12,410,657
TOTAL CONSUMER DISCRETIONARY		70,221,031

Consumer Staples - 3.5%
Beverages - 1.7%
Coca-Cola Co/The	100,843	6,401,514
Keurig Dr Pepper Inc	205,841	6,607,496
		13,009,010
Consumer Staples Distribution & Retail - 0.1%
Costco Wholesale Corp	749	733,930
Personal Care Products - 1.7%
Estee Lauder Cos Inc/The Class A	23,936	1,996,980
Haleon PLC	791,913	3,679,153
Kenvue Inc	345,743	7,360,869
		13,037,002
TOTAL CONSUMER STAPLES		26,779,942

Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy Inc	4,671	1,044,669
Exxon Mobil Corp	181,886	19,430,881
Shell PLC ADR	119,976	7,900,420
		28,375,970
Financials - 15.0%
Banks - 7.8%
Bank of America Corp	397,129	18,387,073
M&T Bank Corp	31,056	6,249,709
PNC Financial Services Group Inc/The	42,012	8,442,311
US Bancorp	158,599	7,577,860
Wells Fargo & Co	239,999	18,911,922
		59,568,875
Financial Services - 5.1%
Apollo Global Management Inc	38,756	6,626,501
Fiserv Inc (a)	56,218	12,145,337
Mastercard Inc Class A	13,112	7,282,798
Visa Inc Class A	38,549	13,176,048
		39,230,684
Insurance - 2.1%
Arthur J Gallagher & Co	15,926	4,806,785
Chubb Ltd	14,903	4,051,827
The Travelers Companies, Inc.	28,603	7,012,884
		15,871,496
TOTAL FINANCIALS		114,671,055

Health Care - 11.5%
Biotechnology - 1.3%
AbbVie Inc	24,769	4,555,019
Alnylam Pharmaceuticals Inc (a)	6,832	1,853,590
Gilead Sciences Inc	34,066	3,311,215
		9,719,824
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp (a)	134,726	13,790,553
Health Care Providers & Services - 3.1%
Cigna Group/The	27,038	7,954,850
Humana Inc	7,223	2,118,000
UnitedHealth Group Inc	25,628	13,902,934
		23,975,784
Life Sciences Tools & Services - 1.4%
Danaher Corp	10,965	2,442,344
Thermo Fisher Scientific Inc	14,426	8,623,142
		11,065,486
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co	103,328	6,091,186
Eli Lilly & Co	16,115	13,070,554
GSK PLC ADR	100,110	3,530,880
Royalty Pharma PLC Class A	211,690	6,685,170
		29,377,790
TOTAL HEALTH CARE		87,929,437

Industrials - 11.8%
Aerospace & Defense - 3.2%
Boeing Co (a)	41,183	7,269,623
GE Aerospace	64,194	13,067,974
Northrop Grumman Corp	4,101	1,998,294
Spirit AeroSystems Holdings Inc Class A (a)	53,317	1,813,311
		24,149,202
Air Freight & Logistics - 0.7%
United Parcel Service Inc Class B	44,575	5,091,802
Building Products - 0.3%
Trane Technologies PLC	7,663	2,779,753
Commercial Services & Supplies - 0.3%
GFL Environmental Inc Subordinate Voting Shares	63,035	2,719,438
Electrical Equipment - 2.9%
Eaton Corp PLC	23,674	7,728,141
GE Vernova Inc	26,929	10,041,286
Vertiv Holdings Co Class A	38,377	4,490,876
		22,260,303
Ground Transportation - 0.8%
Knight-Swift Transportation Holdings Inc	88,314	5,041,846
Uber Technologies Inc (a)	11,786	787,894
		5,829,740
Machinery - 2.2%
Allison Transmission Holdings Inc	48,345	5,682,472
Deere & Co	6,063	2,889,383
Ingersoll Rand Inc	31,834	2,986,029
Westinghouse Air Brake Technologies Corp	25,211	5,241,871
		16,799,755
Trading Companies & Distributors - 1.4%
United Rentals Inc	8,576	6,501,123
Watsco Inc	9,227	4,415,949
		10,917,072
TOTAL INDUSTRIALS		90,547,065

Information Technology - 23.5%
Communications Equipment - 1.8%
Arista Networks Inc	35,703	4,114,056
Cisco Systems Inc	157,563	9,548,318
		13,662,374
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	101,492	7,183,604
Jabil Inc	10,825	1,758,088
		8,941,692
IT Services - 0.4%
Amdocs Ltd	37,326	3,291,780
Semiconductors & Semiconductor Equipment - 9.0%
Broadcom Inc	83,088	18,384,882
Marvell Technology Inc	42,993	4,852,190
Micron Technology Inc	8,106	739,591
NVIDIA Corp	377,687	45,348,879
		69,325,542
Software - 7.3%
AppLovin Corp Class A (a)	4,143	1,531,211
Gen Digital Inc	336	9,042
Intuit Inc	4,940	2,971,459
Microsoft Corp	94,356	39,163,402
Oracle Corp	45,328	7,708,480
Salesforce Inc	12,432	4,248,014
		55,631,608
Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc	123,615	29,173,140
TOTAL INFORMATION TECHNOLOGY		180,026,136

Materials - 1.0%
Construction Materials - 0.7%
CRH PLC	15,028	1,488,223
Martin Marietta Materials Inc	7,568	4,117,900
		5,606,123
Containers & Packaging - 0.3%
International Paper Co	36,202	2,013,917
TOTAL MATERIALS		7,620,040

Real Estate - 1.0%
Residential REITs - 0.1%
Sun Communities Inc	6,009	760,139
Specialized REITs - 0.9%
American Tower Corp	17,292	3,198,155
Crown Castle Inc	42,053	3,754,492
		6,952,647
TOTAL REAL ESTATE		7,712,786

Utilities - 1.7%
Electric Utilities - 1.7%
Constellation Energy Corp	1,891	567,262
Edison International	114,163	6,164,802
PG&E Corp	203,551	3,185,573
Southern Co/The	37,162	3,119,750
		13,037,387
TOTAL UNITED STATES		721,381,715
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (a)	167,432	2,095,564
TOTAL COMMON STOCKS (Cost $672,005,658)		763,840,066

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $2,166,773)	4.37	2,166,340	2,166,773

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $674,172,431)	766,006,839
NET OTHER ASSETS (LIABILITIES) - 0.0%	159,719
NET ASSETS - 100.0%	766,166,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	Mar 2025	2,123,538	(11,141)	(11,141)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,286,023	90,040,067	90,159,317	248,816	-	-	2,166,773	2,166,340	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,294,679	1,294,679	18	-	-	-	-	0.0%
Total	2,286,023	91,334,746	91,453,996	248,834	-	-	2,166,773	2,166,340

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	94,460,866	94,460,866	-	-
Consumer Discretionary	75,068,025	75,068,025	-	-
Consumer Staples	26,779,972	26,779,972	-	-
Energy	34,159,543	34,159,543	-	-
Financials	114,671,055	114,671,055	-	-
Health Care	90,409,163	90,409,163	-	-
Industrials	90,555,387	90,555,387	-	-
Information Technology	204,900,213	204,900,213	-	-
Materials	12,085,669	12,085,669	-	-
Real Estate	7,712,786	7,712,786	-	-
Utilities	13,037,387	13,037,387	-	-

Money Market Funds	2,166,773	2,166,773	-	-
Total Investments in Securities:	766,006,839	766,006,839	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(11,141)	(11,141)	-	-
Total Liabilities	(11,141)	(11,141)	-	-
Total Derivative Instruments:	(11,141)	(11,141)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(11,141)
Total Equity Risk	0	(11,141)
Total Value of Derivatives	0	(11,141)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Fundamental Large Cap Core ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $672,005,658)	$763,840,066
Fidelity Central Funds (cost $2,166,773)	2,166,773

Total Investment in Securities (cost $674,172,431)		$766,006,839
Segregated cash with brokers for derivative instruments		107,322
Foreign currency held at value (cost $69)		69
Dividends receivable		254,913
Distributions receivable from Fidelity Central Funds		40,471
Total assets		766,409,614
Liabilities
Accrued management fee	$231,856
Payable for daily variation margin on futures contracts	11,200
Total liabilities		243,056
Net Assets		$766,166,558
Net Assets consist of:
Paid in capital		$677,135,241
Total accumulated earnings (loss)		89,031,317
Net Assets		$766,166,558
Net Asset Value, offering price and redemption price per share ($766,166,558 ÷ 16,225,000 shares)		$47.22
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$3,447,686
Interest		5,707
Income from Fidelity Central Funds (including $18 from security lending)		248,834
Total income		3,702,227
Expenses
Management fee	$1,067,580
Independent trustees' fees and expenses	1,029
Miscellaneous	528
Total expenses before reductions	1,069,137
Expense reductions	(182)
Total expenses after reductions		1,068,955
Net Investment income (loss)		2,633,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,458,787)
Redemptions in-kind	7,611,633
Foreign currency transactions	(2,115)
Futures contracts	(936,740)
Total net realized gain (loss)		1,213,991
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	38,610,982
Futures contracts	(11,141)
Total change in net unrealized appreciation (depreciation)		38,599,841
Net gain (loss)		39,813,832
Net increase (decrease) in net assets resulting from operations		$42,447,104
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,633,272	$1,792,603
Net realized gain (loss)	1,213,991	22,453,644
Change in net unrealized appreciation (depreciation)	38,599,841	33,456,231
Net increase (decrease) in net assets resulting from operations	42,447,104	57,702,478
Distributions to shareholders	(2,643,875)	(1,533,800)

Share transactions
Proceeds from sales of shares	374,161,542	303,260,878
Cost of shares redeemed	(34,142,843)	(81,007,492)

Net increase (decrease) in net assets resulting from share transactions	340,018,699	222,253,386
Total increase (decrease) in net assets	379,821,928	278,422,064

Net Assets
Beginning of period	386,344,630	107,922,566
End of period	$766,166,558	$386,344,630

Other Information
Shares
Sold	8,125,000	7,725,000
Redeemed	(750,000)	(2,000,000)
Net increase (decrease)	7,375,000	5,725,000

Financial Highlights
Fidelity® Fundamental Large Cap Core ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$43.65	$34.54	$28.86	$29.11	$20.37	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.33	.30	.40	.36	.03
Net realized and unrealized gain (loss)	3.56	9.03	5.78	(.12)	8.75	.36
Total from investment operations	3.78	9.36	6.08	.28	9.11	.39
Distributions from net investment income	(.21)	(.25)	(.33)	(.53)	(.37)	(.02)
Distributions from net realized gain	-	-	(.07)	-	-	-
Total distributions	(.21)	(.25)	(.40)	(.53)	(.37)	(.02)
Net asset value, end of period	$47.22	$43.65	$34.54	$28.86	$29.11	$20.37
Total Return D,E,F	8.67%	27.19%	21.36%	1.00%	45.03%	1.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I,J	.47%	.59%	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.38 % I,J	.47%	.59%	.59%	.59%	.59% I
Expenses net of all reductions	.38% I,J	.47%	.59%	.59%	.58%	.59% I
Net investment income (loss)	.94% I,J	.85%	.99%	1.36%	1.33%	1.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$766,167	$386,345	$107,923	$56,276	$60,407	$6,112
Portfolio turnover rate K,L	37 % I	63%	76%	36%	68%	10% M

AFor the period June 2, 2020 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Fundamental Large Cap Growth ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	4,964	969,165
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (a)	502	964,939
CANADA - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Shopify Inc Class A (a)	25,741	3,004,047
CHINA - 1.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Trip.com Group Ltd ADR (a)	16,487	1,156,893
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	19,238	4,012,085
TOTAL CHINA		5,168,978
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	8,400	709,380
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	46,935	832,158
NETHERLANDS - 0.6%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	1,709	1,119,617
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	1,709	1,263,481
TOTAL NETHERLANDS		2,383,098
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	47,729	9,990,634
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca PLC ADR	11	778
UNITED STATES - 92.6%
Communication Services - 16.4%
Entertainment - 2.8%
Netflix Inc (a)	8,094	7,905,895
ROBLOX Corp Class A (a)	7,008	498,059
Roku Inc Class A (a)	28,496	2,358,329
		10,762,283
Interactive Media & Services - 13.4%
Alphabet Inc Class A	95,436	19,470,853
Alphabet Inc Class C	49,193	10,114,081
Meta Platforms Inc Class A	27,134	18,700,210
Reddit Inc Class A	9,999	1,995,300
Snap Inc Class A (a)	100,126	1,130,423
		51,410,867
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	3,596	837,760
TOTAL COMMUNICATION SERVICES		63,010,910

Consumer Discretionary - 14.6%
Automobiles - 1.0%
Tesla Inc (a)	9,641	3,900,749
Broadline Retail - 8.5%
Amazon.com Inc (a)	137,372	32,650,577
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (a)	6,870	901,138
Chipotle Mexican Grill Inc (a)	36,947	2,155,857
		3,056,995
Household Durables - 0.3%
SharkNinja Inc	10,843	1,212,356
Specialty Retail - 3.2%
Carvana Co Class A (a)	9,423	2,332,004
Floor & Decor Holdings Inc Class A (a)	9,779	978,878
Lowe's Cos Inc	18,095	4,705,424
RH (a)	4,758	1,994,125
TJX Cos Inc/The	18,974	2,367,765
Wayfair Inc Class A (a)	1,821	88,082
		12,466,278
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica Inc (a)	6,990	2,895,258
TOTAL CONSUMER DISCRETIONARY		56,182,213

Consumer Staples - 1.5%
Beverages - 0.7%
Keurig Dr Pepper Inc	38,434	1,233,731
Monster Beverage Corp (a)	31,888	1,553,265
		2,786,996
Consumer Staples Distribution & Retail - 0.6%
Walmart Inc	21,604	2,120,649
Tobacco - 0.2%
Philip Morris International Inc	6,918	900,723
TOTAL CONSUMER STAPLES		5,808,368

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Range Resources Corp	13,369	495,187
Financials - 6.1%
Capital Markets - 1.9%
Blue Owl Capital Inc Class A	74,029	1,925,494
Coinbase Global Inc Class A (a)	8,696	2,533,406
Robinhood Markets Inc Class A (a)	52,821	2,744,051
		7,202,951
Financial Services - 4.2%
Affirm Holdings Inc Class A (a)	17,874	1,091,565
Apollo Global Management Inc	20,623	3,526,121
Block Inc Class A (a)	19,318	1,754,461
Flywire Corp (a)	31,240	603,869
Mastercard Inc Class A	13,919	7,731,030
Toast Inc Class A (a)	34,984	1,431,545
		16,138,591
TOTAL FINANCIALS		23,341,542

Health Care - 9.2%
Biotechnology - 1.9%
Alnylam Pharmaceuticals Inc (a)	9,167	2,487,099
Exact Sciences Corp (a)	15,758	883,236
Gilead Sciences Inc	5,806	564,343
Ionis Pharmaceuticals Inc (a)	13,062	416,678
Moderna Inc (a)	6,970	274,757
Nuvalent Inc Class A (a)	5,230	448,786
Regeneron Pharmaceuticals Inc (a)	1,986	1,336,538
Roivant Sciences Ltd (a)	31,174	346,967
Vaxcyte Inc (a)	7,374	651,272
		7,409,676
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp (a)	73,367	7,509,846
Hologic Inc (a)	8,959	646,302
Insulet Corp (a)	5,762	1,604,026
		9,760,174
Health Care Providers & Services - 0.9%
HealthEquity Inc (a)	13,111	1,447,717
UnitedHealth Group Inc	3,619	1,963,271
		3,410,988
Health Care Technology - 0.2%
Doximity Inc Class A (a)	14,156	836,619
Life Sciences Tools & Services - 1.0%
Bruker Corp	18,675	1,085,951
Danaher Corp	7,835	1,745,168
Thermo Fisher Scientific Inc	1,884	1,126,161
		3,957,280
Pharmaceuticals - 2.7%
Eli Lilly & Co	10,833	8,786,430
Intra-Cellular Therapies Inc (a)	10,415	1,323,538
		10,109,968
TOTAL HEALTH CARE		35,484,705

Industrials - 5.6%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (a)	5,413	3,530,250
GE Aerospace	17,207	3,502,829
Howmet Aerospace Inc	17,648	2,233,884
		9,266,963
Building Products - 0.7%
Builders FirstSource Inc (a)	16,249	2,718,133
Construction & Engineering - 0.1%
Comfort Systems USA Inc	529	231,041
Electrical Equipment - 0.9%
Eaton Corp PLC	3,451	1,126,544
GE Vernova Inc	6,441	2,401,721
		3,528,265
Ground Transportation - 0.9%
Uber Technologies Inc (a)	52,832	3,531,819
Passenger Airlines - 0.2%
United Airlines Holdings Inc (a)	8,225	870,534
Trading Companies & Distributors - 0.3%
FTAI Aviation Ltd	12,546	1,261,249
TOTAL INDUSTRIALS		21,408,004

Information Technology - 37.7%
Electronic Equipment, Instruments & Components - 1.4%
Coherent Corp (a)	26,624	2,409,206
Flex Ltd (a)	73,512	3,061,775
		5,470,981
IT Services - 0.1%
MongoDB Inc Class A (a)	2,169	592,831
Semiconductors & Semiconductor Equipment - 15.6%
Broadcom Inc	27,789	6,148,872
First Solar Inc (a)	8	1,340
Marvell Technology Inc	32,158	3,629,352
Micron Technology Inc	24,020	2,191,585
Monolithic Power Systems Inc	2,194	1,398,390
NVIDIA Corp	371,076	44,555,095
ON Semiconductor Corp (a)	34,982	1,830,958
		59,755,592
Software - 11.2%
AppLovin Corp Class A (a)	9,952	3,678,160
Cadence Design Systems Inc (a)	11,457	3,409,832
HubSpot Inc (a)	5,169	4,029,391
Microsoft Corp	72,394	30,047,854
Nutanix Inc Class A (a)	12,408	853,236
Oracle Corp	5	849
Salesforce Inc	2,731	933,183
		42,952,505
Technology Hardware, Storage & Peripherals - 9.4%
Apple Inc	152,245	35,929,820
TOTAL INFORMATION TECHNOLOGY		144,701,729

Materials - 0.6%
Construction Materials - 0.4%
Martin Marietta Materials Inc	2,522	1,372,271
Metals & Mining - 0.2%
Carpenter Technology Corp	5,098	984,220
TOTAL MATERIALS		2,356,491

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (a)	12,131	997,411
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	10,753	1,806,827
TOTAL UNITED STATES		355,593,387
TOTAL COMMON STOCKS (Cost $264,500,247)		379,616,564

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $4,430,435)	4.37	4,429,549	4,430,435

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $268,930,682)	384,046,999
NET OTHER ASSETS (LIABILITIES) - 0.0%	127,658
NET ASSETS - 100.0%	384,174,657

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	14	Mar 2025	4,247,075	(21,942)	(21,942)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	680,134	9,769,131	6,018,830	13,237	-	-	4,430,435	4,429,549	0.0%
Fidelity Securities Lending Cash Central Fund	71,700	1,345,264	1,416,964	242	-	-	-	-	0.0%
Total	751,834	11,114,395	7,435,794	13,479	-	-	4,430,435	4,429,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	63,010,910	63,010,910	-	-
Consumer Discretionary	58,304,045	58,304,045	-	-
Consumer Staples	5,808,368	5,808,368	-	-
Energy	495,187	495,187	-	-
Financials	23,341,542	23,341,542	-	-
Health Care	39,115,803	39,115,803	-	-
Industrials	21,408,004	21,408,004	-	-
Information Technology	162,971,976	162,971,976	-	-
Materials	2,356,491	2,356,491	-	-
Real Estate	997,411	997,411	-	-
Utilities	1,806,827	1,806,827	-	-

Money Market Funds	4,430,435	4,430,435	-	-
Total Investments in Securities:	384,046,999	384,046,999	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(21,942)	(21,942)	-	-
Total Liabilities	(21,942)	(21,942)	-	-
Total Derivative Instruments:	(21,942)	(21,942)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(21,942)
Total Equity Risk	0	(21,942)
Total Value of Derivatives	0	(21,942)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Fundamental Large Cap Growth ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $264,500,247)	$379,616,564
Fidelity Central Funds (cost $4,430,435)	4,430,435

Total Investment in Securities (cost $268,930,682)		$384,046,999
Segregated cash with brokers for derivative instruments		229,381
Dividends receivable		43,444
Distributions receivable from Fidelity Central Funds		2,701
Total assets		384,322,525
Liabilities
Payable to custodian bank	$4,523
Accrued management fee	119,315
Payable for daily variation margin on futures contracts	24,030
Total liabilities		147,868
Net Assets		$384,174,657
Net Assets consist of:
Paid in capital		$286,371,481
Total accumulated earnings (loss)		97,803,176
Net Assets		$384,174,657
Net Asset Value, offering price and redemption price per share ($384,174,657 ÷ 14,850,000 shares)		$25.87
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$683,425
Interest		142
Income from Fidelity Central Funds (including $242 from security lending)		13,479
Total income		697,046
Expenses
Management fee	$657,193
Independent trustees' fees and expenses	734
Miscellaneous	469
Total expenses before reductions	658,396
Expense reductions	(367)
Total expenses after reductions		658,029
Net Investment income (loss)		39,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	484,659
Redemptions in-kind	4,742,072
Fidelity Central Funds	4
Foreign currency transactions	(331)
Futures contracts	7,983
Total net realized gain (loss)		5,234,387
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	35,891,631
Assets and liabilities in foreign currencies	(433)
Futures contracts	(21,942)
Total change in net unrealized appreciation (depreciation)		35,869,256
Net gain (loss)		41,103,643
Net increase (decrease) in net assets resulting from operations		$41,142,660
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,017	$(121,587)
Net realized gain (loss)	5,234,387	28,639,377
Change in net unrealized appreciation (depreciation)	35,869,256	37,218,659
Net increase (decrease) in net assets resulting from operations	41,142,660	65,736,449
Distributions to shareholders	(329,875)	-

Share transactions
Proceeds from sales of shares	37,693,644	135,430,154
Cost of shares redeemed	(11,462,274)	(79,135,184)

Net increase (decrease) in net assets resulting from share transactions	26,231,370	56,294,970
Total increase (decrease) in net assets	67,044,155	122,031,419

Net Assets
Beginning of period	317,130,502	195,099,083
End of period	$384,174,657	$317,130,502

Other Information
Shares
Sold	1,500,000	6,600,000
Redeemed	(450,000)	(3,675,000)
Net increase (decrease)	1,050,000	2,925,000

Financial Highlights
Fidelity® Fundamental Large Cap Growth ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.98	$17.94	$14.49	$21.16	$20.00
Income from Investment Operations
Net investment income (loss) B,C	- D	(.01)	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.91	5.05	3.46	(6.64)	1.19
Total from investment operations	2.91	5.04	3.45	(6.67)	1.16
Distributions from net investment income	(.02)	-	-	-	-
Total distributions	(.02)	-	-	-	-
Net asset value, end of period	$25.87	$22.98	$17.94	$14.49	$21.16
Total Return E,F,G	12.68%	28.10%	23.80%	(31.53)%	5.82%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J,K	.49%	.59%	.59%	.59% K
Expenses net of fee waivers, if any	.38 % J,K	.48%	.59%	.59%	.59% K
Expenses net of all reductions	.38% J,K	.48%	.59%	.59%	.59% K
Net investment income (loss)	.02% J,K	(.05)%	(.07)%	(.19)%	(.33)% K
Supplemental Data
Net assets, end of period (000 omitted)	$384,175	$317,131	$195,099	$62,310	$39,679
Portfolio turnover rate L,M	47 % K	52%	78%	99%	49% N

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NAmount not annualized.
Fidelity® Fundamental Large Cap Value ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Aptiv PLC	388	24,219
CANADA - 1.9%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Canadian Natural Resources Ltd	3,318	100,795
Cenovus Energy Inc	1,393	20,147
		120,942
Materials - 0.0%
Paper & Forest Products - 0.0%
Interfor Corp (a)	218	2,550
TOTAL CANADA		123,492
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	76	13,872
SPAIN - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (b)(c)	1,632	54,837
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	257	53,795
UNITED KINGDOM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC ADR	952	67,364
UNITED STATES - 94.1%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.0%
Verizon Communications Inc	198	7,799
Entertainment - 0.5%
Walt Disney Co/The	273	30,865
Interactive Media & Services - 0.9%
Alphabet Inc Class A	228	46,517
ZoomInfo Technologies Inc (a)	1,296	13,335
		59,852
Media - 2.2%
Comcast Corp Class A	3,877	130,501
Nexstar Media Group Inc	77	11,798
		142,299
TOTAL COMMUNICATION SERVICES		240,815

Consumer Discretionary - 2.7%
Household Durables - 0.9%
Mohawk Industries Inc (a)	52	6,360
Tempur Sealy International Inc	881	55,626
		61,986
Specialty Retail - 1.6%
Lithia Motors Inc Class A	104	39,114
Lowe's Cos Inc	159	41,347
Signet Jewelers Ltd	170	10,069
Upbound Group Inc	473	13,878
		104,408
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp	79	7,078
Tapestry Inc	73	5,325
		12,403
TOTAL CONSUMER DISCRETIONARY		178,797

Consumer Staples - 8.4%
Beverages - 1.5%
Coca-Cola Co/The	590	37,453
Keurig Dr Pepper Inc	2,019	64,810
		102,263
Consumer Staples Distribution & Retail - 2.0%
US Foods Holding Corp (a)	1,897	134,554
Food Products - 1.7%
Bunge Global SA	41	3,121
Darling Ingredients Inc (a)	421	15,771
JM Smucker Co	727	77,709
Lamb Weston Holdings Inc	222	13,307
		109,908
Personal Care Products - 1.4%
Kenvue Inc	4,294	91,419
Tobacco - 1.8%
Philip Morris International Inc	926	120,565
TOTAL CONSUMER STAPLES		558,709

Energy - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Antero Resources Corp (a)	140	5,225
Cheniere Energy Inc	82	18,339
Exxon Mobil Corp	2,545	271,882
Phillips 66	93	10,962
Shell PLC ADR	1,890	124,457
Targa Resources Corp	425	83,640
		514,505
Financials - 21.1%
Banks - 9.0%
Bank of America Corp	4,540	210,202
East West Bancorp Inc	102	10,503
First Citizens BancShares Inc/NC Class A	8	17,638
JPMorgan Chase & Co	261	69,765
KeyCorp	2,247	40,401
M&T Bank Corp	43	8,653
Wells Fargo & Co	2,907	229,072
		586,234
Capital Markets - 1.3%
Ameriprise Financial Inc	5	2,716
BGC Group Inc Class A	733	6,993
Blackrock Inc	45	48,398
Carlyle Group Inc/The	242	13,591
Raymond James Financial Inc	89	14,995
		86,693
Consumer Finance - 0.3%
FirstCash Holdings Inc	104	11,352
OneMain Holdings Inc	181	10,052
		21,404
Financial Services - 3.3%
Apollo Global Management Inc	751	128,407
Berkshire Hathaway Inc Class B (a)	120	56,240
Global Payments Inc	212	23,924
WEX Inc (a)	43	7,907
		216,478
Insurance - 7.2%
American Financial Group Inc/OH	457	62,408
Chubb Ltd	224	60,901
Hartford Financial Services Group Inc/The	1,627	181,492
The Travelers Companies, Inc.	701	171,871
		476,672
TOTAL FINANCIALS		1,387,481

Health Care - 14.7%
Biotechnology - 2.0%
AbbVie Inc	125	22,988
Gilead Sciences Inc	1,140	110,808
		133,796
Health Care Equipment & Supplies - 0.3%
Lantheus Holdings Inc (a)	97	8,973
QuidelOrtho Corp (a)	284	12,343
		21,316
Health Care Providers & Services - 6.5%
Acadia Healthcare Co Inc (a)	232	10,466
Cencora Inc	249	63,298
Centene Corp (a)	939	60,124
Cigna Group/The	313	92,088
CVS Health Corp	1,380	77,942
Elevance Health Inc	25	9,893
Henry Schein Inc (a)	108	8,640
Molina Healthcare Inc (a)	79	24,522
UnitedHealth Group Inc	149	80,831
		427,804
Life Sciences Tools & Services - 0.1%
Fortrea Holdings Inc (a)	302	5,077
Pharmaceuticals - 5.8%
Johnson & Johnson	1,757	267,328
Merck & Co Inc	1,065	105,243
Royalty Pharma PLC Class A	358	11,305
		383,876
TOTAL HEALTH CARE		971,869

Industrials - 14.0%
Aerospace & Defense - 2.3%
Lockheed Martin Corp	158	73,146
Northrop Grumman Corp	162	78,938
		152,084
Air Freight & Logistics - 1.6%
FedEx Corp	337	89,261
GXO Logistics Inc (a)	300	13,635
		102,896
Building Products - 0.8%
Builders FirstSource Inc (a)	138	23,085
UFP Industries Inc	237	27,409
		50,494
Commercial Services & Supplies - 0.3%
Brink's Co/The	97	9,052
Vestis Corp	867	12,121
		21,173
Construction & Engineering - 0.7%
Fluor Corp (a)	984	47,439
Electrical Equipment - 0.7%
Regal Rexnord Corp	294	46,666
Ground Transportation - 1.4%
U-Haul Holding Co (a)	831	60,555
XPO Inc (a)	234	31,279
		91,834
Machinery - 3.6%
Allison Transmission Holdings Inc	863	101,437
Atmus Filtration Technologies Inc	930	38,893
Gates Industrial Corp PLC (a)	1,428	29,545
Terex Corp	230	11,061
Timken Co/The	722	57,955
		238,891
Professional Services - 1.2%
Concentrix Corp	278	14,534
Genpact Ltd	1,268	61,739
		76,273
Trading Companies & Distributors - 1.4%
GMS Inc (a)	327	27,579
Herc Holdings Inc	125	25,495
Wesco International Inc	225	41,625
		94,699
TOTAL INDUSTRIALS		922,449

Information Technology - 8.4%
Communications Equipment - 4.7%
Ciena Corp (a)	126	10,980
Cisco Systems Inc	4,255	257,854
Lumentum Holdings Inc (a)	458	38,957
		307,791
Electronic Equipment, Instruments & Components - 1.0%
Jabil Inc	249	40,440
TD SYNNEX Corp	70	9,976
Vontier Corp	459	17,694
		68,110
IT Services - 0.8%
Amdocs Ltd	537	47,358
GoDaddy Inc Class A (a)	36	7,655
		55,013
Semiconductors & Semiconductor Equipment - 1.9%
ON Semiconductor Corp (a)	426	22,297
QUALCOMM Inc	609	105,314
		127,611
TOTAL INFORMATION TECHNOLOGY		558,525

Materials - 4.4%
Chemicals - 1.3%
Chemours Co/The	286	5,431
Corteva Inc	421	27,479
Westlake Corp	470	53,707
		86,617
Construction Materials - 1.0%
CRH PLC	663	65,657
Containers & Packaging - 1.7%
Graphic Packaging Holding CO	1,070	29,350
International Paper Co	509	28,316
Smurfit WestRock PLC	957	50,807
		108,473
Metals & Mining - 0.4%
Reliance Inc	99	28,660
TOTAL MATERIALS		289,407

Real Estate - 5.3%
Health Care REITs - 2.0%
Ventas Inc	252	15,226
Welltower Inc	819	111,777
		127,003
Industrial REITs - 1.6%
Prologis Inc	908	108,279
Real Estate Management & Development - 0.4%
Compass Inc Class A (a)	3,254	23,591
Residential REITs - 0.6%
Camden Property Trust	172	19,558
Sun Communities Inc	175	22,138
		41,696
Specialized REITs - 0.7%
Public Storage Operating Co	165	49,249
TOTAL REAL ESTATE		349,818

Utilities - 3.7%
Electric Utilities - 2.3%
Constellation Energy Corp	20	6,000
Edison International	1,368	73,872
PG&E Corp	4,356	68,171
		148,043
Gas Utilities - 0.1%
UGI Corp	317	9,741
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	2,085	22,935
Multi-Utilities - 1.0%
Sempra	771	63,939
TOTAL UTILITIES		244,658

TOTAL UNITED STATES		6,217,033
TOTAL COMMON STOCKS (Cost $6,243,087)		6,554,612

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $54,308)	4.37	54,297	54,307

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,297,395)	6,608,919
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,167
NET ASSETS - 100.0%	6,612,086

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $54,837 or 0.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,837 or 0.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,280,809	1,226,501	531	-	(1)	54,307	54,297	0.0%
Total	-	1,280,809	1,226,501	531	-	(1)	54,307	54,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	295,652	295,652	-	-
Consumer Discretionary	203,016	203,016	-	-
Consumer Staples	558,709	558,709	-	-
Energy	635,447	635,447	-	-
Financials	1,387,481	1,387,481	-	-
Health Care	1,039,233	1,039,233	-	-
Industrials	922,449	922,449	-	-
Information Technology	626,192	626,192	-	-
Materials	291,957	291,957	-	-
Real Estate	349,818	349,818	-	-
Utilities	244,658	244,658	-	-

Money Market Funds	54,307	54,307	-	-
Total Investments in Securities:	6,608,919	6,608,919	-	-
Fidelity® Fundamental Large Cap Value ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,243,087)	$6,554,612
Fidelity Central Funds (cost $54,308)	54,307

Total Investment in Securities (cost $6,297,395)		$6,608,919
Cash		2,724
Foreign currency held at value (cost $3)		3
Dividends receivable		2,227
Distributions receivable from Fidelity Central Funds		157
Total assets		6,614,030
Liabilities
Accrued management fee	$1,940
Other payables and accrued expenses	4
Total liabilities		1,944
Net Assets		$6,612,086
Net Assets consist of:
Paid in capital		$6,213,004
Total accumulated earnings (loss)		399,082
Net Assets		$6,612,086
Net Asset Value, offering price and redemption price per share ($6,612,086 ÷ 300,000 shares)		$22.04
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$63,581
Interest		16
Income from Fidelity Central Funds		531
Total income		64,128
Expenses
Management fee	$11,204
Independent trustees' fees and expenses	10
Total expenses before reductions	11,214
Expense reductions	(102)
Total expenses after reductions		11,112
Net Investment income (loss)		53,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(77,817)
Redemptions in-kind	155,740
Foreign currency transactions	39
Futures contracts	5,519
Total net realized gain (loss)		83,481
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	218,779
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		218,778
Net gain (loss)		302,259
Net increase (decrease) in net assets resulting from operations		$355,275
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	For the period February 22, 2024 (commencement of operations) through July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,016	$10,339
Net realized gain (loss)	83,481	(404)
Change in net unrealized appreciation (depreciation)	218,778	92,746
Net increase (decrease) in net assets resulting from operations	355,275	102,681
Distributions to shareholders	(50,050)	(8,825)

Share transactions
Proceeds from sales of shares	6,914,006	1,507,655
Cost of shares redeemed	(2,208,656)	-

Net increase (decrease) in net assets resulting from share transactions	4,705,350	1,507,655
Total increase (decrease) in net assets	5,010,575	1,601,511

Net Assets
Beginning of period	1,601,511	-
End of period	$6,612,086	$1,601,511

Other Information
Shares
Sold	325,000	75,000
Redeemed	(100,000)	-
Net increase (decrease)	225,000	75,000

Financial Highlights
Fidelity® Fundamental Large Cap Value ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$21.35	$20.13
Income from Investment Operations
Net investment income (loss) B,C	.20	.16
Net realized and unrealized gain (loss)	.67	1.19
Total from investment operations	.87	1.35
Distributions from net investment income	(.18)	(.13)
Total distributions	(.18)	(.13)
Net asset value, end of period	$22.04	$21.35
Total Return D,E,F	4.09%	6.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.40% I,J
Expenses net of fee waivers, if any	.38 % I	.38% I,J
Expenses net of all reductions	.38% I	.38% I,J
Net investment income (loss)	1.80% I	1.72% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$6,612	$1,602
Portfolio turnover rate K,L	35 % I	29% M

AFor the period February 22, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Fundamental Small-Mid Cap ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
CANADA - 2.3%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (United States)	58,479	3,018,101
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	19,495	779,410
Industrials - 0.0%
Ground Transportation - 0.0%
TFI International Inc (United States)	328	43,234
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Colliers International Group Inc Subordinate Voting Shares (United States)	54,097	7,700,708
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States)	132,331	5,520,849
TOTAL CANADA		17,062,302
ISRAEL - 1.1%
Information Technology - 1.1%
IT Services - 0.7%
Wix.com Ltd (a)	22,320	5,332,025
Software - 0.4%
Cellebrite DI Ltd (a)	109,721	2,637,693
TOTAL ISRAEL		7,969,718
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	65,773	1,584,472
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	985	645,303
Merus NV (a)	17,933	734,177

TOTAL NETHERLANDS		1,379,480
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	99,630	2,068,319
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (a)	30,461	6,585,973
UNITED KINGDOM - 1.6%
Energy - 1.5%
Energy Equipment & Services - 1.5%
TechnipFMC PLC	377,446	11,342,252
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (a)	307,833	680,311
TOTAL UNITED KINGDOM		12,022,563
UNITED STATES - 92.4%
Communication Services - 0.6%
Media - 0.6%
Nexstar Media Group Inc	33,143	5,078,169
Consumer Discretionary - 12.1%
Automobile Components - 0.0%
LCI Industries	1,436	150,479
Patrick Industries Inc	16	1,554
		152,033
Diversified Consumer Services - 0.9%
Duolingo Inc Class A (a)	8,486	3,088,819
Grand Canyon Education Inc (a)	17,797	3,125,866
Laureate Education Inc (a)	13,552	253,693
		6,468,378
Hotels, Restaurants & Leisure - 1.6%
Brinker International Inc (a)	43,980	8,003,041
Churchill Downs Inc	29,802	3,682,931
		11,685,972
Household Durables - 3.9%
Champion Homes Inc (a)	23,911	2,207,703
Green Brick Partners Inc (a)	28,138	1,701,505
Installed Building Products Inc	13,554	2,695,077
KB Home	536	35,966
Newell Brands Inc	219,164	2,182,873
SharkNinja Inc	71,911	8,040,369
Tempur Sealy International Inc	198,960	12,562,334
		29,425,827
Leisure Products - 0.0%
Brunswick Corp/DE	544	36,686
Specialty Retail - 4.4%
Academy Sports & Outdoors Inc	8,601	449,918
Boot Barn Holdings Inc (a)	40,118	6,452,980
Chewy Inc Class A (a)	79,748	3,108,577
Dick's Sporting Goods Inc	31,080	7,460,754
Lithia Motors Inc Class A	8,288	3,117,117
Murphy USA Inc	20,398	10,258,359
Upbound Group Inc	71,294	2,091,766
		32,939,471
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (a)	60,326	6,157,475
PVH Corp	37,775	3,384,640
		9,542,115
Consumer Staples - 4.8%
Beverages - 0.3%
Primo Brands Corp Class A	71,923	2,328,148
Consumer Staples Distribution & Retail - 4.2%
BJ's Wholesale Club Holdings Inc (a)	110,802	10,974,938
Performance Food Group Co (a)	110,606	9,988,828
US Foods Holding Corp (a)	142,780	10,127,385
		31,091,151
Food Products - 0.3%
Lamb Weston Holdings Inc	320	19,181
Simply Good Foods Co/The (a)	59,326	2,254,388
		2,273,569
TOTAL CONSUMER STAPLES		35,692,868

Energy - 5.0%
Energy Equipment & Services - 1.5%
Cactus Inc Class A	119,787	7,152,482
Liberty Energy Inc Class A	202,153	3,701,421
Weatherford International PLC	7,656	481,945
		11,335,848
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp (a)	302,987	11,307,475
Cheniere Energy Inc	35,298	7,894,398
Core Natural Resources Inc	23,863	2,155,783
Northern Oil & Gas Inc	112,423	4,041,607
Sitio Royalties Corp Class A	19,697	396,698
		25,795,961
TOTAL ENERGY		37,131,809

Financials - 17.3%
Banks - 6.8%
BOK Financial Corp	32,646	3,604,771
Cadence Bank	19,466	685,203
East West Bancorp Inc	53,296	5,487,889
Eastern Bankshares Inc	215,186	3,950,815
First Citizens BancShares Inc/NC Class A	2,580	5,688,100
KeyCorp	125,102	2,249,334
M&T Bank Corp	12,253	2,465,794
Pinnacle Financial Partners Inc	54,551	6,806,328
Synovus Financial Corp	145,369	8,201,720
TriCo Bancshares	30,931	1,356,943
Webster Financial Corp	89,622	5,398,829
Wintrust Financial Corp	34,923	4,568,278
		50,464,004
Capital Markets - 3.2%
Houlihan Lokey Inc Class A	34,101	6,196,834
Lazard Inc Class A	107,672	5,854,126
Raymond James Financial Inc	30,797	5,188,678
Stifel Financial Corp	59,410	6,882,649
		24,122,287
Consumer Finance - 2.2%
Discover Financial Services	46,471	9,344,854
FirstCash Holdings Inc	62,483	6,820,019
		16,164,873
Financial Services - 0.3%
HA Sustainable Infrastructure Capital Inc	91,718	2,569,021
Insurance - 4.8%
American Financial Group Inc/OH	39,004	5,326,386
Arch Capital Group Ltd	928	86,369
Assurant Inc	34,727	7,472,903
First American Financial Corp	90,006	5,690,179
Old Republic International Corp	213,583	7,812,866
Primerica Inc	2,191	635,762
Reinsurance Group of America Inc	38,687	8,815,221
		35,839,686
TOTAL FINANCIALS		129,159,871

Health Care - 9.0%
Biotechnology - 2.5%
AnaptysBio Inc (a)	55,482	994,792
Arcellx Inc (a)	18,065	1,230,768
Astria Therapeutics Inc (a)	9,284	72,972
Cargo Therapeutics Inc (a)	6,533	23,518
Celldex Therapeutics Inc (a)	36,295	888,865
Cogent Biosciences Inc (a)	16,515	153,755
Crinetics Pharmaceuticals Inc (a)	28,330	1,141,699
Cytokinetics Inc (a)	28,471	1,408,176
Day One Biopharmaceuticals Inc (a)	71,927	889,737
Exact Sciences Corp (a)	33,106	1,855,591
Madrigal Pharmaceuticals Inc (a)	5,435	1,819,638
MoonLake Immunotherapeutics Class A (a)	1,525	70,135
Neurogene Inc (a)	136	2,155
Nurix Therapeutics Inc (a)	46,970	925,779
Nuvalent Inc Class A (a)	12,935	1,109,952
Perspective Therapeutics Inc (a)	132,913	471,841
Soleno Therapeutics Inc (a)	18,551	931,817
Tyra Biosciences Inc (a)	49,639	717,780
Vaxcyte Inc (a)	22,508	1,987,907
Vericel Corp (a)	19,626	1,148,906
Vir Biotechnology Inc (a)	79,429	826,062
Viridian Therapeutics Inc (a)	4,966	96,241
		18,768,086
Health Care Equipment & Supplies - 1.6%
Ceribell Inc	62,883	1,446,938
Hologic Inc (a)	496	35,780
Insulet Corp (a)	14,615	4,068,524
Lantheus Holdings Inc (a)	38,747	3,584,485
Masimo Corp (a)	3,038	529,311
PROCEPT BioRobotics Corp (a)	5,533	401,143
TransMedics Group Inc (a)	29,001	1,959,018
		12,025,199
Health Care Providers & Services - 3.6%
Acadia Healthcare Co Inc (a)	93,967	4,238,851
AMN Healthcare Services Inc (a)	44,922	1,236,253
BrightSpring Health Services Inc (a)	184,951	4,364,844
Cardinal Health Inc	32	3,957
Molina Healthcare Inc (a)	23,021	7,145,949
Owens & Minor Inc (a)	8,961	127,605
Universal Health Services Inc Class B	47,021	8,866,280
		25,983,739
Health Care Technology - 0.5%
Doximity Inc Class A (a)	69,581	4,112,237
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	3,562	709,123
Repligen Corp (a)	11,098	1,844,599
		2,553,722
Pharmaceuticals - 0.5%
Arvinas Inc (a)	128	2,254
Elanco Animal Health Inc (a)	121,756	1,464,725
Enliven Therapeutics Inc (a)	36,362	794,873
Prestige Consumer Healthcare Inc (a)	16,474	1,264,709
Structure Therapeutics Inc ADR (a)	957	28,681
		3,555,242
TOTAL HEALTH CARE		66,998,225

Industrials - 22.2%
Building Products - 2.9%
AZEK Co Inc/The Class A (a)	95,251	4,879,709
AZZ Inc	30,190	2,590,000
Builders FirstSource Inc (a)	18,080	3,024,422
Hayward Holdings Inc (a)	259,426	3,906,956
Tecnoglass Inc	95,849	7,284,524
		21,685,611
Commercial Services & Supplies - 0.9%
Brady Corp Class A	49,839	3,712,507
Brink's Co/The	35,903	3,350,827
		7,063,334
Construction & Engineering - 3.8%
AECOM	48,027	5,063,967
Comfort Systems USA Inc	9,279	4,052,603
EMCOR Group Inc	27,431	12,290,734
Granite Construction Inc	32,652	2,877,947
IES Holdings Inc (a)	17,461	3,863,770
		28,149,021
Electrical Equipment - 2.1%
Acuity Brands Inc	21,506	7,148,380
Regal Rexnord Corp	31,343	4,975,074
Vertiv Holdings Co Class A	33,624	3,934,680
		16,058,134
Ground Transportation - 0.9%
ArcBest Corp	19,810	1,894,034
XPO Inc (a)	37,117	4,961,429
		6,855,463
Machinery - 6.0%
Allison Transmission Holdings Inc	8,689	1,021,305
Blue Bird Corp (a)	3,500	124,670
Crane Co	48,581	8,274,317
Federal Signal Corp	48,833	4,800,772
Gates Industrial Corp PLC (a)	210,055	4,346,038
ITT Inc	59,368	8,965,756
REV Group Inc	7,828	271,632
SPX Technologies Inc (a)	52,474	7,793,438
Terex Corp	92,536	4,450,056
Timken Co/The	55,656	4,467,507
		44,515,491
Professional Services - 2.5%
CACI International Inc (a)	120	46,351
ExlService Holdings Inc (a)	141,207	7,097,064
Genpact Ltd	112,740	5,489,311
KBR Inc	50,909	2,770,468
Kforce Inc	22,022	1,227,286
Maximus Inc	26,708	2,010,845
		18,641,325
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies Inc	18,897	4,913,787
Beacon Roofing Supply Inc (a)	51,090	6,045,991
Core & Main Inc Class A (a)	81,454	4,597,264
DXP Enterprises Inc/TX (a)	37,463	3,794,627
GMS Inc (a)	6,621	558,414
Rush Enterprises Inc Class A	50,182	3,048,557
		22,958,640
TOTAL INDUSTRIALS		165,927,019

Information Technology - 10.2%
Communications Equipment - 0.7%
Ciena Corp (a)	9,903	862,947
Lumentum Holdings Inc (a)	50,216	4,271,373
		5,134,320
Electronic Equipment, Instruments & Components - 4.5%
Advanced Energy Industries Inc	42,393	4,878,586
Belden Inc	28,466	3,315,435
Coherent Corp (a)	29,085	2,631,902
Crane NXT Co	6,587	421,370
Flex Ltd (a)	13,792	574,437
Insight Enterprises Inc (a)	45,660	7,887,765
TD SYNNEX Corp	57,364	8,174,945
Vontier Corp	129,826	5,004,792
		32,889,232
IT Services - 2.0%
Amdocs Ltd	79,263	6,990,204
ASGN Inc (a)	59,227	5,224,414
Kyndryl Holdings Inc (a)	79,682	3,024,728
		15,239,346
Semiconductors & Semiconductor Equipment - 1.3%
Diodes Inc (a)	30,719	1,811,807
MACOM Technology Solutions Holdings Inc (a)	36,733	4,857,939
ON Semiconductor Corp (a)	64,205	3,360,490
		10,030,236
Software - 1.0%
Monday.com Ltd (a)	6,163	1,574,399
nCino Inc (a)	74,350	2,528,644
Tenable Holdings Inc (a)	81,388	3,507,009
		7,610,052
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Technology Holdings PLC	54,339	5,236,106
TOTAL INFORMATION TECHNOLOGY		76,139,292

Materials - 5.9%
Chemicals - 1.8%
Axalta Coating Systems Ltd (a)	86,958	3,125,271
Cabot Corp	40,541	3,505,580
Element Solutions Inc	148,907	3,843,290
Minerals Technologies Inc	38,958	2,987,689
		13,461,830
Construction Materials - 1.5%
Eagle Materials Inc	42,870	11,006,444
Containers & Packaging - 1.1%
Graphic Packaging Holding CO	182,567	5,007,813
International Paper Co	57,472	3,197,167
		8,204,980
Metals & Mining - 0.9%
ATI Inc (a)	49,307	2,814,937
Commercial Metals Co	80,457	3,901,360
Constellium SE (a)	6,288	62,439
		6,778,736
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	42,874	5,014,972
TOTAL MATERIALS		44,466,962

Real Estate - 4.0%
Diversified REITs - 0.5%
Essential Properties Realty Trust Inc	120,653	3,872,961
Health Care REITs - 1.3%
CareTrust REIT Inc	158,094	4,189,491
Ventas Inc	91,982	5,557,552
		9,747,043
Real Estate Management & Development - 1.7%
Compass Inc Class A (a)	500,338	3,627,451
Cushman & Wakefield PLC (a)	2,464	33,979
Jones Lang LaSalle Inc (a)	29,580	8,365,224
		12,026,654
Specialized REITs - 0.5%
Outfront Media Inc	215,508	3,965,347
TOTAL REAL ESTATE		29,612,005

Utilities - 1.3%
Electric Utilities - 0.6%
PG&E Corp	276,960	4,334,424
Gas Utilities - 0.4%
UGI Corp	108,515	3,334,666
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	231,722	2,548,942
TOTAL UTILITIES		10,218,032

TOTAL UNITED STATES		690,674,734
TOTAL COMMON STOCKS (Cost $699,313,673)		739,347,561

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $7,479,524)	4.26	7,479,524	7,479,524

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $706,793,197)	746,827,085
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,042,587
NET ASSETS - 100.0%	747,869,672

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,078,169	5,078,169	-	-
Consumer Discretionary	93,268,583	93,268,583	-	-
Consumer Staples	35,692,868	35,692,868	-	-
Energy	48,474,061	48,474,061	-	-
Financials	131,228,190	131,228,190	-	-
Health Care	69,837,426	69,837,426	-	-
Industrials	165,970,253	165,970,253	-	-
Information Technology	92,279,455	92,279,455	-	-
Materials	44,466,962	44,466,962	-	-
Real Estate	37,312,713	37,312,713	-	-
Utilities	15,738,881	15,738,881	-	-

Money Market Funds	7,479,524	7,479,524	-	-
Total Investments in Securities:	746,827,085	746,827,085	-	-
Fidelity® Fundamental Small-Mid Cap ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $706,793,197):		$746,827,085
Receivable for investments sold		231,794
Receivable for fund shares sold		5,644,527
Dividends receivable		45,872
Total assets		752,749,278
Liabilities
Payable for investments purchased	$4,652,080
Accrued management fee	227,524
Other payables and accrued expenses	2
Total liabilities		4,879,606
Net Assets		$747,869,672
Net Assets consist of:
Paid in capital		$712,658,500
Total accumulated earnings (loss)		35,211,172
Net Assets		$747,869,672
Net Asset Value, offering price and redemption price per share ($747,869,672 ÷ 26,500,000 shares)		$28.22
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$770,153
Interest		19
Total income		770,172
Expenses
Management fee	$397,310
Independent trustees' fees and expenses	190
Miscellaneous	248
Total expenses before reductions	397,748
Expense reductions	(20)
Total expenses after reductions		397,728
Net Investment income (loss)		372,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	750,673
Unaffiliated issuers	(1,241,081)
Foreign currency transactions	(8)
Futures contracts	267
Total net realized gain (loss)		(490,149)
Change in net unrealized appreciation (depreciation) on investment securities		25,764,770
Net gain (loss)		25,274,621
Net increase (decrease) in net assets resulting from operations		$25,647,065
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$372,444	$271,332
Net realized gain (loss)	(490,149)	645,807
Change in net unrealized appreciation (depreciation)	25,764,770	9,368,604
Net increase (decrease) in net assets resulting from operations	25,647,065	10,285,743
Distributions to shareholders	(355,450)	(285,300)

Share transactions
Proceeds from sales of shares	649,747,493	32,802,983
Cost of shares redeemed	(2,731,530)	(2,389,869)

Net increase (decrease) in net assets resulting from share transactions	647,015,963	30,413,114
Total increase (decrease) in net assets	672,307,578	40,413,557

Net Assets
Beginning of period	75,562,094	35,148,537
End of period	$747,869,672	$75,562,094

Other Information
Shares
Sold	23,800,000	1,350,000
Redeemed	(100,000)	(100,000)
Net increase (decrease)	23,700,000	1,250,000

Financial Highlights
Fidelity® Fundamental Small-Mid Cap ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$26.99	$22.68	$20.94	$22.84	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.13	.12	.10	.03
Net realized and unrealized gain (loss)	1.27	4.32	1.76	(1.89)	2.84
Total from investment operations	1.33	4.45	1.88	(1.79)	2.87
Distributions from net investment income	(.10)	(.14)	(.14)	(.11)	(.03)
Total distributions	(.10)	(.14)	(.14)	(.11)	(.03)
Net asset value, end of period	$28.22	$26.99	$22.68	$20.94	$22.84
Total Return D,E,F	4.96%	19.70%	9.02%	(7.88)%	14.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I,J	.52%	.60%	.62%	.64% J
Expenses net of fee waivers, if any	.44 % I,J	.51%	.60%	.62%	.64% J
Expenses net of all reductions	.44% I,J	.51%	.60%	.62%	.63% J
Net investment income (loss)	.41% I,J	.55%	.59%	.45%	.22% J
Supplemental Data
Net assets, end of period (000 omitted)	$747,870	$75,562	$35,149	$27,747	$24,558
Portfolio turnover rate K,L	45 % J	38%	38%	42%	37% M

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Magellan℠ ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
CANADA - 1.1%
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	670	2,191,161
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,152	2,125,016
UNITED STATES - 95.9%
Communication Services - 11.6%
Entertainment - 1.8%
Netflix Inc (a)	3,705	3,618,896
Interactive Media & Services - 9.8%
Alphabet Inc Class A	33,374	6,808,964
Alphabet Inc Class C	18,534	3,810,590
Meta Platforms Inc Class A	12,516	8,625,777
		19,245,331
TOTAL COMMUNICATION SERVICES		22,864,227

Consumer Discretionary - 10.6%
Broadline Retail - 5.6%
Amazon.com Inc (a)	46,289	11,001,970
Hotels, Restaurants & Leisure - 2.6%
Hilton Worldwide Holdings Inc	10,064	2,577,089
Marriott International Inc/MD Class A1	8,729	2,536,560
		5,113,649
Specialty Retail - 2.4%
AutoZone Inc (a)	689	2,308,294
O'Reilly Automotive Inc (a)	1,900	2,459,398
		4,767,692
TOTAL CONSUMER DISCRETIONARY		20,883,311

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	3,882	3,803,894
Financials - 15.1%
Banks - 2.5%
JPMorgan Chase & Co	18,396	4,917,250
Capital Markets - 5.4%
Ares Management Corp Class A	12,133	2,405,003
Moody's Corp	5,273	2,633,547
Morgan Stanley	19,750	2,733,993
S&P Global Inc	5,407	2,819,264
		10,591,807
Financial Services - 4.5%
Mastercard Inc Class A	7,432	4,127,956
Visa Inc Class A	13,675	4,674,115
		8,802,071
Insurance - 2.7%
Arthur J Gallagher & Co	8,829	2,664,769
Marsh & McLennan Cos Inc	12,552	2,722,278
		5,387,047
TOTAL FINANCIALS		29,698,175

Health Care - 5.6%
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (a)	28,808	2,948,787
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific Inc	5,612	3,354,573
Pharmaceuticals - 2.4%
Eli Lilly & Co	5,905	4,789,427
TOTAL HEALTH CARE		11,092,787

Industrials - 17.3%
Aerospace & Defense - 4.1%
GE Aerospace	15,614	3,178,543
HEICO Corp Class A	11,801	2,246,084
TransDigm Group Inc	1,854	2,509,092
		7,933,719
Building Products - 1.3%
Trane Technologies PLC	7,214	2,616,879
Commercial Services & Supplies - 3.4%
Cintas Corp	11,826	2,371,941
Copart Inc (a)	39,334	2,278,619
Waste Connections Inc (United States)	11,380	2,091,302
		6,741,862
Construction & Engineering - 1.2%
Quanta Services Inc	7,852	2,415,354
Electrical Equipment - 1.5%
Eaton Corp PLC	8,826	2,881,159
Machinery - 2.4%
Ingersoll Rand Inc	23,663	2,219,589
Westinghouse Air Brake Technologies Corp	12,118	2,519,575
		4,739,164
Professional Services - 1.1%
Verisk Analytics Inc	7,577	2,177,932
Trading Companies & Distributors - 2.3%
United Rentals Inc	3,396	2,574,372
Watsco Inc	4,300	2,057,937
		4,632,309
TOTAL INDUSTRIALS		34,138,378

Information Technology - 28.7%
Communications Equipment - 2.8%
Arista Networks Inc	26,347	3,035,965
Motorola Solutions Inc	5,140	2,411,945
		5,447,910
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp Class A	38,493	2,724,535
IT Services - 1.1%
Gartner Inc (a)	4,202	2,280,971
Semiconductors & Semiconductor Equipment - 11.9%
Broadcom Inc	31,973	7,074,666
KLA Corp	4,121	3,042,287
NVIDIA Corp	110,743	13,296,912
		23,413,865
Software - 11.5%
Cadence Design Systems Inc (a)	8,803	2,619,949
Microsoft Corp	34,373	14,266,857
Oracle Corp	18,890	3,212,433
Synopsys Inc (a)	5,014	2,634,757
		22,733,996
TOTAL INFORMATION TECHNOLOGY		56,601,277

Materials - 5.1%
Chemicals - 2.8%
Linde PLC	6,992	3,119,271
Sherwin-Williams Co/The	6,756	2,419,729
		5,539,000
Construction Materials - 2.3%
Martin Marietta Materials Inc	4,162	2,264,628
Vulcan Materials Co	8,096	2,219,518
		4,484,146
TOTAL MATERIALS		10,023,146

TOTAL UNITED STATES		189,105,195
TOTAL COMMON STOCKS (Cost $156,438,545)		193,421,372

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $4,320,042)	4.26	4,320,042	4,320,042

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $160,758,587)	197,741,414
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(530,293)
NET ASSETS - 100.0%	197,211,121

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	22,864,227	22,864,227	-	-
Consumer Discretionary	20,883,311	20,883,311	-	-
Consumer Staples	3,803,894	3,803,894	-	-
Financials	29,698,175	29,698,175	-	-
Health Care	11,092,787	11,092,787	-	-
Industrials	34,138,378	34,138,378	-	-
Information Technology	60,917,454	60,917,454	-	-
Materials	10,023,146	10,023,146	-	-

Money Market Funds	4,320,042	4,320,042	-	-
Total Investments in Securities:	197,741,414	197,741,414	-	-
Fidelity® Magellan℠ ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $160,758,587):		$197,741,414
Receivable for investments sold		1,396,525
Dividends receivable		32,858
Interest receivable		13
Total assets		199,170,810
Liabilities
Payable for investments purchased	$1,871,825
Accrued management fee	87,864
Total liabilities		1,959,689
Net Assets		$197,211,121
Net Assets consist of:
Paid in capital		$166,896,663
Total accumulated earnings (loss)		30,314,458
Net Assets		$197,211,121
Net Asset Value, offering price and redemption price per share ($197,211,121 ÷ 6,125,000 shares)		$32.20
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$503,237
Interest		15
Total income		503,252
Expenses
Management fee	$444,900
Independent trustees' fees and expenses	294
Miscellaneous	182
Total expenses before reductions	445,376
Expense reductions	(74)
Total expenses after reductions		445,302
Net Investment income (loss)		57,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	2,761,193
Unaffiliated issuers	(1,278,836)
Foreign currency transactions	(272)
Futures contracts	(2,859)
Total net realized gain (loss)		1,479,226
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,126,876
Assets and liabilities in foreign currencies	(30)
Total change in net unrealized appreciation (depreciation)		11,126,846
Net gain (loss)		12,606,072
Net increase (decrease) in net assets resulting from operations		$12,664,022
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,950	$121,357
Net realized gain (loss)	1,479,226	2,643,444
Change in net unrealized appreciation (depreciation)	11,126,846	16,965,602
Net increase (decrease) in net assets resulting from operations	12,664,022	19,730,403
Distributions to shareholders	(163,125)	(148,775)

Share transactions
Proceeds from sales of shares	75,973,076	54,131,752
Cost of shares redeemed	(7,085,642)	(8,165,446)

Net increase (decrease) in net assets resulting from share transactions	68,887,434	45,966,306
Total increase (decrease) in net assets	81,388,331	65,547,934

Net Assets
Beginning of period	115,822,790	50,274,856
End of period	$197,211,121	$115,822,790

Other Information
Shares
Sold	2,425,000	2,000,000
Redeemed	(225,000)	(325,000)
Net increase (decrease)	2,200,000	1,675,000

Financial Highlights
Fidelity® Magellan℠ ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$29.51	$22.34	$20.91	$23.12	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.04	.06	.01	- D
Net realized and unrealized gain (loss)	2.71	7.19	1.44	(2.20)	3.13
Total from investment operations	2.72	7.23	1.50	(2.19)	3.13
Distributions from net investment income	(.03)	(.06)	(.07)	(.02)	(.01)
Total distributions	(.03)	(.06)	(.07)	(.02)	(.01)
Net asset value, end of period	$32.20	$29.51	$22.34	$20.91	$23.12
Total Return E,F,G	9.23%	32.40%	7.21%	(9.50)%	15.65%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J,K	.60%	.59%	.59%	.59% K
Expenses net of fee waivers, if any	.59 % J,K	.59%	.59%	.59%	.59% K
Expenses net of all reductions	.59% J,K	.59%	.59%	.59%	.59% K
Net investment income (loss)	.08% J,K	.17%	.30%	.05%	.01% K
Supplemental Data
Net assets, end of period (000 omitted)	$197,211	$115,823	$50,275	$46,527	$35,842
Portfolio turnover rate L,M	62 % K	62%	89%	68%	41% N

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Fidelity® Real Estate Investment ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
UNITED STATES - 99.2%
Real Estate - 99.2%
Health Care REITs - 10.6%
Ventas Inc	11,165	674,589
Welltower Inc	6,477	883,981
		1,558,570
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties Inc	654	68,565
Industrial REITs - 16.7%
Americold Realty Trust Inc	15,242	333,038
Prologis Inc	13,916	1,659,483
STAG Industrial Inc Class A	8,120	277,542
Terreno Realty Corp	2,848	186,315
		2,456,378
Real Estate Management & Development - 7.7%
CBRE Group Inc Class A (a)	4,939	714,871
Compass Inc Class A (a)	19,117	138,598
CoStar Group Inc (a)	2,301	176,257
Jones Lang LaSalle Inc (a)	362	102,373
		1,132,099
Residential REITs - 17.6%
American Homes 4 Rent Class A	9,486	328,500
Camden Property Trust	1,641	186,598
Elme Communities	4,824	73,614
Equity LifeStyle Properties Inc	707	46,273
Equity Residential	6,565	463,686
Invitation Homes Inc	7,880	245,462
Mid-America Apartment Communities Inc	1,435	218,952
Sun Communities Inc	3,567	451,226
UDR Inc	13,899	580,145
		2,594,456
Retail REITs - 15.4%
Acadia Realty Trust	2,149	49,513
Curbline Properties Corp	4,479	109,601
FrontView REIT Inc	2,324	40,066
InvenTrust Properties Corp	1,429	42,498
Kimco Realty Corp	30,058	674,802
Macerich Co/The	6,875	142,863
NNN REIT Inc	13,994	551,224
Phillips Edison & Co Inc	3,338	121,270
Regency Centers Corp	2,156	154,887
SITE Centers Corp	3,151	47,202
Tanger Inc	3,092	101,479
Urban Edge Properties	11,410	232,079
		2,267,484
Specialized REITs - 30.8%
American Tower Corp	7,429	1,373,994
Crown Castle Inc	92	8,214
CubeSmart	6,225	259,583
Digital Realty Trust Inc	3,290	539,099
Equinix Inc	1,333	1,217,909
Extra Space Storage Inc	572	88,088
Four Corners Property Trust Inc	4,969	136,300
Lamar Advertising Co Class A	1,739	219,844
Public Storage Operating Co	1,948	581,439
SBA Communications Corp Class A	616	121,697
		4,546,167
TOTAL REAL ESTATE		14,623,719

TOTAL COMMON STOCKS (Cost $14,098,867)		14,623,719

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $95,974)	4.26	95,974	95,974

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $14,194,841)	14,719,693
NET OTHER ASSETS (LIABILITIES) - 0.1%	19,488
NET ASSETS - 100.0%	14,739,181

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	14,623,719	14,623,719	-	-

Money Market Funds	95,974	95,974	-	-
Total Investments in Securities:	14,719,693	14,719,693	-	-
Fidelity® Real Estate Investment ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $14,194,841):		$14,719,693
Dividends receivable		22,634
Other receivables		5,463
Total assets		14,747,790
Liabilities
Accrued management fee	$7,223
Other payables and accrued expenses	1,386
Total liabilities		8,609
Net Assets		$14,739,181
Net Assets consist of:
Paid in capital		$16,375,634
Total accumulated earnings (loss)		(1,636,453)
Net Assets		$14,739,181
Net Asset Value, offering price and redemption price per share ($14,739,181 ÷ 650,000 shares)		$22.68
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$192,073
Expenses
Management fee	$43,214
Independent trustees' fees and expenses	31
Miscellaneous	3
Total expenses before reductions	43,248
Expense reductions	(23)
Total expenses after reductions		43,225
Net Investment income (loss)		148,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	64,881
Unaffiliated issuers	(52,898)
Total net realized gain (loss)		11,983
Change in net unrealized appreciation (depreciation) on investment securities		65,919
Net gain (loss)		77,902
Net increase (decrease) in net assets resulting from operations		$226,750
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,848	$330,030
Net realized gain (loss)	11,983	(911,204)
Change in net unrealized appreciation (depreciation)	65,919	1,728,386
Net increase (decrease) in net assets resulting from operations	226,750	1,147,212
Distributions to shareholders	(154,750)	(379,650)

Share transactions
Proceeds from sales of shares	2,359,311	26
Cost of shares redeemed	(544,080)	(3,049,792)

Net increase (decrease) in net assets resulting from share transactions	1,815,231	(3,049,766)
Total increase (decrease) in net assets	1,887,231	(2,282,204)

Net Assets
Beginning of period	12,851,950	15,134,154
End of period	$14,739,181	$12,851,950

Other Information
Shares
Sold	100,000	-
Redeemed	(25,000)	(150,000)
Net increase (decrease)	75,000	(150,000)

Financial Highlights
Fidelity® Real Estate Investment ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.35	$20.87	$23.83	$24.79	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.52	.52	.39	.21
Net realized and unrealized gain (loss)	.34	1.56	(2.91)	(.80)	4.79
Total from investment operations	.58	2.08	(2.39)	(.41)	5.00
Distributions from net investment income	(.25)	(.60)	(.57)	(.55)	(.21)
Total distributions	(.25)	(.60)	(.57)	(.55)	(.21)
Net asset value, end of period	$22.68	$22.35	$20.87	$23.83	$24.79
Total Return D,E,F	2.54%	10.20%	(9.93)%	(1.68)%	25.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I,J	.61%	.59%	.59%	.59% I
Expenses net of fee waivers, if any	.59 % I,J	.59%	.59%	.59%	.59% I
Expenses net of all reductions	.59% I,J	.59%	.59%	.59%	.58% I
Net investment income (loss)	2.03% I,J	2.54%	2.49%	1.58%	1.80% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,739	$12,852	$15,134	$20,257	$16,735
Portfolio turnover rate K,L	43 % I	45%	33%	24%	23% M

AFor the period February 2, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Sustainable U.S. Equity ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	412	25,706
CANADA - 0.5%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	198	10,456
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp (United States)	316	15,623
Canadian Natural Resources Ltd	573	17,408
		33,031
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	80	3,198
Materials - 0.2%
Metals & Mining - 0.2%
Franco-Nevada Corp	196	26,644
TOTAL CANADA		73,329
CHINA - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	349	72,784
INDIA - 0.2%
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	614	37,233
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	117	45,039
ISRAEL - 0.0%
Information Technology - 0.0%
Software - 0.0%
Cellebrite DI Ltd (a)	434	10,433
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	589	123,289
UNITED STATES - 96.3%
Communication Services - 12.5%
Entertainment - 2.5%
Netflix Inc (a)	302	294,982
Walt Disney Co/The	937	105,937
		400,919
Interactive Media & Services - 9.5%
Alphabet Inc Class A	5,455	1,112,929
Meta Platforms Inc Class A	561	386,630
		1,499,559
Media - 0.4%
Comcast Corp Class A	2,001	67,354
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	40	9,318
TOTAL COMMUNICATION SERVICES		1,977,150

Consumer Discretionary - 13.5%
Automobiles - 1.0%
Tesla Inc (a)	378	152,939
Broadline Retail - 5.8%
Amazon.com Inc (a)	3,850	915,068
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill Inc (a)	821	47,905
DraftKings Inc Class A (a)	654	27,435
Hilton Worldwide Holdings Inc	818	209,466
Starbucks Corp	591	63,639
		348,445
Household Durables - 1.3%
DR Horton Inc	194	27,529
PulteGroup Inc	742	84,425
Taylor Morrison Home Corp (a)	1,264	81,477
TopBuild Corp (a)	22	7,539
		200,970
Specialty Retail - 2.9%
Abercrombie & Fitch Co Class A (a)	66	7,879
Home Depot Inc/The	92	37,902
Lowe's Cos Inc	949	246,778
Murphy USA Inc	91	45,765
O'Reilly Automotive Inc (a)	34	44,010
TJX Cos Inc/The	583	72,753
Ulta Beauty Inc (a)	21	8,655
		463,742
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (a)	416	42,461
Lululemon Athletica Inc (a)	22	9,112
		51,573
TOTAL CONSUMER DISCRETIONARY		2,132,737

Consumer Staples - 2.5%
Beverages - 0.6%
Coca-Cola Co/The	1,393	88,428
Household Products - 1.5%
Procter & Gamble Co/The	1,397	231,888
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	812	67,745
TOTAL CONSUMER STAPLES		388,061

Energy - 2.9%
Energy Equipment & Services - 1.2%
Baker Hughes Co Class A	3,946	182,226
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (a)	608	22,691
Cheniere Energy Inc	632	141,347
Exxon Mobil Corp	1,000	106,830
		270,868
TOTAL ENERGY		453,094

Financials - 11.6%
Banks - 2.6%
Bank of America Corp	2,979	137,928
Citigroup Inc	1,001	81,511
Wells Fargo & Co	2,422	190,854
		410,293
Capital Markets - 3.3%
Blackrock Inc	161	173,156
Blue Owl Capital Inc Class A	1,654	43,021
Moody's Corp	445	222,251
MSCI Inc	46	27,450
Northern Trust Corp	478	53,675
		519,553
Consumer Finance - 1.4%
American Express Co	683	216,818
Financial Services - 3.1%
Apollo Global Management Inc	379	64,801
Essent Group Ltd	311	18,116
Fiserv Inc (a)	295	63,732
Flywire Corp (a)	428	8,273
Mastercard Inc Class A	561	311,596
Toast Inc Class A (a)	678	27,744
		494,262
Insurance - 1.2%
Arthur J Gallagher & Co	258	77,870
Chubb Ltd	293	79,661
Hartford Financial Services Group Inc/The	357	39,823
		197,354
TOTAL FINANCIALS		1,838,280

Health Care - 11.4%
Biotechnology - 1.9%
Alnylam Pharmaceuticals Inc (a)	168	45,580
Celldex Therapeutics Inc (a)	91	2,229
Cytokinetics Inc (a)	48	2,374
Dyne Therapeutics Inc (a)	110	1,564
Exact Sciences Corp (a)	578	32,397
Gilead Sciences Inc	1,364	132,581
Keros Therapeutics Inc (a)	91	1,037
Legend Biotech Corp ADR (a)	250	9,525
Regeneron Pharmaceuticals Inc (a)	103	69,317
		296,604
Health Care Equipment & Supplies - 1.1%
Artivion Inc (a)	298	9,226
Boston Scientific Corp (a)	1,268	129,793
TransMedics Group Inc (a)	546	36,882
		175,901
Health Care Providers & Services - 3.7%
BrightSpring Health Services Inc (a)	6,776	159,914
Centene Corp (a)	1,216	77,860
Cigna Group/The	684	201,240
Tenet Healthcare Corp (a)	68	9,580
UnitedHealth Group Inc	244	132,368
		580,962
Health Care Technology - 0.4%
Doximity Inc Class A (a)	1,264	74,702
Life Sciences Tools & Services - 1.7%
Danaher Corp	600	133,644
ICON PLC (a)	295	58,728
Thermo Fisher Scientific Inc	122	72,926
		265,298
Pharmaceuticals - 2.6%
Eli Lilly & Co	271	219,803
Merck & Co Inc	1,276	126,094
Zoetis Inc Class A	349	59,644
		405,541
TOTAL HEALTH CARE		1,799,008

Industrials - 9.6%
Aerospace & Defense - 0.9%
BWX Technologies Inc	48	5,421
Howmet Aerospace Inc	410	51,898
Standardaero Inc	43	1,154
TransDigm Group Inc	57	77,140
		135,613
Building Products - 1.7%
AZEK Co Inc/The Class A (a)	668	34,222
Builders FirstSource Inc (a)	258	43,158
Johnson Controls International plc	1,300	101,400
Tecnoglass Inc	473	35,948
Trane Technologies PLC	156	56,589
		271,317
Commercial Services & Supplies - 0.4%
Veralto Corp	570	58,932
Construction & Engineering - 0.6%
EMCOR Group Inc	67	30,020
MYR Group Inc (a)	56	7,928
Quanta Services Inc	172	52,909
		90,857
Electrical Equipment - 2.1%
Acuity Brands Inc	316	105,035
Eaton Corp PLC	133	43,417
GE Vernova Inc	105	39,152
Generac Holdings Inc (a)	305	45,546
Regal Rexnord Corp	404	64,127
Vertiv Holdings Co Class A	240	28,085
		325,362
Machinery - 2.3%
Chart Industries Inc (a)	187	39,567
Deere & Co	205	97,695
Ingersoll Rand Inc	635	59,563
Parker-Hannifin Corp	155	109,593
Timken Co/The	486	39,011
Westinghouse Air Brake Technologies Corp	126	26,198
		371,627
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	250	18,312
Professional Services - 1.2%
CACI International Inc (a)	43	16,608
KBR Inc	2,466	134,200
ManpowerGroup Inc	757	45,587
		196,395
Trading Companies & Distributors - 0.3%
FTAI Aviation Ltd	58	5,831
WW Grainger Inc	37	39,319
		45,150
TOTAL INDUSTRIALS		1,513,565

Information Technology - 26.1%
Communications Equipment - 0.0%
Ciena Corp (a)	11	959
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp/DE	265	52,772
IT Services - 0.2%
Gartner Inc (a)	45	24,427
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices Inc (a)	610	70,730
Aehr Test Systems (a)	102	1,156
Applied Materials Inc	264	47,612
Astera Labs Inc (a)	94	9,533
Broadcom Inc	146	32,305
First Solar Inc (a)	429	71,866
Lam Research Corp	439	35,581
Marvell Technology Inc	597	67,377
Micron Technology Inc	574	52,372
NVIDIA Corp	8,818	1,058,778
ON Semiconductor Corp (a)	1,848	96,724
		1,544,034
Software - 9.1%
Adobe Inc (a)	281	122,923
Agilysys Inc (a)	40	3,609
Cadence Design Systems Inc (a)	241	71,726
Gen Digital Inc	1,941	52,232
Intuit Inc	100	60,151
Microsoft Corp	2,066	857,515
Salesforce Inc	767	262,084
ServiceTitan Inc Class A (a)	4	411
Weave Communications Inc (a)	824	13,448
		1,444,099
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	4,292	1,012,912
Dell Technologies Inc Class C	488	50,557
		1,063,469
TOTAL INFORMATION TECHNOLOGY		4,129,760

Materials - 2.8%
Chemicals - 1.3%
Corteva Inc	470	30,677
Linde PLC	358	159,711
Sherwin-Williams Co/The	64	22,922
		213,310
Construction Materials - 0.1%
Martin Marietta Materials Inc	34	18,500
Containers & Packaging - 1.1%
Avery Dennison Corp	484	89,893
Crown Holdings Inc	900	79,074
		168,967
Metals & Mining - 0.3%
ATI Inc (a)	64	3,654
Freeport-McMoRan Inc	1,174	42,088
		45,742
TOTAL MATERIALS		446,519

Real Estate - 1.1%
Health Care REITs - 0.1%
Welltower Inc	169	23,065
Industrial REITs - 0.7%
Prologis Inc	980	116,865
Specialized REITs - 0.3%
Public Storage Operating Co	183	54,622
TOTAL REAL ESTATE		194,552

Utilities - 2.3%
Electric Utilities - 1.1%
Constellation Energy Corp	241	72,295
NextEra Energy Inc	1,503	107,555
		179,850
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy Inc Class C	3,050	79,086
Vistra Corp	689	115,773
		194,859
TOTAL UTILITIES		374,709

TOTAL UNITED STATES		15,247,435
TOTAL COMMON STOCKS (Cost $13,257,196)		15,635,248

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $210,139)	4.26	210,139	210,139

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,467,335)	15,845,387
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,420)
NET ASSETS - 100.0%	15,837,967

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,977,150	1,977,150	-	-
Consumer Discretionary	2,132,737	2,132,737	-	-
Consumer Staples	398,517	398,517	-	-
Energy	486,125	486,125	-	-
Financials	1,875,513	1,875,513	-	-
Health Care	1,802,206	1,802,206	-	-
Industrials	1,513,565	1,513,565	-	-
Information Technology	4,381,305	4,381,305	-	-
Materials	498,869	498,869	-	-
Real Estate	194,552	194,552	-	-
Utilities	374,709	374,709	-	-

Money Market Funds	210,139	210,139	-	-
Total Investments in Securities:	15,845,387	15,845,387	-	-
Fidelity® Sustainable U.S. Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $13,467,335):		$15,845,387
Dividends receivable		7,037
Other receivables		249
Total assets		15,852,673
Liabilities
Payable to custodian bank	$6,808
Accrued management fee	7,898
Total liabilities		14,706
Net Assets		$15,837,967
Net Assets consist of:
Paid in capital		$12,385,249
Total accumulated earnings (loss)		3,452,718
Net Assets		$15,837,967
Net Asset Value, offering price and redemption price per share ($15,837,967 ÷ 575,000 shares)		$27.54
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$83,327
Expenses
Management fee	$44,478
Independent trustees' fees and expenses	32
Miscellaneous	19
Total expenses before reductions	44,529
Expense reductions	(21)
Total expenses after reductions		44,508
Net Investment income (loss)		38,819
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	1,356,848
Unaffiliated issuers	(234,361)
Foreign currency transactions	(2)
Futures contracts	13,595
Total net realized gain (loss)		1,136,080
Change in net unrealized appreciation (depreciation) on investment securities		(146,618)
Net gain (loss)		989,462
Net increase (decrease) in net assets resulting from operations		$1,028,281
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,819	$77,982
Net realized gain (loss)	1,136,080	953,576
Change in net unrealized appreciation (depreciation)	(146,618)	1,327,852
Net increase (decrease) in net assets resulting from operations	1,028,281	2,359,410
Distributions to shareholders	(264,575)	(78,975)

Share transactions
Proceeds from sales of shares	4,827,440	2,943,126
Cost of shares redeemed	(4,127,403)	(1,165,907)

Net increase (decrease) in net assets resulting from share transactions	700,037	1,777,219
Total increase (decrease) in net assets	1,463,743	4,057,654

Net Assets
Beginning of period	14,374,224	10,316,570
End of period	$15,837,967	$14,374,224

Other Information
Shares
Sold	175,000	125,000
Redeemed	(150,000)	(50,000)
Net increase (decrease)	25,000	75,000

Financial Highlights
Fidelity® Sustainable U.S. Equity ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$26.13	$21.72	$19.21	$20.80	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.15	.20 D	.11	- E
Net realized and unrealized gain (loss)	1.80	4.42	2.51	(1.57)	.80
Total from investment operations	1.87	4.57	2.71	(1.46)	.80
Distributions from net investment income	(.08)	(.16)	(.20)	(.13)	-
Distributions from net realized gain	(.38)	-	-	-	-
Total distributions	(.46)	(.16)	(.20)	(.13)	-
Net asset value, end of period	$27.54	$26.13	$21.72	$19.21	$20.80
Total Return F,G	7.20 % H	21.14% H	14.25%	(7.01)%	3.99%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.59% K,L	.61%	.59%	.59%	.59% K
Expenses net of fee waivers, if any	.59 % K,L	.59%	.59%	.59%	.59% K
Expenses net of all reductions	.59% K,L	.59%	.59%	.59%	.59% K
Net investment income (loss)	.52% K,L	.66%	1.06% D	.56%	(.07)% K
Supplemental Data
Net assets, end of period (000 omitted)	$15,838	$14,374	$10,317	$5,763	$3,120
Portfolio turnover rate M,N	39 % K	52%	45%	66%	23% O

AFor the period June 15, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GBased on net asset value.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
OAmount not annualized.
Fidelity® Women's Leadership ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
CANADA - 0.8%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Aritzia Inc Subordinate Voting Shares (a)	788	37,899
CHINA - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	226	47,132
IRELAND - 2.2%
Information Technology - 2.2%
IT Services - 2.2%
Accenture PLC Class A	275	105,861
UNITED STATES - 92.7%
Communication Services - 7.9%
Entertainment - 3.1%
Netflix Inc (a)	44	42,977
Walt Disney Co/The	939	106,163
		149,140
Interactive Media & Services - 4.8%
Alphabet Inc Class C	992	203,956
Pinterest Inc Class A (a)	791	26,071
		230,027
TOTAL COMMUNICATION SERVICES		379,167

Consumer Discretionary - 12.4%
Broadline Retail - 5.0%
Amazon.com Inc (a)	878	208,684
Etsy Inc (a)	536	29,432
		238,116
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill Inc (a)	712	41,545
Starbucks Corp	263	28,320
		69,865
Household Durables - 1.2%
Taylor Morrison Home Corp (a)	911	58,723
Specialty Retail - 3.6%
Gap Inc/The	511	12,299
Lowe's Cos Inc	94	24,444
Ulta Beauty Inc (a)	113	46,573
Williams-Sonoma Inc	424	89,621
		172,937
Textiles, Apparel & Luxury Goods - 1.1%
NIKE Inc Class B	198	15,226
Tapestry Inc	512	37,345
		52,571
TOTAL CONSUMER DISCRETIONARY		592,212

Consumer Staples - 2.6%
Consumer Staples Distribution & Retail - 0.7%
Maplebear Inc (a)	756	36,500
Household Products - 0.9%
Clorox Co/The	265	42,050
Personal Care Products - 1.0%
elf Beauty Inc (a)	137	13,688
Estee Lauder Cos Inc/The Class A	408	34,039
		47,727
TOTAL CONSUMER STAPLES		126,277

Energy - 3.3%
Energy Equipment & Services - 1.3%
Baker Hughes Co Class A	1,339	61,835
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	1,075	40,120
Eqt Corp	669	34,199
Occidental Petroleum Corp	496	23,138
		97,457
TOTAL ENERGY		159,292

Financials - 13.6%
Banks - 6.0%
Bank of America Corp	1,363	63,107
Citigroup Inc	763	62,131
Huntington Bancshares Inc/OH	2,138	36,774
JPMorgan Chase & Co	345	92,219
US Bancorp	598	28,572
		282,803
Capital Markets - 1.1%
Nasdaq Inc	632	52,038
Financial Services - 2.9%
Fidelity National Information Services Inc	475	38,698
Mastercard Inc Class A	108	59,987
WEX Inc (a)	229	42,111
		140,796
Insurance - 3.6%
Hartford Financial Services Group Inc/The	429	47,855
Marsh & McLennan Cos Inc	204	44,243
Progressive Corp/The	331	81,572
		173,670
TOTAL FINANCIALS		649,307

Health Care - 12.4%
Biotechnology - 2.5%
Alnylam Pharmaceuticals Inc (a)	176	47,751
Exact Sciences Corp (a)	498	27,912
Gilead Sciences Inc	449	43,643
		119,306
Health Care Equipment & Supplies - 3.9%
Cooper Cos Inc/The (a)	490	47,310
Hologic Inc (a)	1,039	74,953
Insulet Corp (a)	227	63,192
		185,455
Health Care Providers & Services - 1.4%
Cigna Group/The	235	69,139
Pharmaceuticals - 4.6%
Eli Lilly & Co	107	86,786
GSK PLC ADR	1,336	47,121
Merck & Co Inc	526	51,979
Zoetis Inc Class A	191	32,642
		218,528
TOTAL HEALTH CARE		592,428

Industrials - 10.5%
Air Freight & Logistics - 0.6%
United Parcel Service Inc Class B	262	29,928
Commercial Services & Supplies - 0.6%
MillerKnoll Inc	383	8,595
Veralto Corp	178	18,403
		26,998
Electrical Equipment - 3.6%
Eaton Corp PLC	147	47,987
GE Vernova Inc	176	65,627
nVent Electric PLC	404	26,296
Regal Rexnord Corp	197	31,270
		171,180
Ground Transportation - 0.2%
ArcBest Corp	145	13,863
Machinery - 3.6%
Deere & Co	103	49,086
Federal Signal Corp	370	36,375
Otis Worldwide Corp	318	30,343
Parker-Hannifin Corp	77	54,443
		170,247
Professional Services - 1.9%
Leidos Holdings Inc	302	42,893
Science Applications International Corp	239	25,879
UL Solutions Inc Class A	378	20,378
		89,150
TOTAL INDUSTRIALS		501,366

Information Technology - 25.2%
Communications Equipment - 1.9%
Arista Networks Inc	804	92,645
Electronic Equipment, Instruments & Components - 1.6%
CDW Corp/DE	254	50,582
Insight Enterprises Inc (a)	165	28,503
		79,085
Semiconductors & Semiconductor Equipment - 6.1%
First Solar Inc (a)	246	41,210
Marvell Technology Inc	449	50,674
Micron Technology Inc	1,161	105,930
NVIDIA Corp	611	73,363
Universal Display Corp	127	19,040
		290,217
Software - 10.8%
Adobe Inc (a)	128	55,994
Gen Digital Inc	1,591	42,814
HubSpot Inc (a)	107	83,410
Microsoft Corp	540	224,132
PagerDuty Inc (a)	725	13,427
Salesforce Inc	277	94,651
		514,428
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	873	206,028
Dell Technologies Inc Class C	211	21,860
		227,888
TOTAL INFORMATION TECHNOLOGY		1,204,263

Materials - 2.4%
Chemicals - 1.2%
Cabot Corp	325	28,104
Eastman Chemical Co	259	25,809
		53,913
Containers & Packaging - 0.8%
Ball Corp	690	38,433
Metals & Mining - 0.4%
ATI Inc (a)	360	20,552
TOTAL MATERIALS		112,898

Real Estate - 1.7%
Health Care REITs - 1.1%
Ventas Inc	843	50,934
Specialized REITs - 0.6%
Public Storage Operating Co	96	28,654
TOTAL REAL ESTATE		79,588

Utilities - 0.7%
Electric Utilities - 0.7%
NextEra Energy Inc	552	39,501
TOTAL UNITED STATES		4,436,299
TOTAL COMMON STOCKS (Cost $3,716,601)		4,627,191

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
State Street Institutional Treasury Plus Money Market Fund Trust Class (b) (Cost $138,424)	4.26	138,424	138,424

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $3,855,025)	4,765,615
NET OTHER ASSETS (LIABILITIES) - 0.4%	17,634
NET ASSETS - 100.0%	4,783,249

Legend

(a)	Non-income producing
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	379,167	379,167	-	-
Consumer Discretionary	630,111	630,111	-	-
Consumer Staples	126,277	126,277	-	-
Energy	159,292	159,292	-	-
Financials	649,307	649,307	-	-
Health Care	592,428	592,428	-	-
Industrials	501,366	501,366	-	-
Information Technology	1,357,256	1,357,256	-	-
Materials	112,898	112,898	-	-
Real Estate	79,588	79,588	-	-
Utilities	39,501	39,501	-	-

Money Market Funds	138,424	138,424	-	-
Total Investments in Securities:	4,765,615	4,765,615	-	-
Fidelity® Women's Leadership ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $3,855,025):		$4,765,615
Receivable for investments sold		18,288
Dividends receivable		1,672
Total assets		4,785,575
Liabilities
Accrued management fee	$2,326
Total liabilities		2,326
Net Assets		$4,783,249
Net Assets consist of:
Paid in capital		$4,207,792
Total accumulated earnings (loss)		575,457
Net Assets		$4,783,249
Net Asset Value, offering price and redemption price per share ($4,783,249 ÷ 200,000 shares)		$23.92
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$25,526
Expenses
Management fee	$12,899
Independent trustees' fees and expenses	9
Miscellaneous	7
Total expenses		12,915
Net Investment income (loss)		12,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,198
Total net realized gain (loss)		7,198
Change in net unrealized appreciation (depreciation) on investment securities		250,354
Net gain (loss)		257,552
Net increase (decrease) in net assets resulting from operations		$270,163
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,611	$25,144
Net realized gain (loss)	7,198	223,969
Change in net unrealized appreciation (depreciation)	250,354	318,376
Net increase (decrease) in net assets resulting from operations	270,163	567,489
Distributions to shareholders	(11,850)	(26,400)

Share transactions
Proceeds from sales of shares	582,564	531,073
Cost of shares redeemed	-	(558,223)

Net increase (decrease) in net assets resulting from share transactions	582,564	(27,150)
Total increase (decrease) in net assets	840,877	513,939

Net Assets
Beginning of period	3,942,372	3,428,433
End of period	$4,783,249	$3,942,372

Other Information
Shares
Sold	25,000	25,000
Redeemed	-	(25,000)
Net increase (decrease)	25,000	-

Financial Highlights
Fidelity® Women's Leadership ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.53	$19.59	$17.52	$20.51	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.14	.16	.11	- D
Net realized and unrealized gain (loss)	1.38	2.95	2.08	(3.01)	.51
Total from investment operations	1.45	3.09	2.24	(2.90)	.51
Distributions from net investment income	(.06)	(.15)	(.17)	(.09)	-
Total distributions	(.06)	(.15)	(.17)	(.09)	-
Net asset value, end of period	$23.92	$22.53	$19.59	$17.52	$20.51
Total Return E,F,G	6.45%	15.82%	12.98%	(14.14)%	2.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.59% J,K	.62%	.59%	.59%	.59% J
Expenses net of fee waivers, if any	.59 % J,K	.59%	.59%	.59%	.59% J
Expenses net of all reductions	.59% J,K	.59%	.59%	.59%	.59% J
Net investment income (loss)	.58% J,K	.68%	.91%	.56%	.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,783	$3,942	$3,428	$2,627	$2,051
Portfolio turnover rate L,M	45 % J	59%	72%	64%	5% N

AFor the period June 15, 2021 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1.Organization.
Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, Fidelity Real Estate Investment ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women's Leadership ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Sustainable U.S. Equity ETF and Fidelity Women's Leadership ETF, is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity Sustainable U.S. Equity ETF and Fidelity Women's Leadership ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Blue Chip Growth ETF	3,324,934,428	890,733,227	(93,037,526)	797,695,701
Fidelity Blue Chip Value ETF	108,596,156	23,140,652	(3,795,901)	19,344,751
Fidelity Fundamental Large Cap Core ETF	674,461,355	112,148,889	(20,614,546)	91,534,343
Fidelity Fundamental Large Cap Growth ETF	269,720,574	120,614,018	(6,309,535)	114,304,483
Fidelity Fundamental Large Cap Value ETF	6,297,845	598,666	(287,592)	311,074
Fidelity Fundamental Small-Mid Cap ETF	707,383,688	52,354,487	(12,911,090)	39,443,397
Fidelity Magellan ETF	160,935,297	38,529,033	(1,722,916)	36,806,117
Fidelity Real Estate Investment ETF	14,366,717	1,220,600	(867,624)	352,976
Fidelity Sustainable U.S. Equity ETF	13,499,531	2,555,813	(209,957)	2,345,856
Fidelity Women's Leadership ETF	3,874,861	1,058,428	(167,674)	890,754

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Blue Chip Growth ETF	(46,059,715)	(35,451,742)	(81,511,457)
Fidelity Blue Chip Value ETF	(1,777,461)	(-)	(1,777,461)
Fidelity Fundamental Large Cap Core ETF	(2,471,893)	(1,348,522)	(3,820,415)
Fidelity Fundamental Large Cap Growth ETF	(14,479,237)	(6,659,541)	(21,138,778)
Fidelity Fundamental Small-Mid Cap ETF	(2,557,425)	(1,610,904)	(4,168,329)
Fidelity Magellan ETF	(6,828,350)	(1,072,494)	(7,900,844)
Fidelity Real Estate Investment ETF	(487,555)	(1,610,730)	(2,098,285)
Fidelity Women's Leadership ETF	(79,120)	(226,029)	(305,149)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth ETF	1,792,502,800	701,205,948
Fidelity Blue Chip Value ETF	31,700,771	32,048,585
Fidelity Fundamental Large Cap Core ETF	221,048,860	95,296,990
Fidelity Fundamental Large Cap Growth ETF	86,528,124	80,655,919
Fidelity Fundamental Large Cap Value ETF	1,804,574	828,756
Fidelity Fundamental Small-Mid Cap ETF	595,820,011	42,454,557
Fidelity Magellan ETF	49,097,197	44,068,927
Fidelity Real Estate Investment ETF	3,323,151	3,060,899
Fidelity Sustainable U.S. Equity ETF	7,422,365	2,833,463
Fidelity Women's Leadership ETF	958,560	1,010,525

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Blue Chip Growth ETF	705,729,463	62,886,128
Fidelity Blue Chip Value ETF	3,555,111	4,161,126
Fidelity Fundamental Large Cap Core ETF	246,703,874	33,236,452
Fidelity Fundamental Large Cap Growth ETF	27,152,327	10,986,969
Fidelity Fundamental Large Cap Value ETF	4,392,056	702,871
Fidelity Fundamental Small-Mid Cap ETF	87,770,936	1,861,227
Fidelity Magellan ETF	67,892,345	6,521,070
Fidelity Real Estate Investment ETF	2,252,633	524,474
Fidelity Sustainable U.S. Equity ETF	609,161	4,093,333
Fidelity Women's Leadership ETF	509,452	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Blue Chip Growth ETF	.59%
Fidelity Blue Chip Value ETF	.59%
Fidelity Fundamental Large Cap Core ETF	.38%
Fidelity Fundamental Large Cap Growth ETF	.38%
Fidelity Fundamental Large Cap Value ETF	.38%
Fidelity Fundamental Small-Mid Cap ETF	.43%
Fidelity Magellan ETF	.59%
Fidelity Real Estate Investment ETF	.59%
Fidelity Sustainable U.S. Equity ETF	.59%
Fidelity Women's Leadership ETF	.59%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Growth ETF	15,723
Fidelity Blue Chip Value ETF	272
Fidelity Fundamental Large Cap Core ETF	1,284
Fidelity Fundamental Large Cap Growth ETF	1,109
Fidelity Fundamental Large Cap Value ETF	19
Fidelity Fundamental Small-Mid Cap ETF	2,896
Fidelity Magellan ETF	233
Fidelity Real Estate Investment ETF	79
Fidelity Sustainable U.S. Equity ETF	66
Fidelity Women's Leadership ETF	12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth ETF	568,846,597	21,515,874	(1,034,144)
Fidelity Blue Chip Value ETF	724,275	435,667	(860)
Fidelity Fundamental Large Cap Core ETF	8,156,059	6,201,321	(325,212)
Fidelity Fundamental Large Cap Growth ETF	3,924,938	420,445	(183,145)
Fidelity Fundamental Large Cap Value ETF	40,305	42,071	(825)
Fidelity Fundamental Small-Mid Cap ETF	50,300,510	4,095,753	(170,452)
Fidelity Magellan ETF	1,083,836	1,350,191	(92,798)
Fidelity Real Estate Investment ETF	115,178	2,609	(37)
Fidelity Sustainable U.S. Equity ETF	42,160	197,192	2,096
Fidelity Women's Leadership ETF	26,871	46,310	(10,151)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Fundamental Large Cap Core ETF	2	-	-
Fidelity Fundamental Large Cap Growth ETF	25	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Blue Chip Growth ETF	567
Fidelity Blue Chip Value ETF	41
Fidelity Fundamental Large Cap Core ETF	182
Fidelity Fundamental Large Cap Growth ETF	367
Fidelity Fundamental Large Cap Value ETF	102
Fidelity Fundamental Small-Mid Cap ETF	20
Fidelity Magellan ETF	74
Fidelity Real Estate Investment ETF	23
Fidelity Sustainable U.S. Equity ETF	21
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance off receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 105% of the daily mark-to-market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9897895.104
GTF-SANN-0425
Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF

Semi-Annual Report
January 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dividend ETF for Rising Rates
Fidelity® High Dividend ETF
Fidelity® Low Volatility Factor ETF
Fidelity® Momentum Factor ETF
Fidelity® Quality Factor ETF
Fidelity® Small-Mid Multifactor ETF
Fidelity® Stocks for Inflation ETF
Fidelity® U.S. Multifactor ETF
Fidelity® Value Factor ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dividend ETF for Rising Rates
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
DENMARK - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
AP Moller - Maersk A/S Series B	1,431	2,122,119
Transportation Infrastructure - 0.0%
Svitzer Group A/S	2,860	84,467
TOTAL DENMARK		2,206,586
GERMANY - 1.4%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Bayerische Motoren Werke AG	28,420	2,322,159
Mercedes-Benz Group AG	43,715	2,677,557
		4,999,716
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer AG	123,842	2,785,932
TOTAL GERMANY		7,785,648
JAPAN - 0.9%
Industrials - 0.9%
Marine Transportation - 0.9%
Mitsui OSK Lines Ltd	71,200	2,431,421
Nippon Yusen KK	74,300	2,343,437

TOTAL JAPAN		4,774,858
SWEDEN - 1.2%
Information Technology - 1.2%
Communications Equipment - 1.2%
Telefonaktiebolaget LM Ericsson B Shares	906,431	6,873,216
UNITED KINGDOM - 2.0%
Consumer Staples - 1.0%
Tobacco - 1.0%
British American Tobacco PLC	68,503	2,721,235
Imperial Brands PLC	85,245	2,882,116
		5,603,351
Financials - 0.5%
Capital Markets - 0.5%
Schroders PLC	627,402	2,759,707
Industrials - 0.5%
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	500,700	2,519,051
TOTAL UNITED KINGDOM		10,882,109
UNITED STATES - 93.9%
Communication Services - 7.4%
Diversified Telecommunication Services - 1.6%
AT&T Inc	213,702	5,071,149
Verizon Communications Inc	102,732	4,046,613
		9,117,762
Entertainment - 1.7%
Electronic Arts Inc	20,862	2,564,148
TKO Group Holdings Inc Class A (c)	30,192	4,686,101
Warner Music Group Corp Class A (b)	69,573	2,212,421
		9,462,670
Media - 4.1%
Comcast Corp Class A	95,393	3,210,928
Fox Corp Class A	81,876	4,190,414
Interpublic Group of Cos Inc/The	80,153	2,297,987
New York Times Co/The Class A	53,313	2,894,896
News Corp Class A	107,292	3,017,051
Nexstar Media Group Inc	14,507	2,222,763
Omnicom Group Inc	30,210	2,621,926
Paramount Global Class B (b)	177,485	1,931,036
		22,387,001
Consumer Discretionary - 8.3%
Automobiles - 1.3%
Ford Motor Co	287,170	2,894,674
General Motors Co	90,888	4,495,320
		7,389,994
Hotels, Restaurants & Leisure - 2.5%
Marriott International Inc/MD Class A1	14,789	4,297,535
McDonald's Corp	17,467	5,042,723
Starbucks Corp	43,716	4,707,339
		14,047,597
Specialty Retail - 3.9%
Best Buy Co Inc	41,678	3,578,473
Home Depot Inc/The	18,564	7,647,998
Lowe's Cos Inc	19,486	5,067,139
TJX Cos Inc/The	42,516	5,305,572
		21,599,182
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	41,916	3,223,340
TOTAL CONSUMER DISCRETIONARY		46,260,113

Consumer Staples - 4.3%
Beverages - 1.5%
Coca-Cola Co/The	73,295	4,652,767
PepsiCo Inc	25,959	3,911,762
		8,564,529
Consumer Staples Distribution & Retail - 0.2%
Walgreens Boots Alliance Inc	94,791	974,451
Household Products - 1.1%
Procter & Gamble Co/The	36,975	6,137,480
Tobacco - 1.5%
Altria Group Inc	66,886	3,493,456
Philip Morris International Inc	37,732	4,912,706
		8,406,162
TOTAL CONSUMER STAPLES		24,082,622

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp	24,633	3,674,997
Civitas Resources Inc (b)	16,290	826,880
ConocoPhillips	20,962	2,071,674
Devon Energy Corp	29,941	1,020,988
EOG Resources Inc	14,662	1,844,333
Exxon Mobil Corp	50,676	5,413,718
Targa Resources Corp	13,639	2,684,155
		17,536,745
Financials - 15.1%
Banks - 8.9%
Bank of America Corp	166,201	7,695,106
Citigroup Inc	76,805	6,254,231
JPMorgan Chase & Co	48,133	12,865,952
PNC Financial Services Group Inc/The	26,120	5,248,814
Truist Financial Corp	101,471	4,832,049
US Bancorp	94,342	4,507,661
Wells Fargo & Co	103,043	8,119,788
		49,523,601
Capital Markets - 4.5%
Blackstone Inc	33,072	5,857,382
CME Group Inc Class A	19,266	4,556,794
Goldman Sachs Group Inc/The	11,696	7,490,118
Morgan Stanley	49,881	6,905,027
		24,809,321
Financial Services - 1.7%
Visa Inc Class A	27,934	9,547,841
TOTAL FINANCIALS		83,880,763

Health Care - 10.0%
Biotechnology - 1.3%
AbbVie Inc	40,759	7,495,580
Health Care Providers & Services - 2.3%
CVS Health Corp	64,489	3,642,338
UnitedHealth Group Inc	16,977	9,209,853
		12,852,191
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co	98,809	5,824,791
Eli Lilly & Co	13,931	11,299,156
Johnson & Johnson	48,668	7,404,836
Merck & Co Inc	56,029	5,536,786
Pfizer Inc	196,939	5,222,822
		35,288,391
TOTAL HEALTH CARE		55,636,162

Industrials - 7.7%
Aerospace & Defense - 2.9%
GE Aerospace	30,289	6,165,932
Lockheed Martin Corp	8,290	3,837,855
RTX Corp	42,843	5,524,605
		15,528,392
Air Freight & Logistics - 0.5%
United Parcel Service Inc Class B	25,599	2,924,174
Electrical Equipment - 0.5%
GE Vernova Inc	7,573	2,823,820
Ground Transportation - 0.7%
Union Pacific Corp	16,642	4,123,721
Industrial Conglomerates - 0.8%
Honeywell International Inc	19,886	4,448,896
Machinery - 2.3%
Caterpillar Inc	13,649	5,069,785
Deere & Co	9,325	4,443,922
PACCAR Inc	30,737	3,408,118
		12,921,825
TOTAL INDUSTRIALS		42,770,828

Information Technology - 31.4%
Communications Equipment - 1.5%
Cisco Systems Inc	140,205	8,496,423
IT Services - 1.6%
IBM Corporation	35,852	9,167,356
Semiconductors & Semiconductor Equipment - 12.0%
Broadcom Inc	86,313	19,098,478
NVIDIA Corp	332,179	39,884,733
Texas Instruments Inc	40,313	7,442,183
		66,425,394
Software - 6.6%
Microsoft Corp	88,585	36,768,090
Technology Hardware, Storage & Peripherals - 9.7%
Apple Inc	176,625	41,683,500
Dell Technologies Inc Class C	60,294	6,246,458
HP Inc	179,907	5,846,978
		53,776,936
TOTAL INFORMATION TECHNOLOGY		174,634,199

Materials - 2.2%
Chemicals - 1.4%
Air Products and Chemicals Inc	4,943	1,657,190
Dow Inc	20,106	785,139
International Flavors & Fragrances Inc	11,028	960,429
Linde PLC	6,670	2,975,621
LyondellBasell Industries NV Class A1	9,934	752,004
Mosaic Co/The	25,735	717,749
		7,848,132
Containers & Packaging - 0.4%
Amcor PLC	87,866	854,057
International Paper Co	23,658	1,316,095
		2,170,152
Metals & Mining - 0.4%
Freeport-McMoRan Inc	31,920	1,144,332
Newmont Corp	31,235	1,334,359
		2,478,691
TOTAL MATERIALS		12,496,975

Real Estate - 2.2%
Diversified REITs - 0.2%
WP Carey Inc	17,795	994,918
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	35,548	1,317,409
Industrial REITs - 0.4%
Prologis Inc	16,965	2,023,076
Retail REITs - 0.3%
Simon Property Group Inc	10,346	1,798,756
Specialized REITs - 1.1%
Crown Castle Inc	13,237	1,181,799
Gaming and Leisure Properties Inc	23,739	1,148,730
Public Storage Operating Co	5,030	1,501,355
VICI Properties Inc	42,028	1,251,174
Weyerhaeuser Co	36,647	1,122,131
		6,205,189
TOTAL REAL ESTATE		12,339,348

Utilities - 2.1%
Electric Utilities - 1.8%
American Electric Power Co Inc	15,812	1,555,268
Duke Energy Corp	16,400	1,836,636
Edison International	16,086	868,644
Exelon Corp	33,914	1,356,560
NextEra Energy Inc	34,956	2,501,451
Southern Co/The	22,969	1,928,248
		10,046,807
Multi-Utilities - 0.3%
Dominion Energy Inc	26,368	1,465,797
TOTAL UTILITIES		11,512,604

TOTAL UNITED STATES		522,117,792
TOTAL COMMON STOCKS (Cost $426,148,254)		554,640,209

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $74,825)	4.46	75,000	74,850

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	471,330	471,424
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	5,023,048	5,023,550
TOTAL MONEY MARKET FUNDS (Cost $5,494,974)			5,494,974

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $431,718,053)	560,210,033
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(4,092,307)
NET ASSETS - 100.0%	556,117,726

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Mar 2025	303,363	5,761	5,761
CME Micro E-mini S&P 500 Index Contracts (United States)	28	Mar 2025	849,415	(9,792)	(9,792)

TOTAL FUTURES CONTRACTS					(4,031)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $64,870.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	520,294	12,528,053	12,576,923	25,573	-	-	471,424	471,330	0.0%
Fidelity Securities Lending Cash Central Fund	5,046,580	19,622,774	19,645,804	11,207	-	-	5,023,550	5,023,048	0.0%
Total	5,566,874	32,150,827	32,222,727	36,780	-	-	5,494,974	5,494,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	40,967,433	40,967,433	-	-
Consumer Discretionary	51,259,829	51,259,829	-	-
Consumer Staples	29,685,973	29,685,973	-	-
Energy	17,536,745	17,536,745	-	-
Financials	86,640,470	86,640,470	-	-
Health Care	58,422,094	58,422,094	-	-
Industrials	52,271,323	52,271,323	-	-
Information Technology	181,507,415	181,507,415	-	-
Materials	12,496,975	12,496,975	-	-
Real Estate	12,339,348	12,339,348	-	-
Utilities	11,512,604	11,512,604	-	-

U.S. Treasury Obligations	74,850	-	74,850	-

Money Market Funds	5,494,974	5,494,974	-	-
Total Investments in Securities:	560,210,033	560,135,183	74,850	-
Derivative Instruments:

Assets
Futures Contracts	5,761	5,761	-	-
Total Assets	5,761	5,761	-	-

Liabilities
Futures Contracts	(9,792)	(9,792)	-	-
Total Liabilities	(9,792)	(9,792)	-	-
Total Derivative Instruments:	(4,031)	(4,031)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,761	(9,792)
Total Equity Risk	5,761	(9,792)
Total Value of Derivatives	5,761	(9,792)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Dividend ETF for Rising Rates
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,846,748) - See accompanying schedule:
Unaffiliated issuers (cost $426,223,079)	$554,715,059
Fidelity Central Funds (cost $5,494,974)	5,494,974

Total Investment in Securities (cost $431,718,053)		$560,210,033
Foreign currency held at value (cost $155,455)		153,216
Dividends receivable		849,892
Distributions receivable from Fidelity Central Funds		3,744
Total assets		561,216,885
Liabilities
Accrued management fee	$69,529
Payable for daily variation margin on futures contracts	6,080
Collateral on securities loaned	5,023,550
Total liabilities		5,099,159
Net Assets		$556,117,726
Net Assets consist of:
Paid in capital		$488,660,436
Total accumulated earnings (loss)		67,457,290
Net Assets		$556,117,726
Net Asset Value, offering price and redemption price per share ($556,117,726 ÷ 10,650,000 shares)		$52.22
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$6,280,369
Interest		3,799
Income from Fidelity Central Funds (including $11,207 from security lending)		36,780
Total income		6,320,948
Expenses
Management fee	$417,019
Independent trustees' fees and expenses	1,047
Miscellaneous	1,222
Total expenses before reductions	419,288
Expense reductions	(197)
Total expenses after reductions		419,091
Net Investment income (loss)		5,901,857
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	204,878
Redemptions in-kind	5,755,949
Foreign currency transactions	(12,661)
Futures contracts	99,528
Total net realized gain (loss)		6,047,694
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,630,922
Assets and liabilities in foreign currencies	(11,456)
Futures contracts	(19,353)
Total change in net unrealized appreciation (depreciation)		25,600,113
Net gain (loss)		31,647,807
Net increase (decrease) in net assets resulting from operations		$37,549,664
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,901,857	$13,776,270
Net realized gain (loss)	6,047,694	13,154,493
Change in net unrealized appreciation (depreciation)	25,600,113	58,749,043
Net increase (decrease) in net assets resulting from operations	37,549,664	85,679,806
Distributions to shareholders	(8,034,900)	(13,531,400)

Share transactions
Cost of shares redeemed	(18,020,641)	(77,060,504)

Net increase (decrease) in net assets resulting from share transactions	(18,020,641)	(77,060,504)
Total increase (decrease) in net assets	11,494,123	(4,912,098)

Net Assets
Beginning of period	544,623,603	549,535,701
End of period	$556,117,726	$544,623,603

Other Information
Shares
Redeemed	(350,000)	(1,750,000)
Net increase (decrease)	(350,000)	(1,750,000)

Financial Highlights
Fidelity® Dividend ETF for Rising Rates

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.51	$43.10	$41.08	$42.62	$31.72	$32.31
Income from Investment Operations
Net investment income (loss) A,B	.55	1.16	1.22	1.08	.93	1.01
Net realized and unrealized gain (loss)	2.91	6.40	2.02	(1.54)	10.85	(.56)
Total from investment operations	3.46	7.56	3.24	(.46)	11.78	.45
Distributions from net investment income	(.75)	(1.15)	(1.22)	(1.08)	(.88)	(1.04)
Total distributions	(.75)	(1.15)	(1.22)	(1.08)	(.88)	(1.04)
Net asset value, end of period	$52.22	$49.51	$43.10	$41.08	$42.62	$31.72
Total Return C,D,E	7.01%	17.85%	8.17%	(1.06)%	37.57%	1.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H,I	.19%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H,I	.19%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.15% H,I	.19%	.29%	.29%	.29%	.29%
Net investment income (loss)	2.12% H,I	2.63%	3.04%	2.54%	2.44%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$556,118	$544,624	$549,536	$612,143	$490,089	$282,317
Portfolio turnover rate J,K	2 % H	32%	29%	28%	32%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® High Dividend ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
DENMARK - 0.8%
Industrials - 0.8%
Marine Transportation - 0.8%
AP Moller - Maersk A/S Series B	24,591	36,467,526
Transportation Infrastructure - 0.0%
Svitzer Group A/S	48,848	1,442,670
TOTAL DENMARK		37,910,196
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	85,084	6,952,097
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer AG	571,584	12,858,275
TOTAL GERMANY		19,810,372
JAPAN - 2.6%
Industrials - 2.6%
Marine Transportation - 2.6%
Kawasaki Kisen Kaisha Ltd	2,759,600	35,161,064
Mitsui OSK Lines Ltd	1,223,700	41,788,348
Nippon Yusen KK	1,275,900	40,242,141

TOTAL JAPAN		117,191,553
UNITED KINGDOM - 4.5%
Consumer Staples - 3.3%
Tobacco - 3.3%
British American Tobacco PLC	1,862,373	73,981,507
Imperial Brands PLC	2,317,468	78,353,096
		152,334,603
Financials - 0.3%
Capital Markets - 0.3%
Schroders PLC	2,666,546	11,729,141
Industrials - 0.9%
Industrial Conglomerates - 0.9%
CK Hutchison Holdings Ltd	8,572,000	43,126,239
TOTAL UNITED KINGDOM		207,189,983
UNITED STATES - 91.5%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.3%
AT&T Inc	369,825	8,775,947
Verizon Communications Inc	177,877	7,006,575
		15,782,522
Entertainment - 0.4%
Electronic Arts Inc	36,037	4,429,308
TKO Group Holdings Inc Class A (c)	52,403	8,133,470
Warner Music Group Corp Class A (b)	119,847	3,811,134
		16,373,912
Media - 0.8%
Comcast Corp Class A	165,069	5,556,223
Fox Corp Class A	141,813	7,257,989
Interpublic Group of Cos Inc/The	139,652	4,003,823
New York Times Co/The Class A	92,392	5,016,886
News Corp Class A	186,203	5,236,028
Nexstar Media Group Inc	25,005	3,831,266
Omnicom Group Inc	52,264	4,535,993
Paramount Global Class B (b)	310,339	3,376,488
		38,814,696
Consumer Discretionary - 3.3%
Automobiles - 0.5%
Ford Motor Co	860,675	8,675,604
General Motors Co	272,682	13,486,852
		22,162,456
Hotels, Restaurants & Leisure - 0.9%
Marriott International Inc/MD Class A1	44,500	12,931,255
McDonald's Corp	52,531	15,165,700
Starbucks Corp	131,308	14,139,245
		42,236,200
Specialty Retail - 1.7%
Best Buy Co Inc	125,170	10,747,096
Dick's Sporting Goods Inc	60,571	14,540,069
Home Depot Inc/The	55,805	22,990,544
Lowe's Cos Inc	58,610	15,240,944
TJX Cos Inc/The	127,535	15,915,093
		79,433,746
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	126,173	9,702,703
TOTAL CONSUMER DISCRETIONARY		153,535,105

Consumer Staples - 8.9%
Beverages - 1.4%
PepsiCo Inc	441,260	66,493,469
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc	2,613,504	52,400,755
Walgreens Boots Alliance Inc	2,437,796	25,060,543
		77,461,298
Household Products - 2.0%
Procter & Gamble Co/The	552,314	91,678,601
Tobacco - 3.8%
Altria Group Inc	1,478,659	77,230,360
Philip Morris International Inc	727,448	94,713,730
		171,944,090
TOTAL CONSUMER STAPLES		407,577,458

Energy - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp	446,845	66,664,806
ConocoPhillips	493,829	48,805,119
Devon Energy Corp	1,096,368	37,386,148
EOG Resources Inc	437,378	55,017,779
Exxon Mobil Corp	773,765	82,661,315
Kinder Morgan Inc	2,722,441	74,812,679
Targa Resources Corp	525,156	103,350,701
		468,698,547
Financials - 7.7%
Banks - 4.6%
Bank of America Corp	705,141	32,648,028
Citigroup Inc	326,045	26,549,844
JPMorgan Chase & Co	204,127	54,563,148
PNC Financial Services Group Inc/The	110,759	22,257,021
Truist Financial Corp	430,356	20,493,553
US Bancorp	400,069	19,115,297
Wells Fargo & Co	437,366	34,464,441
		210,091,332
Capital Markets - 2.3%
Blackstone Inc	140,336	24,854,909
CME Group Inc Class A	81,807	19,348,991
Goldman Sachs Group Inc/The	49,599	31,763,200
Morgan Stanley	211,475	29,274,484
		105,241,584
Financial Services - 0.8%
Visa Inc Class A	118,520	40,510,136
TOTAL FINANCIALS		355,843,052

Health Care - 4.7%
Biotechnology - 1.8%
AbbVie Inc	175,570	32,287,323
Amgen Inc	75,459	21,537,508
Gilead Sciences Inc	274,086	26,641,159
		80,465,990
Health Care Providers & Services - 1.1%
CVS Health Corp	288,104	16,272,114
UnitedHealth Group Inc	71,764	38,931,252
		55,203,366
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co	440,936	25,993,177
Johnson & Johnson	207,689	31,599,882
Pfizer Inc	868,035	23,020,288
		80,613,347
TOTAL HEALTH CARE		216,282,703

Industrials - 12.0%
Aerospace & Defense - 4.9%
GE Aerospace	423,455	86,202,735
Lockheed Martin Corp	122,796	56,848,408
RTX Corp	608,118	78,416,816
		221,467,959
Air Freight & Logistics - 0.9%
United Parcel Service Inc Class B	375,316	42,872,347
Electrical Equipment - 0.9%
GE Vernova Inc	105,808	39,453,686
Ground Transportation - 1.2%
Union Pacific Corp	231,501	57,363,633
Industrial Conglomerates - 1.4%
Honeywell International Inc	283,019	63,317,011
Machinery - 2.7%
Caterpillar Inc	189,086	70,234,104
PACCAR Inc	481,553	53,394,596
		123,628,700
TOTAL INDUSTRIALS		548,103,336

Information Technology - 25.7%
Communications Equipment - 1.2%
Cisco Systems Inc	893,511	54,146,767
IT Services - 1.3%
IBM Corporation	228,186	58,347,160
Semiconductors & Semiconductor Equipment - 10.4%
Broadcom Inc	554,385	122,668,769
NVIDIA Corp	2,150,618	258,224,703
QUALCOMM Inc	295,767	51,146,987
Texas Instruments Inc	256,536	47,359,111
		479,399,570
Software - 5.2%
Microsoft Corp	575,395	238,823,449
Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc	1,146,778	270,639,608
Dell Technologies Inc Class C	380,983	39,469,839
HP Inc	1,137,434	36,966,605
		347,076,052
TOTAL INFORMATION TECHNOLOGY		1,177,792,998

Real Estate - 8.5%
Diversified REITs - 0.8%
WP Carey Inc	654,489	36,592,480
Health Care REITs - 1.1%
Omega Healthcare Investors Inc	1,370,637	50,795,807
Industrial REITs - 1.0%
Prologis Inc	385,758	46,001,642
Retail REITs - 1.2%
Simon Property Group Inc	314,392	54,660,193
Specialized REITs - 4.4%
Crown Castle Inc	396,811	35,427,285
Gaming and Leisure Properties Inc	881,068	42,634,881
Public Storage Operating Co	152,989	45,664,157
VICI Properties Inc	1,373,206	40,880,343
Weyerhaeuser Co	1,255,048	38,429,570
		203,036,236
TOTAL REAL ESTATE		391,086,358

Utilities - 9.0%
Electric Utilities - 7.7%
American Electric Power Co Inc	646,213	63,561,511
Duke Energy Corp	556,018	62,268,456
Edison International	733,479	39,607,866
Eversource Energy	884,802	51,035,379
NextEra Energy Inc	978,745	70,038,992
Southern Co/The	773,660	64,948,757
		351,460,961
Multi-Utilities - 1.3%
Dominion Energy Inc	1,097,126	60,989,234
TOTAL UTILITIES		412,450,195

TOTAL UNITED STATES		4,202,340,882
TOTAL COMMON STOCKS (Cost $3,994,792,711)		4,584,442,986

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $330,228)	4.46	331,000	330,335

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	6,153,922	6,155,153
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	6,335,441	6,336,075
TOTAL MONEY MARKET FUNDS (Cost $12,491,228)			12,491,228

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,007,614,167)	4,597,264,549
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,527,046)
NET ASSETS - 100.0%	4,594,737,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Mar 2025	9,100,875	56,798	56,798

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $330,335.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,678,331	116,223,706	111,746,884	65,839	-	-	6,155,153	6,153,922	0.0%
Fidelity Securities Lending Cash Central Fund	4,974,275	104,807,418	103,445,618	112,679	-	-	6,336,075	6,335,441	0.0%
Total	6,652,606	221,031,124	215,192,502	178,518	-	-	12,491,228	12,489,363

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	70,971,130	70,971,130	-	-
Consumer Discretionary	160,487,202	160,487,202	-	-
Consumer Staples	559,912,061	559,912,061	-	-
Energy	468,698,547	468,698,547	-	-
Financials	367,572,193	367,572,193	-	-
Health Care	229,140,978	229,140,978	-	-
Industrials	746,331,324	746,331,324	-	-
Information Technology	1,177,792,998	1,177,792,998	-	-
Real Estate	391,086,358	391,086,358	-	-
Utilities	412,450,195	412,450,195	-	-

U.S. Treasury Obligations	330,335	-	330,335	-

Money Market Funds	12,491,228	12,491,228	-	-
Total Investments in Securities:	4,597,264,549	4,596,934,214	330,335	-
Derivative Instruments:

Assets
Futures Contracts	56,798	56,798	-	-
Total Assets	56,798	56,798	-	-
Total Derivative Instruments:	56,798	56,798	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	56,798	0
Total Equity Risk	56,798	0
Total Value of Derivatives	56,798	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® High Dividend ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,222,744) - See accompanying schedule:
Unaffiliated issuers (cost $3,995,122,939)	$4,584,773,321
Fidelity Central Funds (cost $12,491,228)	12,491,228

Total Investment in Securities (cost $4,007,614,167)		$4,597,264,549
Segregated cash with brokers for derivative instruments		133,144
Foreign currency held at value (cost $32,212)		32,217
Dividends receivable		5,904,516
Interest receivable		10
Distributions receivable from Fidelity Central Funds		13,765
Total assets		4,603,348,201
Liabilities
Payable to custodian bank	$92,641
Payable for investments purchased	1,574,892
Accrued management fee	559,090
Payable for daily variation margin on futures contracts	48,000
Collateral on securities loaned	6,336,075
Total liabilities		8,610,698
Net Assets		$4,594,737,503
Net Assets consist of:
Paid in capital		$4,150,423,426
Total accumulated earnings (loss)		444,314,077
Net Assets		$4,594,737,503
Net Asset Value, offering price and redemption price per share ($4,594,737,503 ÷ 91,050,000 shares)		$50.46
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$54,893,332
Interest		11,934
Income from Fidelity Central Funds (including $112,679 from security lending)		178,518
Total income		55,083,784
Expenses
Management fee	$2,926,027
Independent trustees' fees and expenses	4,814
Miscellaneous	4,192
Total expenses before reductions	2,935,033
Expense reductions	(1,397)
Total expenses after reductions		2,933,636
Net Investment income (loss)		52,150,148
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(749,921)
Redemptions in-kind	3,242,324
Foreign currency transactions	(121,202)
Futures contracts	589,158
Total net realized gain (loss)		2,960,359
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	127,095,907
Assets and liabilities in foreign currencies	(89,027)
Futures contracts	(3,472)
Total change in net unrealized appreciation (depreciation)		127,003,408
Net gain (loss)		129,963,767
Net increase (decrease) in net assets resulting from operations		$182,113,915
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,150,148	$69,456,212
Net realized gain (loss)	2,960,359	84,190,847
Change in net unrealized appreciation (depreciation)	127,003,408	333,169,682
Net increase (decrease) in net assets resulting from operations	182,113,915	486,816,741
Distributions to shareholders	(61,868,650)	(72,844,900)

Share transactions
Proceeds from sales of shares	1,317,565,391	1,551,037,321
Cost of shares redeemed	(9,921,020)	(493,928,543)

Net increase (decrease) in net assets resulting from share transactions	1,307,644,371	1,057,108,778
Total increase (decrease) in net assets	1,427,889,636	1,471,080,619

Net Assets
Beginning of period	3,166,847,867	1,695,767,248
End of period	$4,594,737,503	$3,166,847,867

Other Information
Shares
Sold	26,100,000	35,700,000
Redeemed	(200,000)	(11,400,000)
Net increase (decrease)	25,900,000	24,300,000

Financial Highlights
Fidelity® High Dividend ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.61	$41.51	$38.44	$38.05	$27.56	$30.12
Income from Investment Operations
Net investment income (loss) A,B	.67	1.35	1.39	1.21	1.02	1.10
Net realized and unrealized gain (loss)	1.96	7.17	3.11	.44	10.48	(2.52)
Total from investment operations	2.63	8.52	4.50	1.65	11.50	(1.42)
Distributions from net investment income	(.78)	(1.42)	(1.43)	(1.26)	(1.01)	(1.14)
Total distributions	(.78)	(1.42)	(1.43)	(1.26)	(1.01)	(1.14)
Net asset value, end of period	$50.46	$48.61	$41.51	$38.44	$38.05	$27.56
Total Return C,D,E	5.45%	21.01%	12.22%	4.43%	42.42%	(4.54)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H,I	.19%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H,I	.19%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.15% H,I	.19%	.29%	.29%	.29%	.29%
Net investment income (loss)	2.68% H,I	3.11%	3.66%	3.11%	3.04%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,594,738	$3,166,848	$1,695,767	$1,278,054	$1,052,122	$520,795
Portfolio turnover rate J,K	1 % I	14%	52%	38%	32%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CBased on net asset value.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low Volatility Factor ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
IRELAND - 1.7%
Information Technology - 1.7%
IT Services - 1.7%
Accenture PLC Class A	61,047	23,500,042
UNITED STATES - 98.1%
Communication Services - 8.9%
Diversified Telecommunication Services - 1.9%
AT&T Inc	592,243	14,053,926
Verizon Communications Inc	302,517	11,916,145
		25,970,071
Entertainment - 0.5%
Electronic Arts Inc	59,869	7,358,499
Interactive Media & Services - 4.9%
Alphabet Inc Class A	322,918	65,881,730
Media - 0.7%
Comcast Corp Class A	297,823	10,024,722
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	55,744	12,986,680
TOTAL COMMUNICATION SERVICES		122,221,702

Consumer Discretionary - 11.1%
Broadline Retail - 4.5%
Amazon.com Inc (b)	261,307	62,107,449
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	37,054	10,697,490
Starbucks Corp	95,664	10,301,099
		20,998,589
Household Durables - 0.5%
Garmin Ltd	33,220	7,170,537
Specialty Retail - 4.0%
AutoZone Inc (b)	2,022	6,774,125
Home Depot Inc/The	39,296	16,189,166
Lowe's Cos Inc	35,391	9,203,076
O'Reilly Automotive Inc (b)	5,921	7,664,261
TJX Cos Inc/The	73,042	9,114,911
Tractor Supply Co	111,658	6,069,728
		55,015,267
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	98,817	7,599,027
TOTAL CONSUMER DISCRETIONARY		152,890,869

Consumer Staples - 5.3%
Beverages - 1.2%
Coca-Cola Co/The	143,530	9,111,285
PepsiCo Inc	52,393	7,895,101
		17,006,386
Consumer Staples Distribution & Retail - 1.1%
Walmart Inc	152,447	14,964,198
Food Products - 0.8%
General Mills Inc	59,047	3,551,087
Hershey Co/The	18,889	2,819,183
Mondelez International Inc	78,484	4,551,287
		10,921,557
Household Products - 1.6%
Colgate-Palmolive Co	50,890	4,412,163
Kimberly-Clark Corp	30,401	3,951,218
Procter & Gamble Co/The	78,542	13,037,187
		21,400,568
Tobacco - 0.6%
Philip Morris International Inc	65,445	8,520,938
TOTAL CONSUMER STAPLES		72,813,647

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy Inc	17,626	3,942,055
Chevron Corp	57,687	8,606,324
ConocoPhillips	49,434	4,885,562
Coterra Energy Inc	102,444	2,839,748
DT Midstream Inc	30,780	3,111,242
EOG Resources Inc	31,901	4,012,827
Exxon Mobil Corp	132,778	14,184,674
Kinder Morgan Inc	149,926	4,119,966
Williams Cos Inc/The	80,298	4,450,918
		50,153,316
Financials - 14.3%
Banks - 2.0%
JPMorgan Chase & Co	104,021	27,804,813
Capital Markets - 1.8%
Cboe Global Markets Inc	36,964	7,552,854
CME Group Inc Class A	41,642	9,849,166
FactSet Research Systems Inc	16,549	7,851,011
		25,253,031
Financial Services - 5.6%
Berkshire Hathaway Inc Class B (b)	61,023	28,599,649
Jack Henry & Associates Inc	39,526	6,881,081
Mastercard Inc Class A	34,748	19,300,082
Visa Inc Class A	64,182	21,937,408
		76,718,220
Insurance - 4.9%
Arthur J Gallagher & Co	27,754	8,376,712
Assurant Inc	37,808	8,135,904
Chubb Ltd	33,790	9,186,825
Erie Indemnity Co Class A	15,118	6,091,798
Marsh & McLennan Cos Inc	40,938	8,878,633
Progressive Corp/The	44,541	10,976,685
The Travelers Companies, Inc.	35,884	8,798,039
W R Berkley Corp	124,016	7,295,861
		67,740,457
TOTAL FINANCIALS		197,516,521

Health Care - 10.5%
Biotechnology - 2.9%
AbbVie Inc	80,511	14,805,973
Amgen Inc	33,709	9,621,223
Regeneron Pharmaceuticals Inc (b)	8,850	5,955,873
Vertex Pharmaceuticals Inc (b)	19,852	9,165,271
		39,548,340
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	105,387	13,482,159
Becton Dickinson & Co	35,823	8,869,775
		22,351,934
Health Care Providers & Services - 1.4%
UnitedHealth Group Inc	35,231	19,112,465
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific Inc	20,543	12,279,578
Pharmaceuticals - 3.7%
Eli Lilly & Co	28,462	23,084,960
Johnson & Johnson	103,254	15,710,096
Merck & Co Inc	123,692	12,223,243
		51,018,299
TOTAL HEALTH CARE		144,310,616

Industrials - 8.8%
Aerospace & Defense - 2.1%
General Dynamics Corp	22,990	5,907,970
Huntington Ingalls Industries Inc	19,875	3,920,543
L3Harris Technologies Inc	26,830	5,688,228
Lockheed Martin Corp	14,641	6,778,051
Northrop Grumman Corp	13,771	6,710,195
		29,004,987
Commercial Services & Supplies - 1.0%
Republic Services Inc	30,744	6,667,451
Waste Management Inc	33,786	7,441,705
		14,109,156
Electrical Equipment - 0.6%
Eaton Corp PLC	27,136	8,858,276
Ground Transportation - 0.7%
Union Pacific Corp	36,204	8,970,989
Industrial Conglomerates - 0.7%
Honeywell International Inc	41,280	9,235,162
Machinery - 1.0%
Illinois Tool Works Inc	27,737	7,188,321
Otis Worldwide Corp	63,790	6,086,842
		13,275,163
Professional Services - 2.3%
Amentum Holdings Inc (c)	38,025	797,384
Automatic Data Processing Inc	29,749	9,014,245
Booz Allen Hamilton Holding Corp Class A	38,577	4,976,433
FTI Consulting Inc (b)	23,842	4,657,535
Jacobs Solutions Inc	38,025	5,328,443
Paychex Inc	48,032	7,092,885
		31,866,925
Trading Companies & Distributors - 0.4%
Fastenal Co	89,415	6,548,754
TOTAL INDUSTRIALS		121,869,412

Information Technology - 28.5%
Communications Equipment - 3.2%
Cisco Systems Inc	414,879	25,141,667
Motorola Solutions Inc	41,280	19,370,640
		44,512,307
IT Services - 5.4%
Akamai Technologies Inc (b)	158,501	15,834,250
Amdocs Ltd	174,370	15,377,690
IBM Corporation	101,283	25,898,063
VeriSign Inc (b)	80,549	17,318,035
		74,428,038
Semiconductors & Semiconductor Equipment - 1.3%
Texas Instruments Inc	99,595	18,386,233
Software - 11.1%
Microsoft Corp	225,345	93,531,696
Oracle Corp	148,046	25,176,703
Roper Technologies Inc	29,834	17,173,942
Tyler Technologies Inc (b)	26,986	16,235,857
		152,118,198
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	436,013	102,899,068
TOTAL INFORMATION TECHNOLOGY		392,343,844

Materials - 2.5%
Chemicals - 1.6%
Air Products and Chemicals Inc	11,520	3,862,195
Corteva Inc	49,472	3,229,037
Ecolab Inc	13,475	3,371,310
Linde PLC	15,987	7,132,121
Sherwin-Williams Co/The	10,748	3,849,504
		21,444,167
Construction Materials - 0.3%
Martin Marietta Materials Inc	4,445	2,418,613
Vulcan Materials Co	9,561	2,621,149
		5,039,762
Containers & Packaging - 0.6%
Amcor PLC	196,803	1,912,925
AptarGroup Inc (c)	13,099	2,058,508
Avery Dennison Corp	9,895	1,837,798
Packaging Corp of America	10,751	2,286,308
		8,095,539
TOTAL MATERIALS		34,579,468

Real Estate - 2.4%
Real Estate Management & Development - 0.2%
CoStar Group Inc (b)	33,367	2,555,912
Residential REITs - 0.6%
American Homes 4 Rent Class A	56,251	1,947,972
Equity LifeStyle Properties Inc	29,891	1,956,366
Equity Residential	33,842	2,390,260
Mid-America Apartment Communities Inc	15,070	2,299,381
		8,593,979
Retail REITs - 0.4%
Agree Realty Corp	27,556	1,999,739
Realty Income Corp	52,753	2,882,424
		4,882,163
Specialized REITs - 1.2%
American Tower Corp	19,690	3,641,666
Crown Castle Inc	26,852	2,397,346
Digital Realty Trust Inc	19,912	3,262,780
Equinix Inc	4,600	4,202,836
Public Storage Operating Co	9,931	2,964,205
		16,468,833
TOTAL REAL ESTATE		32,500,887

Utilities - 2.2%
Electric Utilities - 1.3%
American Electric Power Co Inc	39,047	3,840,663
Duke Energy Corp	42,714	4,783,541
Southern Co/The	57,517	4,828,552
Xcel Energy Inc	58,010	3,898,272
		17,351,028
Multi-Utilities - 0.9%
Ameren Corp	38,677	3,643,373
CMS Energy Corp	46,645	3,078,570
Consolidated Edison Inc	34,676	3,250,528
WEC Energy Group Inc	37,257	3,698,130
		13,670,601
TOTAL UTILITIES		31,021,629

TOTAL UNITED STATES		1,352,221,911
TOTAL COMMON STOCKS (Cost $1,205,311,970)		1,375,721,953

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $108,745)	4.46	109,000	108,781

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	2,744,551	2,745,100
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	698,754	698,824
TOTAL MONEY MARKET FUNDS (Cost $3,443,924)			3,443,924

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,208,864,639)	1,379,274,658
NET OTHER ASSETS (LIABILITIES) - 0.0%	356,150
NET ASSETS - 100.0%	1,379,630,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	121	Mar 2025	3,670,686	49,318	49,318

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $108,781.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,477,441	16,512,569	15,244,910	49,364	-	-	2,745,100	2,744,551	0.0%
Fidelity Securities Lending Cash Central Fund	241,824	12,208,395	11,751,395	477	-	-	698,824	698,754	0.0%
Total	1,719,265	28,720,964	26,996,305	49,841	-	-	3,443,924	3,443,305

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	122,221,702	122,221,702	-	-
Consumer Discretionary	152,890,869	152,890,869	-	-
Consumer Staples	72,813,647	72,813,647	-	-
Energy	50,153,316	50,153,316	-	-
Financials	197,516,521	197,516,521	-	-
Health Care	144,310,616	144,310,616	-	-
Industrials	121,869,412	121,869,412	-	-
Information Technology	415,843,886	415,843,886	-	-
Materials	34,579,468	34,579,468	-	-
Real Estate	32,500,887	32,500,887	-	-
Utilities	31,021,629	31,021,629	-	-

U.S. Treasury Obligations	108,781	-	108,781	-

Money Market Funds	3,443,924	3,443,924	-	-
Total Investments in Securities:	1,379,274,658	1,379,165,877	108,781	-
Derivative Instruments:

Assets
Futures Contracts	49,318	49,318	-	-
Total Assets	49,318	49,318	-	-
Total Derivative Instruments:	49,318	49,318	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	49,318	0
Total Equity Risk	49,318	0
Total Value of Derivatives	49,318	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Low Volatility Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $681,000) - See accompanying schedule:
Unaffiliated issuers (cost $1,205,420,715)	$1,375,830,734
Fidelity Central Funds (cost $3,443,924)	3,443,924

Total Investment in Securities (cost $1,208,864,639)		$1,379,274,658
Segregated cash with brokers for derivative instruments		77,896
Dividends receivable		1,158,225
Distributions receivable from Fidelity Central Funds		6,535
Other receivables		89
Total assets		1,380,517,403
Liabilities
Accrued management fee	$168,435
Payable for daily variation margin on futures contracts	19,360
Collateral on securities loaned	698,800
Total liabilities		886,595
Net Assets		$1,379,630,808
Net Assets consist of:
Paid in capital		$1,251,012,224
Total accumulated earnings (loss)		128,618,584
Net Assets		$1,379,630,808
Net Asset Value, offering price and redemption price per share ($1,379,630,808 ÷ 22,100,000 shares)		$62.43
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$10,404,115
Interest		3,906
Income from Fidelity Central Funds (including $477 from security lending)		49,841
Total income		10,457,862
Expenses
Management fee	$956,180
Independent trustees' fees and expenses	2,070
Miscellaneous	5,475
Total expenses before reductions	963,725
Expense reductions	(478)
Total expenses after reductions		963,247
Net Investment income (loss)		9,494,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,390,722)
Redemptions in-kind	27,713,867
Futures contracts	164,298
Total net realized gain (loss)		18,487,443
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,454,423
Futures contracts	66,346
Total change in net unrealized appreciation (depreciation)		64,520,769
Net gain (loss)		83,008,212
Net increase (decrease) in net assets resulting from operations		$92,502,827
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,494,615	$14,028,223
Net realized gain (loss)	18,487,443	84,427,314
Change in net unrealized appreciation (depreciation)	64,520,769	57,485,323
Net increase (decrease) in net assets resulting from operations	92,502,827	155,940,860
Distributions to shareholders	(8,877,050)	(13,235,700)

Share transactions
Proceeds from sales of shares	283,189,332	1,031,797,552
Cost of shares redeemed	(130,760,910)	(584,530,836)

Net increase (decrease) in net assets resulting from share transactions	152,428,422	447,266,716
Total increase (decrease) in net assets	236,054,199	589,971,876

Net Assets
Beginning of period	1,143,576,609	553,604,733
End of period	$1,379,630,808	$1,143,576,609

Other Information
Shares
Sold	4,750,000	19,600,000
Redeemed	(2,200,000)	(10,900,000)
Net increase (decrease)	2,550,000	8,700,000

Financial Highlights
Fidelity® Low Volatility Factor ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$58.49	$51.02	$47.58	$48.75	$38.33	$36.37
Income from Investment Operations
Net investment income (loss) A,B	.45	.84	.74	.62	.56	.62
Net realized and unrealized gain (loss)	3.91	7.40	3.44	(1.17)	10.43	1.95
Total from investment operations	4.36	8.24	4.18	(.55)	10.99	2.57
Distributions from net investment income	(.42)	(.77)	(.74)	(.62)	(.57)	(.61)
Total distributions	(.42)	(.77)	(.74)	(.62)	(.57)	(.61)
Net asset value, end of period	$62.43	$58.49	$51.02	$47.58	$48.75	$38.33
Total Return C,D,E	7.46%	16.29%	8.96%	(1.12)%	28.90%	7.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H,I	.18%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H,I	.18%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.15% H,I	.18%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.49% H,I	1.56%	1.57%	1.27%	1.31%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,379,631	$1,143,577	$553,605	$444,863	$511,897	$350,708
Portfolio turnover rate J,K	20 % H	32%	46%	28%	46%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Momentum Factor ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	31,926	959,376
UNITED STATES - 99.7%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.7%
AT&T Inc	106,582	2,529,191
Lumen Technologies Inc (b)	173,979	859,456
		3,388,647
Entertainment - 1.0%
Netflix Inc (b)	4,971	4,855,474
Interactive Media & Services - 6.9%
Alphabet Inc Class A	95,279	19,438,822
Meta Platforms Inc Class A	20,044	13,813,924
		33,252,746
Media - 0.3%
Trade Desk Inc (The) Class A (b)	12,528	1,486,823
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	8,818	2,054,329
Consumer Discretionary - 11.5%
Automobiles - 2.9%
General Motors Co	40,663	2,011,192
Tesla Inc (b)	29,452	11,916,280
		13,927,472
Broadline Retail - 4.7%
Amazon.com Inc (b)	86,262	20,502,753
eBay Inc	31,717	2,140,263
		22,643,016
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings Inc	618	2,927,812
Cava Group Inc (b)	12,576	1,698,388
Royal Caribbean Cruises Ltd	9,676	2,579,622
		7,205,822
Household Durables - 0.4%
SharkNinja Inc	17,788	1,988,876
Specialty Retail - 2.0%
Carvana Co Class A (b)	7,379	1,826,155
Home Depot Inc/The	12,289	5,062,822
TJX Cos Inc/The	23,466	2,928,322
		9,817,299
TOTAL CONSUMER DISCRETIONARY		55,582,485

Consumer Staples - 5.3%
Beverages - 0.6%
Coca-Cola Co/The	46,285	2,938,172
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp	4,735	4,639,732
Sprouts Farmers Market Inc (b)	7,948	1,258,486
Walmart Inc	47,302	4,643,165
		10,541,383
Food Products - 0.2%
Freshpet Inc (b)	7,302	1,167,955
Household Products - 1.4%
Colgate-Palmolive Co	16,553	1,435,145
Kimberly-Clark Corp	9,614	1,249,531
Procter & Gamble Co/The	25,131	4,171,495
		6,856,171
Tobacco - 0.9%
Altria Group Inc	30,964	1,617,250
Philip Morris International Inc	19,837	2,582,777
		4,200,027
TOTAL CONSUMER STAPLES		25,703,708

Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp	19,245	2,871,162
DT Midstream Inc	9,208	930,744
Exxon Mobil Corp	43,467	4,643,580
Kinder Morgan Inc	46,942	1,289,966
ONEOK Inc	12,675	1,231,630
Targa Resources Corp	6,358	1,251,254
Texas Pacific Land Corp	806	1,045,519
Williams Cos Inc/The	24,606	1,363,911
		14,627,766
Financials - 14.9%
Banks - 3.1%
Bank of America Corp	119,902	5,551,463
JPMorgan Chase & Co	35,683	9,538,066
		15,089,529
Capital Markets - 5.5%
Bank of New York Mellon Corp/The	41,502	3,566,267
Coinbase Global Inc Class A (b)	16,553	4,822,385
Evercore Inc Class A	10,382	3,023,965
Goldman Sachs Group Inc/The	7,773	4,977,829
KKR & Co Inc Class A	24,884	4,157,370
Robinhood Markets Inc Class A (b)	119,342	6,199,817
		26,747,633
Consumer Finance - 1.7%
American Express Co	14,538	4,615,088
Synchrony Financial	51,605	3,559,713
		8,174,801
Financial Services - 3.2%
Berkshire Hathaway Inc Class B (b)	21,151	9,912,839
Fidelity National Information Services Inc	34,239	2,789,451
Jackson Financial Inc	27,286	2,571,433
		15,273,723
Insurance - 1.4%
Hartford Financial Services Group Inc/The	26,566	2,963,437
Progressive Corp/The	15,845	3,904,842
		6,868,279
TOTAL FINANCIALS		72,153,965

Health Care - 10.2%
Biotechnology - 3.3%
AbbVie Inc	30,511	5,610,973
Avidity Biosciences Inc (b)(c)	77,290	2,545,159
Natera Inc (b)	27,681	4,897,323
Revolution Medicines Inc (b)	61,577	2,644,732
		15,698,187
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp (b)	50,627	5,182,180
Glaukos Corp (b)	24,834	3,885,031
Intuitive Surgical Inc (b)	9,349	5,346,506
		14,413,717
Health Care Providers & Services - 1.3%
HCA Healthcare Inc	10,533	3,474,942
Tenet Healthcare Corp (b)	21,592	3,042,097
		6,517,039
Life Sciences Tools & Services - 0.8%
Danaher Corp	18,471	4,114,230
Pharmaceuticals - 1.7%
Eli Lilly & Co	10,449	8,474,975
TOTAL HEALTH CARE		49,218,148

Industrials - 8.8%
Aerospace & Defense - 2.6%
GE Aerospace	19,457	3,960,861
Howmet Aerospace Inc	21,374	2,705,521
RTX Corp	25,889	3,338,387
TransDigm Group Inc	1,843	2,494,206
		12,498,975
Building Products - 0.9%
Carrier Global Corp	31,652	2,069,408
Trane Technologies PLC	6,720	2,437,680
		4,507,088
Commercial Services & Supplies - 0.5%
Cintas Corp	11,562	2,318,990
Construction & Engineering - 1.3%
Comfort Systems USA Inc	4,880	2,131,340
Dycom Industries Inc (b)(c)	10,523	1,990,531
EMCOR Group Inc	4,406	1,974,152
		6,096,023
Electrical Equipment - 0.5%
Vertiv Holdings Co Class A	19,526	2,284,932
Ground Transportation - 0.6%
Uber Technologies Inc (b)	42,369	2,832,368
Machinery - 1.0%
Caterpillar Inc	8,799	3,268,301
Mueller Industries Inc	22,807	1,796,051
		5,064,352
Professional Services - 0.7%
Leidos Holdings Inc	10,910	1,549,547
TransUnion	19,324	1,917,907
		3,467,454
Trading Companies & Distributors - 0.7%
FTAI Aviation Ltd	14,184	1,425,917
United Rentals Inc	2,759	2,091,488
		3,517,405
TOTAL INDUSTRIALS		42,587,587

Information Technology - 29.9%
Communications Equipment - 1.8%
Arista Networks Inc	40,947	4,718,323
Motorola Solutions Inc	8,348	3,917,299
		8,635,622
IT Services - 0.8%
GoDaddy Inc Class A (b)	19,921	4,236,201
Semiconductors & Semiconductor Equipment - 8.9%
Broadcom Inc	57,158	12,647,351
Monolithic Power Systems Inc	4,524	2,883,462
NVIDIA Corp	228,275	27,408,979
		42,939,792
Software - 11.6%
AppLovin Corp Class A (b)	20,242	7,481,241
Commvault Systems Inc (b)	20,384	3,246,356
Fair Isaac Corp (b)	1,773	3,321,822
Microsoft Corp	69,553	28,868,668
Palantir Technologies Inc Class A (b)	92,009	7,589,822
Q2 Holdings Inc (b)(c)	37,443	3,563,450
Zeta Global Holdings Corp Class A (b)	114,643	2,103,699
		56,175,058
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	140,371	33,127,556
TOTAL INFORMATION TECHNOLOGY		145,114,229

Materials - 2.3%
Chemicals - 1.1%
Ecolab Inc	4,442	1,111,344
International Flavors & Fragrances Inc	7,893	687,401
Linde PLC	5,256	2,344,807
Sherwin-Williams Co/The	3,529	1,263,947
		5,407,499
Construction Materials - 0.2%
CRH PLC	11,679	1,156,571
Containers & Packaging - 0.3%
Packaging Corp of America	3,247	690,507
Smurfit WestRock PLC	15,228	808,455
		1,498,962
Metals & Mining - 0.5%
ATI Inc (b)	11,918	680,398
Carpenter Technology Corp	4,250	820,505
Newmont Corp	22,158	946,590
		2,447,493
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	6,317	738,899
TOTAL MATERIALS		11,249,424

Real Estate - 2.2%
Health Care REITs - 0.3%
Welltower Inc	9,634	1,314,848
Office REITs - 0.3%
SL Green Realty Corp	9,138	615,810
Vornado Realty Trust	17,072	738,535
		1,354,345
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	7,469	1,081,063
Jones Lang LaSalle Inc (b)	2,793	789,860
		1,870,923
Residential REITs - 0.3%
Equity Residential	12,077	852,999
Essex Property Trust Inc	2,824	803,625
		1,656,624
Retail REITs - 0.1%
Simon Property Group Inc	6,392	1,111,313
Specialized REITs - 0.8%
Digital Realty Trust Inc	6,209	1,017,408
Extra Space Storage Inc	5,742	884,268
Iron Mountain Inc	7,688	780,870
Public Storage Operating Co	3,286	980,805
		3,663,351
TOTAL REAL ESTATE		10,971,404

Utilities - 2.3%
Electric Utilities - 1.7%
American Electric Power Co Inc	13,728	1,350,286
Constellation Energy Corp	6,098	1,829,278
Duke Energy Corp	14,396	1,612,208
NextEra Energy Inc	28,714	2,054,775
NRG Energy Inc	11,889	1,217,909
		8,064,456
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	10,213	1,716,090
Multi-Utilities - 0.2%
Public Service Enterprise Group Inc	14,430	1,205,482
TOTAL UTILITIES		10,986,028

TOTAL UNITED STATES		483,232,763
TOTAL COMMON STOCKS (Cost $415,974,258)		484,192,139

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $21,949)	4.46	22,000	21,955

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	181,390	181,426
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	580,942	581,000
TOTAL MONEY MARKET FUNDS (Cost $762,426)			762,426

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $416,758,633)	484,976,520
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(418,242)
NET ASSETS - 100.0%	484,558,278

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	11	Mar 2025	333,699	7,509	7,509

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,955.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	244,389	4,943,511	5,006,474	8,792	-	-	181,426	181,390	0.0%
Fidelity Securities Lending Cash Central Fund	-	18,690,168	18,109,168	432	-	-	581,000	580,942	0.0%
Total	244,389	23,633,679	23,115,642	9,224	-	-	762,426	762,332

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	45,038,019	45,038,019	-	-
Consumer Discretionary	55,582,485	55,582,485	-	-
Consumer Staples	25,703,708	25,703,708	-	-
Energy	15,587,142	15,587,142	-	-
Financials	72,153,965	72,153,965	-	-
Health Care	49,218,148	49,218,148	-	-
Industrials	42,587,587	42,587,587	-	-
Information Technology	145,114,229	145,114,229	-	-
Materials	11,249,424	11,249,424	-	-
Real Estate	10,971,404	10,971,404	-	-
Utilities	10,986,028	10,986,028	-	-

U.S. Treasury Obligations	21,955	-	21,955	-

Money Market Funds	762,426	762,426	-	-
Total Investments in Securities:	484,976,520	484,954,565	21,955	-
Derivative Instruments:

Assets
Futures Contracts	7,509	7,509	-	-
Total Assets	7,509	7,509	-	-
Total Derivative Instruments:	7,509	7,509	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,509	0
Total Equity Risk	7,509	0
Total Value of Derivatives	7,509	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Momentum Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $557,939) - See accompanying schedule:
Unaffiliated issuers (cost $415,996,207)	$484,214,094
Fidelity Central Funds (cost $762,426)	762,426

Total Investment in Securities (cost $416,758,633)		$484,976,520
Segregated cash with brokers for derivative instruments		16,401
Cash		45,326
Dividends receivable		156,332
Distributions receivable from Fidelity Central Funds		1,287
Other receivables		4
Total assets		485,195,870
Liabilities
Accrued management fee	$54,832
Payable for daily variation margin on futures contracts	1,760
Collateral on securities loaned	581,000
Total liabilities		637,592
Net Assets		$484,558,278
Net Assets consist of:
Paid in capital		$434,656,597
Total accumulated earnings (loss)		49,901,681
Net Assets		$484,558,278
Net Asset Value, offering price and redemption price per share ($484,558,278 ÷ 6,700,000 shares)		$72.32
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$1,693,021
Interest		1,042
Income from Fidelity Central Funds (including $432 from security lending)		9,224
Total income		1,703,287
Expenses
Management fee	$250,568
Independent trustees' fees and expenses	379
Miscellaneous	443
Total expenses before reductions	251,390
Expense reductions	(475)
Total expenses after reductions		250,915
Net Investment income (loss)		1,452,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,205,940)
Redemptions in-kind	23,756,595
Futures contracts	13,399
Total net realized gain (loss)		17,564,054
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	27,756,213
Futures contracts	2,843
Total change in net unrealized appreciation (depreciation)		27,759,056
Net gain (loss)		45,323,110
Net increase (decrease) in net assets resulting from operations		$46,775,482
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,452,372	$1,329,474
Net realized gain (loss)	17,564,054	23,834,255
Change in net unrealized appreciation (depreciation)	27,759,056	20,361,755
Net increase (decrease) in net assets resulting from operations	46,775,482	45,525,484
Distributions to shareholders	(2,218,500)	(1,236,100)

Share transactions
Proceeds from sales of shares	292,226,679	146,020,437
Cost of shares redeemed	(73,146,615)	(122,219,404)

Net increase (decrease) in net assets resulting from share transactions	219,080,064	23,801,033
Total increase (decrease) in net assets	263,637,046	68,090,417

Net Assets
Beginning of period	220,921,232	152,830,815
End of period	$484,558,278	$220,921,232

Other Information
Shares
Sold	4,250,000	2,550,000
Redeemed	(1,050,000)	(2,150,000)
Net increase (decrease)	3,200,000	400,000

Financial Highlights
Fidelity® Momentum Factor ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$63.12	$49.30	$45.78	$49.77	$39.26	$35.80
Income from Investment Operations
Net investment income (loss) A,B	.30	.41	.53	.43	.25	.42
Net realized and unrealized gain (loss)	9.33	13.80	3.53	(4.01)	10.54	3.47
Total from investment operations	9.63	14.21	4.06	(3.58)	10.79	3.89
Distributions from net investment income	(.43)	(.39)	(.54)	(.41)	(.28)	(.43)
Total distributions	(.43)	(.39)	(.54)	(.41)	(.28)	(.43)
Net asset value, end of period	$72.32	$63.12	$49.30	$45.78	$49.77	$39.26
Total Return C,D,E	15.30%	28.94%	9.02%	(7.20)%	27.58%	11.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H,I	.18%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H,I	.18%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.15% H,I	.18%	.29%	.29%	.29%	.29%
Net investment income (loss)	.87% H,I	.75%	1.19%	.88%	.55%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$484,558	$220,921	$152,831	$116,748	$156,764	$88,329
Portfolio turnover rate J,K	120 % H	119%	137%	123%	128%	138%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Quality Factor ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
IRELAND - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Accenture PLC Class A	31,946	12,297,612
UNITED STATES - 98.7%
Communication Services - 10.0%
Diversified Telecommunication Services - 1.1%
AT&T Inc	271,542	6,443,692
Verizon Communications Inc	145,143	5,717,182
		12,160,874
Entertainment - 1.1%
Netflix Inc (b)	12,580	12,287,641
Interactive Media & Services - 7.4%
Alphabet Inc Class A	229,329	46,787,703
Meta Platforms Inc Class A	48,560	33,466,580
		80,254,283
Media - 0.4%
Trade Desk Inc (The) Class A (b)	37,504	4,450,975
TOTAL COMMUNICATION SERVICES		109,153,773

Consumer Discretionary - 10.3%
Hotels, Restaurants & Leisure - 4.3%
Airbnb Inc Class A (b)	61,107	8,015,405
Booking Holdings Inc	2,602	12,327,131
Domino's Pizza Inc	17,265	7,754,057
McDonald's Corp	40,618	11,726,417
Yum! Brands Inc	58,163	7,590,271
		47,413,281
Household Durables - 0.9%
Garmin Ltd	44,386	9,580,718
Specialty Retail - 5.1%
AutoZone Inc (b)	2,589	8,673,694
Home Depot Inc/The	39,394	16,229,541
Lowe's Cos Inc	40,655	10,571,926
O'Reilly Automotive Inc (b)	7,407	9,587,769
Williams-Sonoma Inc	51,336	10,850,890
		55,913,820
TOTAL CONSUMER DISCRETIONARY		112,907,819

Consumer Staples - 5.1%
Beverages - 0.9%
Coca-Cola Co/The	114,181	7,248,210
Monster Beverage Corp (b)	63,293	3,083,002
		10,331,212
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp	11,900	11,660,572
Food Products - 0.5%
Hershey Co/The	15,596	2,327,702
Mondelez International Inc	63,645	3,690,774
		6,018,476
Household Products - 1.6%
Colgate-Palmolive Co	41,340	3,584,178
Kimberly-Clark Corp	24,943	3,241,842
Procter & Gamble Co/The	62,117	10,310,801
		17,136,821
Tobacco - 1.0%
Altria Group Inc	84,650	4,421,269
Philip Morris International Inc	52,389	6,821,048
		11,242,317
TOTAL CONSUMER STAPLES		56,389,398

Energy - 3.5%
Energy Equipment & Services - 0.1%
Cactus Inc Class A (c)	29,374	1,753,921
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream Corp	130,718	2,096,716
Cheniere Energy Inc	14,224	3,181,198
Chevron Corp	45,429	6,777,553
ConocoPhillips	39,272	3,881,252
EOG Resources Inc	25,544	3,213,180
Exxon Mobil Corp	103,939	11,103,803
Texas Pacific Land Corp (c)	2,483	3,220,873
Williams Cos Inc/The	64,560	3,578,561
		37,053,136
TOTAL ENERGY		38,807,057

Financials - 14.4%
Banks - 2.2%
Commerce Bancshares Inc/MO	111,784	7,467,171
Cullen/Frost Bankers Inc	59,345	8,272,693
East West Bancorp Inc	81,407	8,382,479
		24,122,343
Capital Markets - 5.2%
Ameriprise Financial Inc	17,607	9,566,940
Blackstone Inc	61,921	10,966,829
CME Group Inc Class A	40,468	9,571,491
Moody's Corp	17,310	8,645,306
MSCI Inc	13,511	8,062,959
S&P Global Inc	19,689	10,266,042
		57,079,567
Financial Services - 4.8%
Corpay Inc (b)	24,353	9,266,073
Jackson Financial Inc	78,408	7,389,170
Mastercard Inc Class A	30,445	16,910,066
Visa Inc Class A	55,848	19,088,847
		52,654,156
Insurance - 2.2%
Arch Capital Group Ltd	74,787	6,960,426
Kinsale Capital Group Inc	15,061	6,656,057
Progressive Corp/The	42,011	10,353,191
		23,969,674
TOTAL FINANCIALS		157,825,740

Health Care - 11.0%
Biotechnology - 3.2%
AbbVie Inc	74,177	13,641,150
Gilead Sciences Inc	121,756	11,834,683
Vertex Pharmaceuticals Inc (b)	19,795	9,138,956
		34,614,789
Health Care Equipment & Supplies - 0.6%
IDEXX Laboratories Inc (b)	17,170	7,246,599
Health Care Technology - 0.9%
Veeva Systems Inc Class A (b)	42,152	9,832,376
Life Sciences Tools & Services - 1.3%
Medpace Holdings Inc (b)	19,735	6,890,475
Mettler-Toledo International Inc (b)	5,321	7,260,185
		14,150,660
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co	194,308	11,454,457
Eli Lilly & Co	24,764	20,085,585
Johnson & Johnson	93,944	14,293,580
Zoetis Inc Class A	49,740	8,500,565
		54,334,187
TOTAL HEALTH CARE		120,178,611

Industrials - 9.1%
Aerospace & Defense - 1.0%
Lockheed Martin Corp	11,296	5,229,483
TransDigm Group Inc	4,165	5,636,661
		10,866,144
Commercial Services & Supplies - 1.0%
Cintas Corp	27,184	5,452,295
Copart Inc (b)	91,533	5,302,507
		10,754,802
Electrical Equipment - 0.9%
AMETEK Inc	28,937	5,340,613
NEXTracker Inc Class A (b)(c)	85,154	4,293,464
		9,634,077
Ground Transportation - 1.5%
CSX Corp	150,216	4,937,600
Old Dominion Freight Line Inc	22,600	4,194,786
Union Pacific Corp	27,957	6,927,465
		16,059,851
Industrial Conglomerates - 0.5%
3M Co	41,614	6,333,651
Machinery - 1.7%
Caterpillar Inc	21,393	7,946,217
Illinois Tool Works Inc	21,380	5,540,841
Otis Worldwide Corp	49,103	4,685,408
		18,172,466
Professional Services - 1.6%
Automatic Data Processing Inc	22,950	6,954,080
Paychex Inc	36,983	5,461,280
Verisk Analytics Inc	17,653	5,074,177
		17,489,537
Trading Companies & Distributors - 0.9%
Fastenal Co	68,829	5,041,036
WW Grainger Inc	4,978	5,289,971
		10,331,007
TOTAL INDUSTRIALS		99,641,535

Information Technology - 28.0%
Semiconductors & Semiconductor Equipment - 11.9%
Applied Materials Inc	49,028	8,842,200
Broadcom Inc	129,921	28,747,620
KLA Corp	11,119	8,208,490
Lam Research Corp	102,866	8,337,289
NVIDIA Corp	546,837	65,658,719
QUALCOMM Inc	61,135	10,572,076
		130,366,394
Software - 9.3%
Adobe Inc (b)	20,582	9,003,596
Fair Isaac Corp (b)	4,534	8,494,721
Microsoft Corp	162,867	67,599,577
Palo Alto Networks Inc (b)	53,296	9,828,848
Qualys Inc (b)	46,868	6,533,868
		101,460,610
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	315,414	74,437,704
TOTAL INFORMATION TECHNOLOGY		306,264,708

Materials - 2.3%
Chemicals - 1.3%
CF Industries Holdings Inc	21,550	1,987,126
Ecolab Inc	10,700	2,677,033
Linde PLC	12,540	5,594,345
Sherwin-Williams Co/The	8,508	3,047,225
		13,305,729
Construction Materials - 0.3%
Eagle Materials Inc (c)	5,874	1,508,091
Martin Marietta Materials Inc	3,545	1,928,905
		3,436,996
Containers & Packaging - 0.1%
Avery Dennison Corp	7,945	1,475,624
Metals & Mining - 0.6%
Freeport-McMoRan Inc	59,654	2,138,597
Nucor Corp	13,480	1,731,236
Reliance Inc (c)	5,730	1,658,835
Royal Gold Inc	11,181	1,563,327
		7,091,995
TOTAL MATERIALS		25,310,344

Real Estate - 2.3%
Industrial REITs - 0.3%
Prologis Inc	28,295	3,374,179
Residential REITs - 0.5%
AvalonBay Communities Inc	8,763	1,941,092
Equity Residential	24,765	1,749,152
Essex Property Trust Inc	5,707	1,624,041
		5,314,285
Retail REITs - 0.4%
Realty Income Corp	39,117	2,137,353
Simon Property Group Inc	14,724	2,559,915
		4,697,268
Specialized REITs - 1.1%
American Tower Corp	14,826	2,742,069
Extra Space Storage Inc	12,125	1,867,250
Gaming and Leisure Properties Inc	31,170	1,508,316
Public Storage Operating Co	7,359	2,196,514
SBA Communications Corp Class A	7,707	1,522,595
VICI Properties Inc	61,117	1,819,453
		11,656,197
TOTAL REAL ESTATE		25,041,929

Utilities - 2.7%
Electric Utilities - 1.5%
Constellation Energy Corp	17,326	5,197,454
NextEra Energy Inc	65,860	4,712,942
NRG Energy Inc	30,876	3,162,937
Southern Co/The	44,150	3,706,393
		16,779,726
Gas Utilities - 0.5%
National Fuel Gas Co (c)	35,027	2,452,940
UGI Corp	83,024	2,551,328
		5,004,268
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	32,329	5,432,242
Multi-Utilities - 0.2%
WEC Energy Group Inc	28,421	2,821,068
TOTAL UTILITIES		30,037,304

TOTAL UNITED STATES		1,081,558,218
TOTAL COMMON STOCKS (Cost $904,338,558)		1,093,855,830

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $104,755)	4.46	105,000	104,789

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	1,563,683	1,563,996
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	3,928,632	3,929,025
TOTAL MONEY MARKET FUNDS (Cost $5,493,021)			5,493,021

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $909,936,334)	1,099,453,640
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(3,221,321)
NET ASSETS - 100.0%	1,096,232,319

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	77	Mar 2025	2,335,891	23,474	23,474

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $104,789.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	778,106	10,252,247	9,466,357	48,750	-	-	1,563,996	1,563,683	0.0%
Fidelity Securities Lending Cash Central Fund	3,951,125	42,723,994	42,746,094	1,629	-	-	3,929,025	3,928,632	0.0%
Total	4,729,231	52,976,241	52,212,451	50,379	-	-	5,493,021	5,492,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	109,153,773	109,153,773	-	-
Consumer Discretionary	112,907,819	112,907,819	-	-
Consumer Staples	56,389,398	56,389,398	-	-
Energy	38,807,057	38,807,057	-	-
Financials	157,825,740	157,825,740	-	-
Health Care	120,178,611	120,178,611	-	-
Industrials	99,641,535	99,641,535	-	-
Information Technology	318,562,320	318,562,320	-	-
Materials	25,310,344	25,310,344	-	-
Real Estate	25,041,929	25,041,929	-	-
Utilities	30,037,304	30,037,304	-	-

U.S. Treasury Obligations	104,789	-	104,789	-

Money Market Funds	5,493,021	5,493,021	-	-
Total Investments in Securities:	1,099,453,640	1,099,348,851	104,789	-
Derivative Instruments:

Assets
Futures Contracts	23,474	23,474	-	-
Total Assets	23,474	23,474	-	-
Total Derivative Instruments:	23,474	23,474	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	23,474	0
Total Equity Risk	23,474	0
Total Value of Derivatives	23,474	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Quality Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,840,217) - See accompanying schedule:
Unaffiliated issuers (cost $904,443,313)	$1,093,960,619
Fidelity Central Funds (cost $5,493,021)	5,493,021

Total Investment in Securities (cost $909,936,334)		$1,099,453,640
Segregated cash with brokers for derivative instruments		14,049
Cash		37,114
Dividends receivable		799,759
Distributions receivable from Fidelity Central Funds		4,589
Other receivables		11
Total assets		1,100,309,162
Liabilities
Accrued management fee	$135,498
Payable for daily variation margin on futures contracts	12,320
Collateral on securities loaned	3,929,025
Total liabilities		4,076,843
Net Assets		$1,096,232,319
Net Assets consist of:
Paid in capital		$902,944,927
Total accumulated earnings (loss)		193,287,392
Net Assets		$1,096,232,319
Net Asset Value, offering price and redemption price per share ($1,096,232,319 ÷ 16,300,000 shares)		$67.25
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$7,952,902
Interest		3,576
Income from Fidelity Central Funds (including $1,629 from security lending)		50,379
Total income		8,006,857
Expenses
Management fee	$800,759
Independent trustees' fees and expenses	1,495
Miscellaneous	4,543
Total expenses before reductions	806,797
Expense reductions	(523)
Total expenses after reductions		806,274
Net Investment income (loss)		7,200,583
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,234,088)
Redemptions in-kind	39,167,753
Futures contracts	205,932
Total net realized gain (loss)		34,139,597
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	50,846,485
Futures contracts	16,731
Total change in net unrealized appreciation (depreciation)		50,863,216
Net gain (loss)		85,002,813
Net increase (decrease) in net assets resulting from operations		$92,203,396
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,200,583	$8,105,374
Net realized gain (loss)	34,139,597	16,518,412
Change in net unrealized appreciation (depreciation)	50,863,216	110,505,684
Net increase (decrease) in net assets resulting from operations	92,203,396	135,129,470
Distributions to shareholders	(7,225,100)	(7,699,650)

Share transactions
Proceeds from sales of shares	156,211,564	650,190,885
Cost of shares redeemed	(173,508,492)	(75,912,293)

Net increase (decrease) in net assets resulting from share transactions	(17,296,928)	574,278,592
Total increase (decrease) in net assets	67,681,368	701,708,412

Net Assets
Beginning of period	1,028,550,951	326,842,539
End of period	$1,096,232,319	$1,028,550,951

Other Information
Shares
Sold	2,500,000	11,550,000
Redeemed	(2,750,000)	(1,250,000)
Net increase (decrease)	(250,000)	10,300,000

Financial Highlights
Fidelity® Quality Factor ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$62.15	$52.29	$48.06	$51.19	$38.19	$35.28
Income from Investment Operations
Net investment income (loss) A,B	.44	.73	.72	.67	.62	.62
Net realized and unrealized gain (loss)	5.10	9.83	4.20	(3.10)	13.00	2.90
Total from investment operations	5.54	10.56	4.92	(2.43)	13.62	3.52
Distributions from net investment income	(.44)	(.70)	(.69)	(.70)	(.62)	(.61)
Total distributions	(.44)	(.70)	(.69)	(.70)	(.62)	(.61)
Net asset value, end of period	$67.25	$62.15	$52.29	$48.06	$51.19	$38.19
Total Return C,D,E	8.95%	20.34%	10.46%	(4.79)%	36.00%	10.26%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.15% H,I	.18%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H,I	.18%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.15% H,I	.18%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.35% H,I	1.30%	1.54%	1.33%	1.39%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,096,232	$1,028,551	$326,843	$266,714	$245,721	$147,022
Portfolio turnover rate J,K	32 % H	34%	43%	38%	35%	41%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CBased on net asset value.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small-Mid Multifactor ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	101,244	722,882
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	9,249	2,151,133
TOTAL BERMUDA		2,874,015
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	15,410	645,987
IRELAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	41,888	497,211
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	15,688	747,063
PUERTO RICO - 0.4%
Financials - 0.4%
Banks - 0.4%
First BanCorp/Puerto Rico	50,120	1,040,491
Ofg Bancorp	20,005	854,413
Popular Inc	15,207	1,565,409

TOTAL PUERTO RICO		3,460,313
SWEDEN - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	15,145	1,463,916
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	54,294	790,520
TOTAL SWEDEN		2,254,436
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	7,287	1,575,522
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	80,688	2,424,674
UNITED STATES - 97.9%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.1%
GCI Liberty Inc Class A (b)(c)	869	0
IDT Corp Class B	22,322	1,053,152
		1,053,152
Entertainment - 0.9%
Live Nation Entertainment Inc (b)	25,672	3,714,225
Madison Square Garden Entertainment Corp Class A (b)	24,632	895,127
Playtika Holding Corp	109,068	782,017
Warner Music Group Corp Class A	43,216	1,374,269
		6,765,638
Interactive Media & Services - 0.6%
Match Group Inc	52,518	1,874,893
Shutterstock Inc	21,010	620,214
Yelp Inc Class A (b)	29,205	1,166,448
Ziff Davis Inc (b)	22,040	1,187,736
		4,849,291
Media - 1.2%
AMC Networks Inc Class A (b)(d)	74,459	717,040
New York Times Co/The Class A	34,366	1,866,074
News Corp Class A	89,545	2,518,006
Nexstar Media Group Inc	7,973	1,221,623
Scholastic Corp	27,347	530,805
Sirius XM Holdings Inc	30,891	741,693
TEGNA Inc	68,082	1,240,454
		8,835,695
Wireless Telecommunication Services - 0.4%
Spok Holdings Inc	53,408	858,801
Telephone and Data Systems Inc	47,052	1,663,288
United States Cellular Corp (b)	15,118	949,410
		3,471,499
Consumer Discretionary - 12.7%
Automobile Components - 0.9%
BorgWarner Inc	46,296	1,476,842
Dorman Products Inc (b)	9,709	1,274,598
Gentex Corp	49,331	1,278,660
Patrick Industries Inc	11,242	1,092,048
Phinia Inc	19,711	1,003,093
Standard Motor Products Inc	21,032	652,412
		6,777,653
Automobiles - 0.1%
Harley-Davidson Inc	31,956	864,729
Broadline Retail - 0.3%
Dillard's Inc Class A (d)	2,007	939,497
Ollie's Bargain Outlet Holdings Inc (b)	13,932	1,553,557
		2,493,054
Diversified Consumer Services - 2.6%
ADT Inc	120,145	922,714
Adtalem Global Education Inc (b)	12,671	1,357,444
Bright Horizons Family Solutions Inc (b)	12,430	1,523,918
Carriage Services Inc	20,854	853,971
Duolingo Inc Class A (b)	8,350	3,039,318
Frontdoor Inc (b)	23,555	1,410,473
Graham Holdings Co Class B	1,253	1,163,811
Grand Canyon Education Inc (b)	7,660	1,345,402
H&R Block Inc	28,138	1,556,313
Perdoceo Education Corp	33,056	951,352
Service Corp International/US	26,521	2,071,821
Strategic Education Inc	9,123	896,152
Stride Inc (b)	13,231	1,784,862
Universal Technical Institute Inc (b)	38,046	1,043,602
		19,921,153
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp	18,958	1,453,131
Choice Hotels International Inc (d)	7,883	1,161,402
Churchill Downs Inc	12,727	1,572,803
Monarch Casino & Resort Inc	9,969	850,754
Planet Fitness Inc Class A (b)	19,314	2,089,002
Texas Roadhouse Inc	11,860	2,147,847
Travel + Leisure Co	22,726	1,235,385
Vail Resorts Inc	8,204	1,395,664
Wendy's Co/The	56,750	841,603
Wingstop Inc	5,289	1,575,593
Wyndham Hotels & Resorts Inc	18,205	1,911,889
		16,235,073
Household Durables - 2.4%
Cavco Industries Inc (b)	2,505	1,274,143
Ethan Allen Interiors Inc	22,509	698,229
Installed Building Products Inc	5,518	1,097,199
KB Home	16,596	1,113,592
La-Z-Boy Inc	19,696	929,651
M/I Homes Inc (b)	7,297	917,963
Meritage Homes Corp	15,382	1,197,796
Mohawk Industries Inc (b)	10,489	1,282,805
SharkNinja Inc	14,110	1,577,639
Taylor Morrison Home Corp (b)	22,665	1,460,986
Tempur Sealy International Inc	33,564	2,119,231
Toll Brothers Inc	17,451	2,370,020
TopBuild Corp (b)	5,304	1,817,575
Tri Pointe Homes Inc (b)	25,855	953,015
		18,809,844
Leisure Products - 0.1%
Acushnet Holdings Corp (d)	12,276	801,868
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (b)	10,676	1,274,501
Academy Sports & Outdoors Inc	21,183	1,108,083
American Eagle Outfitters Inc	52,441	846,398
Asbury Automotive Group Inc (b)	4,843	1,436,821
AutoNation Inc (b)	6,409	1,208,417
Buckle Inc/The	18,778	894,021
Dick's Sporting Goods Inc	10,238	2,457,632
Group 1 Automotive Inc	3,366	1,536,545
Murphy USA Inc	3,561	1,790,863
Penske Automotive Group Inc	6,013	995,933
Sally Beauty Holdings Inc (b)	70,220	763,291
Shoe Carnival Inc	17,586	475,877
Upbound Group Inc	23,022	675,465
Urban Outfitters Inc (b)	20,978	1,162,601
Valvoline Inc (b)	29,383	1,090,403
Winmark Corp	1,964	765,155
		18,482,006
Textiles, Apparel & Luxury Goods - 1.8%
Columbia Sportswear Co	12,067	1,065,516
Crocs Inc (b)	12,258	1,251,174
G-III Apparel Group Ltd (b)	28,058	875,970
Kontoor Brands Inc	14,742	1,354,053
Levi Strauss & Co Class A	47,153	897,322
Ralph Lauren Corp Class A	8,434	2,105,970
Skechers USA Inc Class A (b)	26,212	1,974,812
Steven Madden Ltd	22,994	943,904
Tapestry Inc	44,342	3,234,305
		13,703,026
TOTAL CONSUMER DISCRETIONARY		98,088,406

Consumer Staples - 3.9%
Beverages - 0.5%
Coca-Cola Consolidated Inc	1,023	1,399,075
Molson Coors Beverage Co Class B	33,151	1,815,017
National Beverage Corp	14,476	608,716
		3,822,808
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc	78,330	1,570,517
Andersons Inc/The	14,449	588,797
BJ's Wholesale Club Holdings Inc (b)	22,890	2,267,255
Casey's General Stores Inc	6,079	2,563,940
Ingles Markets Inc Class A	8,776	581,146
Sprouts Farmers Market Inc (b)	18,051	2,858,195
		10,429,850
Food Products - 1.5%
Cal-Maine Foods Inc	12,787	1,379,717
Flowers Foods Inc	49,065	959,221
Hormel Foods Corp	53,441	1,602,161
Ingredion Inc	12,716	1,734,971
John B Sanfilippo & Son Inc	6,597	477,226
Lancaster Colony Corp	5,473	923,514
Pilgrim's Pride Corp (b)	18,164	845,353
Post Holdings Inc (b)	11,405	1,210,755
The Campbell's Company	36,065	1,398,240
WK Kellogg Co (d)	40,459	671,215
		11,202,373
Household Products - 0.2%
Reynolds Consumer Products Inc	26,966	744,531
WD-40 Co	3,869	909,022
		1,653,553
Personal Care Products - 0.3%
BellRing Brands Inc (b)	27,051	2,092,395
Tobacco - 0.1%
Turning Point Brands Inc	16,817	1,071,916
TOTAL CONSUMER STAPLES		30,272,895

Energy - 3.8%
Energy Equipment & Services - 0.6%
Archrock Inc	55,642	1,562,984
Kodiak Gas Services Inc	29,391	1,374,911
Liberty Energy Inc Class A	52,069	953,383
Weatherford International PLC	15,903	1,001,094
		4,892,372
Oil, Gas & Consumable Fuels - 3.2%
Berry Corp	124,369	542,249
Chord Energy Corp	12,707	1,428,902
Civitas Resources Inc	23,177	1,176,465
CNX Resources Corp (b)(d)	47,913	1,311,858
Core Natural Resources Inc	11,118	1,004,400
Dorian LPG Ltd	23,330	560,853
DT Midstream Inc	22,413	2,265,506
Expand Energy Corp	24,106	2,449,170
FutureFuel Corp	142,017	775,413
Gulfport Energy Corp (b)	6,488	1,158,173
HF Sinclair Corp	34,168	1,232,781
International Seaways Inc (d)	18,820	733,039
Magnolia Oil & Gas Corp Class A	54,016	1,280,179
PBF Energy Inc Class A	32,555	952,559
Peabody Energy Corp	46,285	840,073
REX American Resources Corp (b)	17,921	747,664
Texas Pacific Land Corp	3,219	4,175,590
VAALCO Energy Inc (d)	124,747	511,463
World Kinect Corp	35,467	1,002,652
		24,148,989
TOTAL ENERGY		29,041,361

Financials - 17.3%
Banks - 5.3%
1st Source Corp	12,144	761,672
Amalgamated Financial Corp	22,939	801,489
Associated Banc-Corp	46,171	1,160,739
Axos Financial Inc (b)	15,132	1,058,181
Bank OZK	26,920	1,367,267
Cathay General Bancorp	23,719	1,126,415
Central Pacific Financial Corp	27,442	820,241
City Holding Co	7,173	847,346
Comerica Inc	28,137	1,894,183
Commerce Bancshares Inc/MO	25,773	1,721,636
Community Trust Bancorp Inc	14,589	780,657
CrossFirst Bankshares Inc (b)	40,899	664,200
Customers Bancorp Inc (b)	13,685	779,771
East West Bancorp Inc	24,756	2,549,126
First Financial Corp/IN	15,683	755,764
First Horizon Corp	106,635	2,334,240
Fulton Financial Corp	55,615	1,131,209
Independent Bank Corp/MI	21,196	771,534
International Bancshares Corp	16,360	1,077,960
Metropolitan Bank Holding Corp (b)	14,253	914,045
Midland States Bancorp Inc	30,178	581,228
Pathward Financial Inc	12,655	1,008,983
Peoples Bancorp Inc/OH	23,696	773,674
Preferred Bank/Los Angeles CA	9,132	834,300
QCR Holdings Inc	10,580	822,701
Synovus Financial Corp	32,067	1,809,220
UMB Financial Corp	11,783	1,389,216
Univest Financial Corp	26,829	815,333
Webster Financial Corp	34,650	2,087,316
WesBanco Inc	27,692	970,328
Westamerica BanCorp	15,426	798,450
Western Alliance Bancorp	21,685	1,905,461
Wintrust Financial Corp	13,548	1,772,214
Zions Bancorp NA	30,975	1,792,214
		40,678,313
Capital Markets - 4.0%
Affiliated Managers Group Inc	7,396	1,390,004
Artisan Partners Asset Management Inc Class A	23,348	1,043,422
BGC Group Inc Class A	116,594	1,112,307
Blue Owl Capital Inc Class A	91,611	2,382,802
Evercore Inc Class A	6,998	2,038,307
Federated Hermes Inc Class B	28,581	1,136,666
Hamilton Lane Inc Class A	9,174	1,460,317
Houlihan Lokey Inc Class A	10,682	1,941,133
Interactive Brokers Group Inc Class A	18,539	4,031,121
Morningstar Inc	5,216	1,714,186
Piper Sandler Cos	4,284	1,358,628
PJT Partners Inc Class A	7,604	1,254,432
SEI Investments Co	21,627	1,872,466
Stifel Financial Corp	19,884	2,303,561
StoneX Group Inc (b)	10,921	1,196,068
Tradeweb Markets Inc Class A	20,074	2,547,391
Victory Capital Holdings Inc Class A	16,715	1,106,199
Virtu Financial Inc Class A	33,718	1,350,743
		31,239,753
Consumer Finance - 1.1%
Ally Financial Inc	48,635	1,895,306
Bread Financial Holdings Inc	18,326	1,160,586
Enova International Inc (b)	10,709	1,202,835
FirstCash Holdings Inc	10,167	1,109,728
OneMain Holdings Inc	27,569	1,531,182
SLM Corp	55,339	1,544,511
		8,444,148
Financial Services - 2.3%
Cass Information Systems Inc (d)	16,629	684,949
Corebridge Financial Inc	50,965	1,720,578
Enact Holdings Inc	22,463	758,800
Equitable Holdings Inc	52,828	2,874,901
Essent Group Ltd	23,397	1,362,875
Euronet Worldwide Inc (b)	11,756	1,157,966
Jackson Financial Inc	15,677	1,477,400
MGIC Investment Corp	58,511	1,494,371
Mr Cooper Group Inc (b)	15,142	1,571,891
NMI Holdings Inc (b)	26,276	1,014,779
Radian Group Inc	36,069	1,227,067
Voya Financial Inc	21,266	1,509,673
Western Union Co/The	95,275	983,238
		17,838,488
Insurance - 4.6%
American Financial Group Inc/OH	12,822	1,750,972
Assurant Inc	10,014	2,154,913
Axis Capital Holdings Ltd	17,876	1,627,074
CNO Financial Group Inc	31,557	1,260,387
Employers Holdings Inc	16,651	818,562
Enstar Group Ltd (b)	3,479	1,137,598
Erie Indemnity Co Class A	4,505	1,815,290
Genworth Financial Inc Class A (b)	146,395	1,058,436
Globe Life Inc	17,033	2,079,559
Hanover Insurance Group Inc/The	9,005	1,378,575
HCI Group Inc (d)	7,661	934,106
Horace Mann Educators Corp	23,225	897,182
Kinsale Capital Group Inc	4,138	1,828,748
Loews Corp	30,128	2,574,438
Mercury General Corp (d)	13,494	672,540
Old Republic International Corp	49,034	1,793,664
Palomar Hldgs Inc (b)	10,013	1,080,102
Primerica Inc	6,750	1,958,648
Reinsurance Group of America Inc	10,880	2,479,117
RLI Corp	18,468	1,354,628
Selective Insurance Group Inc	14,535	1,222,830
Skyward Specialty Insurance Group Inc (b)	20,661	914,869
Universal Insurance Holdings Inc	35,292	682,546
Unum Group	32,959	2,513,124
		35,987,908
TOTAL FINANCIALS		134,188,610

Health Care - 12.7%
Biotechnology - 3.9%
ADMA Biologics Inc (b)	79,934	1,290,934
Alkermes PLC (b)	45,414	1,431,903
Arcellx Inc (b)(d)	15,422	1,050,701
Blueprint Medicines Corp (b)	14,228	1,601,077
Catalyst Pharmaceuticals Inc (b)	52,529	1,185,054
Crinetics Pharmaceuticals Inc (b)	21,015	846,905
Exelixis Inc (b)	63,093	2,091,533
Halozyme Therapeutics Inc (b)	27,650	1,566,096
Incyte Corp (b)	29,906	2,217,829
Krystal Biotech Inc (b)(d)	6,372	1,017,863
Kura Oncology Inc (b)	41,550	328,660
Natera Inc (b)	20,698	3,661,890
Neurocrine Biosciences Inc (b)	16,796	2,549,969
Sarepta Therapeutics Inc (b)	16,289	1,852,385
Twist Bioscience Corp (b)	19,499	1,021,163
United Therapeutics Corp (b)	7,525	2,642,554
Vanda Pharmaceuticals Inc (b)	122,125	538,571
Vaxcyte Inc (b)	20,712	1,829,284
Vericel Corp (b)	19,722	1,154,526
		29,878,897
Health Care Equipment & Supplies - 2.8%
Glaukos Corp (b)	11,760	1,839,734
Globus Medical Inc Class A (b)	23,310	2,161,304
Haemonetics Corp (b)	13,514	933,142
Integer Holdings Corp (b)	9,793	1,392,760
Lantheus Holdings Inc (b)	15,261	1,411,795
LeMaitre Vascular Inc	10,085	977,539
Masimo Corp (b)	11,607	2,022,288
Merit Medical Systems Inc (b)	15,107	1,644,850
OraSure Technologies Inc (b)	153,071	615,345
PROCEPT BioRobotics Corp (b)	16,035	1,162,538
Semler Scientific Inc (b)(d)	22,219	1,154,499
Solventum Corp	28,438	2,106,119
STAAR Surgical Co (b)(d)	22,500	544,275
Teleflex Inc	8,608	1,551,506
UFP Technologies Inc (b)	2,858	784,978
Utah Medical Products Inc	10,435	638,935
Zynex Inc (b)(d)	80,168	628,517
		21,570,124
Health Care Providers & Services - 3.2%
Addus HomeCare Corp (b)	7,581	948,838
Amedisys Inc (b)	10,782	997,335
AMN Healthcare Services Inc (b)	14,489	398,737
Astrana Health Inc (b)	17,921	660,747
Chemed Corp	2,989	1,679,818
Concentra Group Holdings Parent Inc	20,553	479,090
CorVel Corp (b)	9,792	1,134,403
DaVita Inc (b)	11,153	1,965,159
Encompass Health Corp	19,609	1,946,585
Ensign Group Inc/The	11,738	1,639,329
Henry Schein Inc (b)	24,897	1,991,760
Hims & Hers Health Inc Class A (b)(d)	53,549	1,996,307
National HealthCare Corp	6,639	681,626
Premier Inc Class A (d)	44,191	1,001,368
RadNet Inc (b)	19,513	1,277,516
Select Medical Holdings Corp	29,725	584,691
Tenet Healthcare Corp (b)	16,570	2,334,548
Universal Health Services Inc Class B	10,434	1,967,435
US Physical Therapy Inc	8,638	766,277
		24,451,569
Health Care Technology - 0.4%
Doximity Inc Class A (b)	38,916	2,299,936
HealthStream Inc	25,035	817,393
Simulations Plus Inc (d)	18,126	622,083
		3,739,412
Life Sciences Tools & Services - 0.6%
Bruker Corp	21,683	1,260,866
Maravai LifeSciences Holdings Inc Class A (b)	81,127	399,956
Medpace Holdings Inc (b)	4,633	1,617,612
Repligen Corp (b)	10,410	1,730,247
		5,008,681
Pharmaceuticals - 1.8%
Amneal Intermediate Inc Class A (b)	104,653	864,434
Amphastar Pharmaceuticals Inc (b)	20,152	702,700
ANI Pharmaceuticals Inc (b)	12,159	713,004
Collegium Pharmaceutical Inc (b)	20,862	670,087
Corcept Therapeutics Inc (b)	28,635	1,916,255
Edgewise Therapeutics Inc (b)	47,454	1,329,661
Elanco Animal Health Inc (b)	111,421	1,340,395
Innoviva Inc (b)	41,885	780,736
Ligand Pharmaceuticals Inc (b)	8,324	970,162
Organon & Co	61,935	963,709
Phibro Animal Health Corp Class A	37,888	826,337
Prestige Consumer Healthcare Inc (b)	15,640	1,200,683
SIGA Technologies Inc (d)	75,284	450,198
Supernus Pharmaceuticals Inc (b)	28,857	1,107,243
		13,835,604
TOTAL HEALTH CARE		98,484,287

Industrials - 20.0%
Aerospace & Defense - 1.3%
BWX Technologies Inc	16,450	1,857,699
Curtiss-Wright Corp	6,488	2,250,947
Huntington Ingalls Industries Inc	6,768	1,335,056
Leonardo DRS Inc (b)	26,873	944,585
Moog Inc Class A	6,213	1,128,654
National Presto Industries Inc	7,331	705,021
Woodward Inc	10,806	2,001,812
		10,223,774
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	19,488	1,938,861
Hub Group Inc Class A	18,460	823,501
		2,762,362
Building Products - 3.0%
A O Smith Corp	21,147	1,423,193
AAON Inc	14,213	1,654,109
Advanced Drainage Systems Inc	11,414	1,380,067
Allegion plc	14,670	1,947,149
Apogee Enterprises Inc	10,112	515,914
Armstrong World Industries Inc	9,290	1,402,883
AZZ Inc	10,095	866,050
CSW Industrials Inc	3,499	1,154,005
Gibraltar Industries Inc (b)	10,759	660,280
Janus International Group Inc (b)	47,532	394,039
Lennox International Inc	4,859	2,878,569
Masterbrand Inc (b)	44,902	777,703
Owens Corning	13,510	2,493,271
Simpson Manufacturing Co Inc	7,975	1,339,800
Trex Co Inc (b)	19,746	1,438,101
UFP Industries Inc	11,592	1,340,615
Zurn Elkay Water Solutions Corp	33,207	1,309,684
		22,975,432
Commercial Services & Supplies - 2.0%
Brady Corp Class A	12,704	946,321
Brink's Co/The	10,269	958,406
CECO Environmental Corp (b)	20,957	593,502
Clean Harbors Inc (b)	8,279	1,929,007
CoreCivic Inc (b)	50,697	1,037,261
Ennis Inc	25,571	530,598
GEO Group Inc/The (b)	52,608	1,657,678
Healthcare Services Group Inc (b)	53,880	597,529
HNI Corp	15,161	755,776
MSA Safety Inc	7,288	1,200,552
Rollins Inc	45,500	2,252,250
Steelcase Inc Class A	46,987	539,411
Tetra Tech Inc	44,076	1,621,997
UniFirst Corp/MA	4,460	955,867
		15,576,155
Construction & Engineering - 2.5%
AECOM	22,516	2,374,087
Arcosa Inc	11,568	1,171,838
Argan Inc	8,190	1,120,392
Comfort Systems USA Inc	5,954	2,600,410
Construction Partners Inc Class A (b)	13,834	1,112,254
Dycom Industries Inc (b)	6,379	1,206,652
EMCOR Group Inc	7,219	3,234,545
Everus Construction Group Inc	11,041	759,731
IES Holdings Inc (b)	4,458	986,466
Primoris Services Corp	15,910	1,221,411
Sterling Infrastructure Inc (b)	8,334	1,186,928
Tutor Perini Corp (b)	26,135	629,592
Valmont Industries Inc	4,219	1,399,695
		19,004,001
Electrical Equipment - 0.7%
Acuity Brands Inc	5,866	1,949,800
EnerSys	9,746	946,044
nVent Electric PLC	27,864	1,813,668
Powell Industries Inc (d)	4,212	1,009,953
		5,719,465
Ground Transportation - 0.3%
Landstar System Inc	7,163	1,179,459
Ryder System Inc	9,051	1,442,820
		2,622,279
Machinery - 5.5%
AGCO Corp	13,124	1,370,539
Allison Transmission Holdings Inc	16,570	1,947,638
Atmus Filtration Technologies Inc	27,006	1,129,391
Crane Co	9,307	1,585,168
Donaldson Co Inc	21,895	1,558,705
Enerpac Tool Group Corp Class A	19,558	883,826
Esab Corp	12,101	1,498,588
Federal Signal Corp	12,759	1,254,337
Flowserve Corp	26,474	1,657,802
Franklin Electric Co Inc	9,841	984,002
Gates Industrial Corp PLC (b)	50,899	1,053,100
Graco Inc	27,246	2,293,296
ITT Inc	13,837	2,089,664
Kadant Inc	2,984	1,112,734
Lincoln Electric Holdings Inc	9,595	1,907,294
Miller Industries Inc/TN	9,006	594,125
Mueller Industries Inc	21,407	1,685,801
Mueller Water Products Inc Class A1	44,173	1,015,979
Nordson Corp	8,790	1,935,734
Oshkosh Corp	12,817	1,491,899
Pentair PLC	26,554	2,753,119
RBC Bearings Inc (b)	5,363	1,870,346
Snap-on Inc	8,358	2,968,344
SPX Technologies Inc (b)	9,220	1,369,354
Tennant CO	7,205	616,172
Timken Co/The	13,876	1,113,827
Toro Co/The	18,388	1,531,169
Watts Water Technologies Inc Class A	5,890	1,217,934
		42,489,887
Marine Transportation - 0.2%
Matson Inc	8,131	1,153,382
Pangaea Logistics Solutions Ltd	75,240	395,010
		1,548,392
Passenger Airlines - 0.1%
SkyWest Inc (b)	11,368	1,374,619
Professional Services - 2.5%
Barrett Business Services Inc	17,110	741,376
CACI International Inc (b)	3,837	1,482,080
Cbiz Inc (b)	12,972	1,113,127
Concentrix Corp	12,953	677,183
CRA International Inc	4,131	758,369
ExlService Holdings Inc (b)	35,586	1,788,552
Exponent Inc	11,077	1,015,429
FTI Consulting Inc (b)	6,623	1,293,803
Genpact Ltd	35,177	1,712,768
Heidrick & Struggles International Inc	15,297	711,158
ICF International Inc	5,521	644,356
Kelly Services Inc Class A	25,848	363,939
Kforce Inc	9,663	538,519
Korn Ferry (d)	13,435	950,258
Maximus Inc	12,997	978,544
Parsons Corp (b)	10,780	854,531
Robert Half Inc	20,759	1,344,976
Science Applications International Corp	10,399	1,126,004
Verra Mobility Corp Class A (b)	37,314	984,716
		19,079,688
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	7,233	1,880,797
Boise Cascade Co	8,676	1,094,564
Core & Main Inc Class A (b)	31,090	1,754,720
Global Industrial Co	15,976	394,767
Karat Packaging Inc	18,395	568,589
McGrath RentCorp	7,717	946,644
MSC Industrial Direct Co Inc Class A	11,515	925,921
Rush Enterprises Inc Class A	16,767	1,018,595
Transcat Inc (b)	5,610	432,082
Watsco Inc	5,053	2,418,316
		11,434,995
TOTAL INDUSTRIALS		154,811,049

Information Technology - 11.0%
Communications Equipment - 0.6%
Ciena Corp (b)	29,720	2,589,801
Juniper Networks Inc	56,618	1,973,703
		4,563,504
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics Inc (b)	11,302	1,317,248
Avnet Inc	22,850	1,180,431
Badger Meter Inc	6,670	1,426,780
Benchmark Electronics Inc (d)	18,297	780,550
Crane NXT Co	15,889	1,016,419
CTS Corp	16,250	830,213
ePlus Inc (b)	10,217	816,338
Insight Enterprises Inc (b)	6,480	1,119,420
Mirion Technologies Inc Class A (b)	81,240	1,286,842
Napco Security Technologies Inc	14,755	541,508
Novanta Inc (b)	8,018	1,199,974
OSI Systems Inc (b)	6,113	1,200,838
PC Connection Inc	9,382	696,332
Plexus Corp (b)	8,233	1,166,698
Sanmina Corp (b)	15,155	1,268,928
ScanSource Inc (b)	15,342	642,063
TD SYNNEX Corp	14,792	2,108,008
Vishay Intertechnology Inc (d)	41,052	695,010
Vontier Corp	36,311	1,399,789
		20,693,389
IT Services - 0.9%
Amdocs Ltd	21,742	1,917,427
ASGN Inc (b)	12,221	1,078,014
DXC Technology Co (b)	52,474	1,139,735
Hackett Group Inc/The	25,590	790,219
Kyndryl Holdings Inc (b)	54,258	2,059,635
		6,985,030
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology Inc	32,630	803,024
Cirrus Logic Inc (b)	11,661	1,171,231
FormFactor Inc (b)	22,208	889,430
Impinj Inc (b)(d)	7,004	888,738
MACOM Technology Solutions Holdings Inc (b)	12,812	1,694,387
NVE Corp	7,836	561,528
Onto Innovation Inc (b)	9,582	1,962,010
Photronics Inc (b)	33,238	764,142
Universal Display Corp	8,234	1,234,441
Veeco Instruments Inc (b)	22,307	566,152
		10,535,083
Software - 5.0%
A10 Networks Inc	55,375	1,085,904
ACI Worldwide Inc (b)	26,256	1,406,009
Adeia Inc	67,262	864,317
Alarm.com Holdings Inc (b)	15,025	911,567
Altair Engineering Inc Class A (b)	14,148	1,561,232
Appfolio Inc Class A (b)	5,397	1,262,412
Aspen Technology Inc (b)(d)	6,763	1,782,389
AvePoint Inc Class A (b)	67,630	1,270,091
Bentley Systems Inc Class B	41,898	1,950,352
Commvault Systems Inc (b)	9,500	1,512,970
Dolby Laboratories Inc Class A	15,233	1,275,459
Dropbox Inc Class A (b)	55,907	1,797,410
Elastic NV (b)	15,902	1,790,247
Guidewire Software Inc (b)	14,408	3,043,978
Informatica Inc Class A (b)	29,400	754,992
InterDigital Inc (d)	7,522	1,376,376
Manhattan Associates Inc (b)	10,098	2,106,342
Nutanix Inc Class A (b)	42,635	2,931,796
Pegasystems Inc	14,164	1,533,820
Progress Software Corp	15,982	916,248
Q2 Holdings Inc (b)	16,048	1,527,288
Qualys Inc (b)	8,940	1,246,325
SPS Commerce Inc (b)	7,503	1,385,654
Tenable Holdings Inc (b)	28,838	1,242,629
Varonis Systems Inc (b)	25,213	1,143,662
Zeta Global Holdings Corp Class A (b)	44,424	815,180
		38,494,649
Technology Hardware, Storage & Peripherals - 0.4%
Immersion Corp (d)	53,817	450,448
Pure Storage Inc Class A (b)	48,685	3,300,356
		3,750,804
TOTAL INFORMATION TECHNOLOGY		85,022,459

Materials - 4.7%
Chemicals - 1.9%
Ashland Inc	12,171	772,737
Axalta Coating Systems Ltd (b)	42,805	1,538,412
Balchem Corp	7,328	1,172,187
Cabot Corp	12,769	1,104,135
Element Solutions Inc	49,269	1,271,633
Hawkins Inc	7,026	751,150
HB Fuller Co	13,516	853,265
Innospec Inc	7,612	862,820
Minerals Technologies Inc	11,427	876,337
NewMarket Corp	1,868	930,301
RPM International Inc	20,838	2,638,091
Sensient Technologies Corp	12,761	963,583
Westlake Corp	7,884	900,905
		14,635,556
Construction Materials - 0.7%
Eagle Materials Inc	6,445	1,654,689
Knife River Corp (b)	14,389	1,490,413
Summit Materials Inc Class A (b)	28,950	1,514,375
United States Lime & Minerals Inc	7,931	877,009
		5,536,486
Containers & Packaging - 1.3%
AptarGroup Inc	12,205	1,918,016
Berry Global Group Inc	22,714	1,542,735
Graphic Packaging Holding CO	57,549	1,578,569
Silgan Holdings Inc	20,972	1,153,879
Smurfit WestRock PLC	45,010	2,389,581
Sonoco Products Co	23,083	1,099,674
		9,682,454
Metals & Mining - 0.7%
Alpha Metallurgical Resources Inc (b)	3,459	633,585
Commercial Metals Co	24,105	1,168,851
Ramaco Resources Inc Class A (d)	46,968	444,787
Ramaco Resources Inc Class B	623	5,489
Royal Gold Inc	12,334	1,724,540
SunCoke Energy Inc	65,219	612,406
Warrior Met Coal Inc	15,262	805,376
		5,395,034
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	12,653	406,794
Sylvamo Corp	12,243	980,664
		1,387,458
TOTAL MATERIALS		36,636,988

Real Estate - 6.1%
Diversified REITs - 0.5%
American Assets Trust Inc	29,230	709,704
Broadstone Net Lease Inc Class A	60,022	944,746
Essential Properties Realty Trust Inc	42,246	1,356,097
One Liberty Properties Inc	26,061	668,986
		3,679,533
Health Care REITs - 0.6%
CareTrust REIT Inc	39,045	1,034,693
LTC Properties Inc	21,883	752,774
National Health Investors Inc	13,254	902,730
Omega Healthcare Investors Inc	46,980	1,741,079
		4,431,276
Hotel & Resort REITs - 0.1%
Sunstone Hotel Investors Inc	82,274	932,164
Xenia Hotels & Resorts Inc	54,886	821,095
		1,753,259
Industrial REITs - 0.6%
First Industrial Realty Trust Inc	27,396	1,462,672
Rexford Industrial Realty Inc	38,663	1,572,038
STAG Industrial Inc Class A	37,773	1,291,081
		4,325,791
Office REITs - 1.2%
BXP Inc	26,153	1,912,830
Cousins Properties Inc	40,683	1,242,052
Douglas Emmett Inc	56,970	1,045,969
Easterly Government Properties Inc	57,176	649,519
Equity Commonwealth	48,319	84,074
Highwoods Properties Inc	32,426	965,971
Kilroy Realty Corp	29,583	1,154,329
Orion Office REIT Inc	150,601	609,934
Paramount Group Inc	132,913	649,945
Piedmont Office Realty Trust Inc Class A1	81,194	709,636
		9,024,259
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (b)	8,230	2,327,444
RMR Group Inc/The Class A	25,378	473,807
		2,801,251
Residential REITs - 0.8%
American Homes 4 Rent Class A	55,964	1,938,033
Camden Property Trust	18,453	2,098,291
Equity LifeStyle Properties Inc	31,573	2,066,453
		6,102,777
Retail REITs - 1.3%
Agree Realty Corp	21,072	1,529,195
Alexander's Inc	2,758	523,882
Brixmor Property Group Inc	60,811	1,584,735
Curbline Properties Corp	2,463	60,270
Federal Realty Investment Trust	14,841	1,612,179
NNN REIT Inc	35,759	1,408,547
Regency Centers Corp	29,392	2,111,522
SITE Centers Corp	1,236	18,515
Urban Edge Properties	44,866	912,574
Whitestone REIT	49,166	658,824
		10,420,243
Specialized REITs - 0.6%
CubeSmart	40,719	1,697,982
Lamar Advertising Co Class A	15,903	2,010,458
National Storage Affiliates Trust	22,841	848,543
		4,556,983
TOTAL REAL ESTATE		47,095,372

Utilities - 2.5%
Electric Utilities - 1.2%
ALLETE Inc	19,389	1,272,306
Genie Energy Ltd Class B (d)	47,146	675,602
Hawaiian Electric Industries Inc (b)	57,362	524,288
NRG Energy Inc	35,933	3,680,977
OGE Energy Corp	43,445	1,834,682
Otter Tail Corp	12,864	991,043
		8,978,898
Gas Utilities - 0.7%
MDU Resources Group Inc	44,180	787,287
National Fuel Gas Co	23,954	1,677,499
Spire Inc	18,436	1,308,219
UGI Corp	55,429	1,703,333
		5,476,338
Multi-Utilities - 0.5%
Avista Corp	28,270	1,035,247
Black Hills Corp	20,910	1,228,045
NorthWestern Corp	21,133	1,139,280
Unitil Corp	13,928	746,123
		4,148,695
Water Utilities - 0.1%
Consolidated Water Co Ltd	28,279	740,344
TOTAL UTILITIES		19,344,275

TOTAL UNITED STATES		757,960,977
TOTAL COMMON STOCKS (Cost $716,341,068)		772,440,198

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (f) (Cost $48,886)	4.46	49,000	48,902

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	1,562,379	1,562,691
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	13,837,256	13,838,640
TOTAL MONEY MARKET FUNDS (Cost $15,401,331)			15,401,331

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $731,791,285)	787,890,431
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(13,634,120)
NET ASSETS - 100.0%	774,256,311

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Mar 2025	1,492,010	36,545	36,545

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $48,902.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	654,803	17,943,440	17,035,552	19,965	-	-	1,562,691	1,562,379	0.0%
Fidelity Securities Lending Cash Central Fund	11,019,708	36,309,073	33,490,141	102,630	-	-	13,838,640	13,837,256	0.1%
Total	11,674,511	54,252,513	50,525,693	122,595	-	-	15,401,331	15,399,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	24,975,275	24,975,275	-	-
Consumer Discretionary	99,552,322	99,552,322	-	-
Consumer Staples	30,272,895	30,272,895	-	-
Energy	34,079,178	34,079,178	-	-
Financials	140,590,576	140,590,576	-	-
Health Care	98,484,287	98,484,287	-	-
Industrials	154,811,049	154,811,049	-	-
Information Technology	86,597,981	86,597,981	-	-
Materials	36,636,988	36,636,988	-	-
Real Estate	47,095,372	47,095,372	-	-
Utilities	19,344,275	19,344,275	-	-

U.S. Treasury Obligations	48,902	-	48,902	-

Money Market Funds	15,401,331	15,401,331	-	-
Total Investments in Securities:	787,890,431	787,841,529	48,902	-
Derivative Instruments:

Assets
Futures Contracts	36,545	36,545	-	-
Total Assets	36,545	36,545	-	-
Total Derivative Instruments:	36,545	36,545	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	36,545	0
Total Equity Risk	36,545	0
Total Value of Derivatives	36,545	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small-Mid Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,564,307) - See accompanying schedule:
Unaffiliated issuers (cost $716,389,954)	$772,489,100
Fidelity Central Funds (cost $15,401,331)	15,401,331

Total Investment in Securities (cost $731,791,285)		$787,890,431
Segregated cash with brokers for derivative instruments		130,057
Foreign currency held at value (cost $705)		652
Dividends receivable		164,028
Distributions receivable from Fidelity Central Funds		8,174
Other receivables		2,901
Total assets		788,196,243
Liabilities
Accrued management fee	$88,564
Payable for daily variation margin on futures contracts	11,749
Other payables and accrued expenses	979
Collateral on securities loaned	13,838,640
Total liabilities		13,939,932
Net Assets		$774,256,311
Net Assets consist of:
Paid in capital		$727,789,244
Total accumulated earnings (loss)		46,467,067
Net Assets		$774,256,311
Net Asset Value, offering price and redemption price per share ($774,256,311 ÷ 18,200,000 shares)		$42.54
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$4,059,678
Interest		2,244
Income from Fidelity Central Funds (including $102,630 from security lending)		122,595
Total income		4,184,517
Expenses
Management fee	$418,380
Independent trustees' fees and expenses	1,022
Total expenses before reductions	419,402
Expense reductions	(1,371)
Total expenses after reductions		418,031
Net Investment income (loss)		3,766,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,161,464)
Redemptions in-kind	16,363,341
Foreign currency transactions	(2,668)
Futures contracts	19,445
Total net realized gain (loss)		6,218,654
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	18,167,366
Assets and liabilities in foreign currencies	(47)
Futures contracts	(3,443)
Total change in net unrealized appreciation (depreciation)		18,163,876
Net gain (loss)		24,382,530
Net increase (decrease) in net assets resulting from operations		$28,149,016
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,766,486	$2,811,359
Net realized gain (loss)	6,218,654	14,411,393
Change in net unrealized appreciation (depreciation)	18,163,876	29,643,521
Net increase (decrease) in net assets resulting from operations	28,149,016	46,866,273
Distributions to shareholders	(3,651,900)	(2,726,100)

Share transactions
Proceeds from sales of shares	396,811,098	361,178,492
Cost of shares redeemed	(75,187,392)	(102,159,372)

Net increase (decrease) in net assets resulting from share transactions	321,623,706	259,019,120
Total increase (decrease) in net assets	346,120,822	303,159,293

Net Assets
Beginning of period	428,135,489	124,976,196
End of period	$774,256,311	$428,135,489

Other Information
Shares
Sold	9,600,000	9,700,000
Redeemed	(1,900,000)	(2,800,000)
Net increase (decrease)	7,700,000	6,900,000

Financial Highlights
Fidelity® Small-Mid Multifactor ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.77	$34.72	$32.70	$33.97	$23.90	$25.50
Income from Investment Operations
Net investment income (loss) A,B	.28	.51	.53	.45	.38	.31
Net realized and unrealized gain (loss)	1.76	6.04	2.01	(1.26)	10.11	(1.58)
Total from investment operations	2.04	6.55	2.54	(.81)	10.49	(1.27)
Distributions from net investment income	(.27)	(.50)	(.52)	(.46)	(.42)	(.33)
Total distributions	(.27)	(.50)	(.52)	(.46)	(.42)	(.33)
Net asset value, end of period	$42.54	$40.77	$34.72	$32.70	$33.97	$23.90
Total Return C,D,E	5.02%	19.10%	7.92%	(2.35)%	44.21%	(4.90)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.18%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H	.18%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.15% H	.18%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.36% H	1.41%	1.65%	1.35%	1.23%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$774,256	$428,135	$124,976	$71,949	$67,939	$19,117
Portfolio turnover rate I,J	52 % H	50%	65%	60%	61%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stocks for Inflation ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.5%
Financials - 0.5%
Insurance - 0.5%
RenaissanceRe Holdings Ltd	4,849	1,127,780
CHINA - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	2,519	525,337
UNITED STATES - 99.1%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.3%
AT&T Inc	14,778	350,682
Verizon Communications Inc	8,323	327,843
		678,525
Entertainment - 0.5%
Netflix Inc (b)	793	774,571
Walt Disney Co/The	3,612	408,372
		1,182,943
Interactive Media & Services - 3.0%
Alphabet Inc Class A	17,721	3,615,439
Meta Platforms Inc Class A	3,646	2,512,750
Pinterest Inc Class A (b)	2,991	98,583
		6,226,772
Media - 0.1%
Comcast Corp Class A	7,847	264,130
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	1,169	272,342
TOTAL COMMUNICATION SERVICES		8,624,712

Consumer Discretionary - 5.2%
Broadline Retail - 2.7%
Amazon.com Inc (b)	20,678	4,914,747
eBay Inc	11,285	761,512
		5,676,259
Diversified Consumer Services - 0.3%
H&R Block Inc	10,437	577,270
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (b)	5,140	674,214
Booking Holdings Inc	223	1,056,476
		1,730,690
Household Durables - 0.5%
PulteGroup Inc	4,885	555,815
Toll Brothers Inc	4,388	595,935
		1,151,750
Specialty Retail - 0.9%
Abercrombie & Fitch Co Class A (b)	4,170	497,814
Gap Inc/The	25,369	610,632
Williams-Sonoma Inc	4,246	897,477
		2,005,923
TOTAL CONSUMER DISCRETIONARY		11,141,892

Consumer Staples - 10.2%
Beverages - 1.6%
Coca-Cola Consolidated Inc	2,465	3,371,183
Household Products - 4.9%
Colgate-Palmolive Co	33,249	2,882,688
Kimberly-Clark Corp	23,228	3,018,943
Procter & Gamble Co/The	27,403	4,548,625
		10,450,256
Personal Care Products - 2.1%
BellRing Brands Inc (b)	59,792	4,624,911
Tobacco - 1.6%
Altria Group Inc	67,325	3,516,385
TOTAL CONSUMER STAPLES		21,962,735

Energy - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
Antero Midstream Corp	293,733	4,711,477
Marathon Petroleum Corp	25,061	3,651,638
Texas Pacific Land Corp	5,060	6,563,681
Valero Energy Corp	27,499	3,657,367
		18,584,163
Financials - 8.7%
Banks - 0.8%
Citigroup Inc	21,908	1,783,968
Capital Markets - 0.7%
Ameriprise Financial Inc	2,855	1,551,293
Consumer Finance - 2.4%
Capital One Financial Corp	8,526	1,736,831
Discover Financial Services	8,641	1,737,619
Synchrony Financial	23,511	1,621,789
		5,096,239
Financial Services - 3.0%
Corebridge Financial Inc	40,053	1,352,189
Jackson Financial Inc	13,058	1,230,586
MGIC Investment Corp	45,270	1,156,196
Visa Inc Class A	7,920	2,707,056
		6,446,027
Insurance - 1.8%
Hartford Financial Services Group Inc/The	10,700	1,193,585
Progressive Corp/The	6,497	1,601,121
Reinsurance Group of America Inc	5,067	1,154,566
		3,949,272
TOTAL FINANCIALS		18,826,799

Health Care - 13.9%
Biotechnology - 3.5%
AbbVie Inc	18,573	3,415,575
Regeneron Pharmaceuticals Inc (b)	2,453	1,650,820
United Therapeutics Corp (b)	6,991	2,455,029
		7,521,424
Health Care Providers & Services - 6.1%
Cigna Group/The	7,814	2,298,957
Elevance Health Inc	5,095	2,016,092
HCA Healthcare Inc	6,902	2,277,039
McKesson Corp	4,054	2,411,117
Tenet Healthcare Corp (b)	15,488	2,182,104
Universal Health Services Inc Class B	10,589	1,996,661
		13,181,970
Life Sciences Tools & Services - 1.0%
Medpace Holdings Inc (b)	5,896	2,058,588
Pharmaceuticals - 3.3%
Eli Lilly & Co	5,755	4,667,766
Royalty Pharma PLC Class A	79,968	2,525,389
		7,193,155
TOTAL HEALTH CARE		29,955,137

Industrials - 4.1%
Building Products - 0.8%
Carlisle Cos Inc	2,270	884,074
Owens Corning	4,993	921,458
		1,805,532
Construction & Engineering - 1.1%
Comfort Systems USA Inc	2,771	1,210,234
EMCOR Group Inc	2,501	1,120,598
		2,330,832
Electrical Equipment - 0.3%
Atkore Inc (c)	6,916	563,239
Machinery - 1.1%
Caterpillar Inc	3,545	1,316,755
Mueller Industries Inc	13,085	1,030,444
		2,347,199
Professional Services - 0.4%
Leidos Holdings Inc	6,352	902,175
Trading Companies & Distributors - 0.4%
Boise Cascade Co	6,692	844,263
TOTAL INDUSTRIALS		8,793,240

Information Technology - 25.1%
Communications Equipment - 0.4%
Arista Networks Inc	8,144	938,433
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	10,521	744,676
IT Services - 0.9%
GoDaddy Inc Class A (b)	3,386	720,033
IBM Corporation	5,123	1,309,951
		2,029,984
Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials Inc	4,770	860,270
Broadcom Inc	16,742	3,704,502
Cirrus Logic Inc (b)	3,598	361,383
KLA Corp	979	722,737
Lam Research Corp	9,179	743,958
Micron Technology Inc	7,630	696,161
NVIDIA Corp	82,407	9,894,609
Onto Innovation Inc (b)	2,546	521,319
QUALCOMM Inc	6,101	1,055,046
Skyworks Solutions Inc	4,355	386,550
		18,946,535
Software - 9.0%
ACI Worldwide Inc (b)	9,403	503,531
AppLovin Corp Class A (b)	6,102	2,255,238
Commvault Systems Inc (b)	2,956	470,773
Crowdstrike Holdings Inc Class A (b)	2,587	1,029,807
DocuSign Inc (b)	8,393	811,855
Dropbox Inc Class A (b)	18,630	598,955
Fair Isaac Corp (b)	342	640,758
Gen Digital Inc	18,191	489,520
Microsoft Corp	24,746	10,271,075
Palo Alto Networks Inc (b)	4,693	865,483
Qualys Inc (b)	3,115	434,261
Zoom Communications Inc Class A (b)	7,873	684,479
		19,055,735
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc	47,963	11,319,268
Dell Technologies Inc Class C	4,676	484,433
NetApp Inc	4,045	493,895
		12,297,596
TOTAL INFORMATION TECHNOLOGY		54,012,959

Materials - 7.0%
Chemicals - 2.8%
CF Industries Holdings Inc	64,259	5,925,322
Metals & Mining - 4.2%
Nucor Corp	31,847	4,090,110
Steel Dynamics Inc	38,697	4,960,956
		9,051,066
TOTAL MATERIALS		14,976,388

Real Estate - 5.2%
Hotel & Resort REITs - 1.6%
Host Hotels & Resorts Inc	211,494	3,534,065
Retail REITs - 2.0%
Simon Property Group Inc	24,044	4,180,290
Specialized REITs - 1.6%
VICI Properties Inc	115,593	3,441,203
TOTAL REAL ESTATE		11,155,558

Utilities - 7.1%
Electric Utilities - 2.7%
NRG Energy Inc	56,997	5,838,773
Independent Power and Renewable Electricity Producers - 4.4%
Vistra Corp	55,574	9,338,099
TOTAL UTILITIES		15,176,872

TOTAL UNITED STATES		213,210,455
TOTAL COMMON STOCKS (Cost $173,712,309)		214,863,572

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $12,970)	4.46	13,000	12,974

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	140,205	140,233
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	298,345	298,375
TOTAL MONEY MARKET FUNDS (Cost $438,608)			438,608

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $174,163,887)	215,315,154
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,293)
NET ASSETS - 100.0%	215,213,861

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Mar 2025	303,363	(3,050)	(3,050)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,974.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	286,511	2,945,538	3,091,816	5,130	-	-	140,233	140,205	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,669,425	1,371,050	18	-	-	298,375	298,345	0.0%
Total	286,511	4,614,963	4,462,866	5,148	-	-	438,608	438,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	8,624,712	8,624,712	-	-
Consumer Discretionary	11,141,892	11,141,892	-	-
Consumer Staples	21,962,735	21,962,735	-	-
Energy	18,584,163	18,584,163	-	-
Financials	19,954,579	19,954,579	-	-
Health Care	29,955,137	29,955,137	-	-
Industrials	8,793,240	8,793,240	-	-
Information Technology	54,538,296	54,538,296	-	-
Materials	14,976,388	14,976,388	-	-
Real Estate	11,155,558	11,155,558	-	-
Utilities	15,176,872	15,176,872	-	-

U.S. Treasury Obligations	12,974	-	12,974	-

Money Market Funds	438,608	438,608	-	-
Total Investments in Securities:	215,315,154	215,302,180	12,974	-
Derivative Instruments:

Liabilities
Futures Contracts	(3,050)	(3,050)	-	-
Total Liabilities	(3,050)	(3,050)	-	-
Total Derivative Instruments:	(3,050)	(3,050)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(3,050)
Total Equity Risk	0	(3,050)
Total Value of Derivatives	0	(3,050)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Stocks for Inflation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $285,040) - See accompanying schedule:
Unaffiliated issuers (cost $173,725,279)	$214,876,546
Fidelity Central Funds (cost $438,608)	438,608

Total Investment in Securities (cost $174,163,887)		$215,315,154
Segregated cash with brokers for derivative instruments		12,139
Cash		1
Dividends receivable		212,523
Distributions receivable from Fidelity Central Funds		737
Total assets		215,540,554
Liabilities
Accrued management fee	$26,718
Payable for daily variation margin on futures contracts	1,600
Collateral on securities loaned	298,375
Total liabilities		326,693
Net Assets		$215,213,861
Net Assets consist of:
Paid in capital		$185,157,240
Total accumulated earnings (loss)		30,056,621
Net Assets		$215,213,861
Net Asset Value, offering price and redemption price per share ($215,213,861 ÷ 4,750,000 shares)		$45.31
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$1,557,138
Interest		849
Income from Fidelity Central Funds (including $18 from security lending)		5,148
Total income		1,563,135
Expenses
Management fee	$147,291
Independent trustees' fees and expenses	408
Miscellaneous	361
Total expenses before reductions	148,060
Expense reductions	(482)
Total expenses after reductions		147,578
Net Investment income (loss)		1,415,557
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,834,066)
Redemptions in-kind	11,484,179
Futures contracts	32,340
Total net realized gain (loss)		9,682,453
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,233,197
Futures contracts	(5,770)
Total change in net unrealized appreciation (depreciation)		7,227,427
Net gain (loss)		16,909,880
Net increase (decrease) in net assets resulting from operations		$18,325,437
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,415,557	$2,306,819
Net realized gain (loss)	9,682,453	1,495,233
Change in net unrealized appreciation (depreciation)	7,227,427	28,522,134
Net increase (decrease) in net assets resulting from operations	18,325,437	32,324,186
Distributions to shareholders	(1,305,900)	(2,269,650)

Share transactions
Proceeds from sales of shares	65,845,702	25,928,474
Cost of shares redeemed	(47,898,533)	(23,234,693)

Net increase (decrease) in net assets resulting from share transactions	17,947,169	2,693,781
Total increase (decrease) in net assets	34,966,706	32,748,317

Net Assets
Beginning of period	180,247,155	147,498,838
End of period	$215,213,861	$180,247,155

Other Information
Shares
Sold	1,550,000	650,000
Redeemed	(1,150,000)	(700,000)
Net increase (decrease)	400,000	(50,000)

Financial Highlights
Fidelity® Stocks for Inflation ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$41.44	$33.52	$31.75	$30.72	$24.07	$24.94
Income from Investment Operations
Net investment income (loss) B,C	.32	.58	.61	.54	.39	.38
Net realized and unrealized gain (loss)	3.84	7.92	1.80	1.00	7.08	(.90)
Total from investment operations	4.16	8.50	2.41	1.54	7.47	(.52)
Distributions from net investment income	(.29)	(.58)	(.64)	(.51)	(.82)	(.35)
Total distributions	(.29)	(.58)	(.64)	(.51)	(.82)	(.35)
Net asset value, end of period	$45.31	$41.44	$33.52	$31.75	$30.72	$24.07
Total Return D,E,F	10.07%	25.59%	7.77%	5.03%	31.78%	(1.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.15% I,J	.19%	.29%	.29%	.29%	.29% I,J
Expenses net of fee waivers, if any	.15 % I,J	.19%	.29%	.29%	.29%	.29% I,J
Expenses net of all reductions	.15% I,J	.19%	.29%	.29%	.29%	.29% I,J
Net investment income (loss)	1.44% I,J	1.60%	1.95%	1.68%	1.34%	2.16% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$215,214	$180,247	$147,499	$260,379	$46,083	$3,610
Portfolio turnover rate K,L	70 % J	76%	105%	76%	52%	65% M

AFor the period November 5, 2019 (commencement of operations) through July 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® U.S. Multifactor ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CHINA - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	4,500	938,475
UNITED STATES - 99.3%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.8%
AT&T Inc	36,784	872,884
Verizon Communications Inc	20,445	805,329
		1,678,213
Entertainment - 1.0%
Electronic Arts Inc	2,258	277,531
Netflix Inc (b)	1,907	1,862,681
		2,140,212
Interactive Media & Services - 7.1%
Alphabet Inc Class A	40,919	8,348,294
Meta Platforms Inc Class A	8,461	5,831,152
		14,179,446
Media - 0.5%
Comcast Corp Class A	19,436	654,216
Fox Corp Class A	6,645	340,091
		994,307
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	2,979	694,018
TOTAL COMMUNICATION SERVICES		19,686,196

Consumer Discretionary - 9.8%
Diversified Consumer Services - 0.7%
H&R Block Inc	27,004	1,493,591
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings Inc	535	2,534,595
McDonald's Corp	8,267	2,386,683
		4,921,278
Household Durables - 2.1%
Lennar Corp Class A	9,512	1,248,355
Millrose Properties Inc (c)(d)	4,756	44,230
NVR Inc (b)	187	1,499,026
PulteGroup Inc	12,454	1,417,016
		4,208,627
Specialty Retail - 4.6%
AutoZone Inc (b)	542	1,815,814
Home Depot Inc/The	7,852	3,234,867
O'Reilly Automotive Inc (b)	1,548	2,003,762
Williams-Sonoma Inc	10,888	2,301,397
		9,355,840
TOTAL CONSUMER DISCRETIONARY		19,979,336

Consumer Staples - 5.4%
Household Products - 2.6%
Colgate-Palmolive Co	15,461	1,340,469
Kimberly-Clark Corp	10,307	1,339,601
Procter & Gamble Co/The	16,257	2,698,499
		5,378,569
Personal Care Products - 0.9%
BellRing Brands Inc (b)	24,997	1,933,518
Tobacco - 1.9%
Altria Group Inc	31,424	1,641,276
Philip Morris International Inc	16,407	2,136,191
		3,777,467
TOTAL CONSUMER STAPLES		11,089,554

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Chord Energy Corp	10,172	1,143,841
Coterra Energy Inc	67,959	1,883,823
DT Midstream Inc	22,487	2,272,987
Valero Energy Corp	11,790	1,568,070
		6,868,721
Financials - 13.6%
Consumer Finance - 1.1%
Synchrony Financial	34,659	2,390,778
Financial Services - 8.0%
Corebridge Financial Inc	59,004	1,991,975
Essent Group Ltd	26,700	1,555,275
Jackson Financial Inc	19,233	1,812,518
Mastercard Inc Class A	6,503	3,611,961
MGIC Investment Corp	66,721	1,704,054
Radian Group Inc (e)	45,816	1,558,660
Visa Inc Class A	11,846	4,048,964
		16,283,407
Insurance - 4.5%
Arch Capital Group Ltd	17,969	1,672,375
Everest Group Ltd	4,534	1,575,609
Hartford Financial Services Group Inc/The	15,787	1,761,040
Progressive Corp/The	9,638	2,375,189
Reinsurance Group of America Inc	7,467	1,701,431
		9,085,644
TOTAL FINANCIALS		27,759,829

Health Care - 10.0%
Biotechnology - 3.9%
AbbVie Inc	12,860	2,364,955
Amgen Inc	5,573	1,590,646
Regeneron Pharmaceuticals Inc (b)	1,493	1,004,759
United Therapeutics Corp (b)	3,849	1,351,653
Vertex Pharmaceuticals Inc (b)	3,336	1,540,164
		7,852,177
Health Care Providers & Services - 2.5%
Centene Corp (b)	17,476	1,118,987
Cigna Group/The	4,677	1,376,020
McKesson Corp	2,397	1,425,616
Molina Healthcare Inc (b)	3,704	1,149,759
		5,070,382
Pharmaceuticals - 3.6%
Eli Lilly & Co	4,385	3,556,586
Johnson & Johnson	16,364	2,489,783
Royalty Pharma PLC Class A	43,845	1,384,625
		7,430,994
TOTAL HEALTH CARE		20,353,553

Industrials - 9.6%
Aerospace & Defense - 0.9%
Lockheed Martin Corp	4,031	1,866,151
Machinery - 4.5%
Allison Transmission Holdings Inc	20,748	2,438,720
Mueller Industries Inc	26,384	2,077,740
PACCAR Inc	20,434	2,265,722
Snap-on Inc	6,581	2,337,242
		9,119,424
Professional Services - 3.4%
Automatic Data Processing Inc	8,324	2,522,255
Paychex Inc	15,266	2,254,330
Verisk Analytics Inc	7,343	2,110,672
		6,887,257
Trading Companies & Distributors - 0.8%
Boise Cascade Co	13,485	1,701,268
TOTAL INDUSTRIALS		19,574,100

Information Technology - 29.5%
Communications Equipment - 1.4%
Arista Networks Inc	13,979	1,610,800
Motorola Solutions Inc	2,790	1,309,208
		2,920,008
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	18,381	1,301,007
IT Services - 3.2%
Akamai Technologies Inc (b)	9,656	964,634
Amdocs Ltd	10,511	926,965
Cognizant Technology Solutions Corp Class A	13,200	1,090,452
GoDaddy Inc Class A (b)	6,653	1,414,760
IBM Corporation	7,949	2,032,560
		6,429,371
Semiconductors & Semiconductor Equipment - 11.6%
Applied Materials Inc	7,473	1,347,756
Broadcom Inc	21,913	4,848,690
Cirrus Logic Inc (b)	7,366	739,840
KLA Corp	1,642	1,212,190
Lam Research Corp	15,256	1,236,499
NVIDIA Corp	98,370	11,811,286
QUALCOMM Inc	9,399	1,625,369
Skyworks Solutions Inc	8,612	764,401
		23,586,031
Software - 11.8%
ACI Worldwide Inc (b)	19,356	1,036,514
Cadence Design Systems Inc (b)	4,326	1,287,504
Commvault Systems Inc (b)	6,054	964,160
Crowdstrike Holdings Inc Class A (b)	4,716	1,877,298
Dolby Laboratories Inc Class A	11,485	961,639
Dropbox Inc Class A (b)	38,258	1,229,995
Fair Isaac Corp (b)	639	1,197,205
Gen Digital Inc	36,412	979,847
Microsoft Corp	29,400	12,202,764
Qualys Inc (b)	6,407	893,199
Zoom Communications Inc Class A (b)	15,671	1,362,437
		23,992,562
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies Inc Class C	8,983	930,639
NetApp Inc	7,843	957,630
		1,888,269
TOTAL INFORMATION TECHNOLOGY		60,117,248

Materials - 2.4%
Chemicals - 0.9%
CF Industries Holdings Inc	20,742	1,912,619
Metals & Mining - 1.5%
Nucor Corp	10,646	1,367,266
Steel Dynamics Inc	12,584	1,613,269
		2,980,535
TOTAL MATERIALS		4,893,154

Real Estate - 2.3%
Health Care REITs - 0.7%
Omega Healthcare Investors Inc	41,841	1,550,627
Specialized REITs - 1.6%
Public Storage Operating Co	5,587	1,667,608
VICI Properties Inc	51,773	1,541,282
		3,208,890
TOTAL REAL ESTATE		4,759,517

Utilities - 3.6%
Gas Utilities - 1.2%
National Fuel Gas Co	36,148	2,531,444
Independent Power and Renewable Electricity Producers - 2.4%
Vistra Corp	29,076	4,885,641
TOTAL UTILITIES		7,417,085

TOTAL UNITED STATES		202,498,293
TOTAL COMMON STOCKS (Cost $177,197,631)		203,436,768

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $10,974)	4.46	11,000	10,978

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	278,879	278,935
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	372,713	372,750
TOTAL MONEY MARKET FUNDS (Cost $651,685)			651,685

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $177,860,290)	204,099,431
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(256,685)
NET ASSETS - 100.0%	203,842,746

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	13	Mar 2025	394,371	6,138	6,138

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,978.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	186,494	2,922,575	2,830,134	4,293	-	-	278,935	278,879	0.0%
Fidelity Securities Lending Cash Central Fund	-	441,082	68,332	8	-	-	372,750	372,713	0.0%
Total	186,494	3,363,657	2,898,466	4,301	-	-	651,685	651,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,686,196	19,686,196	-	-
Consumer Discretionary	19,979,336	19,935,106	-	44,230
Consumer Staples	11,089,554	11,089,554	-	-
Energy	6,868,721	6,868,721	-	-
Financials	27,759,829	27,759,829	-	-
Health Care	20,353,553	20,353,553	-	-
Industrials	19,574,100	19,574,100	-	-
Information Technology	61,055,723	61,055,723	-	-
Materials	4,893,154	4,893,154	-	-
Real Estate	4,759,517	4,759,517	-	-
Utilities	7,417,085	7,417,085	-	-

U.S. Treasury Obligations	10,978	-	10,978	-

Money Market Funds	651,685	651,685	-	-
Total Investments in Securities:	204,099,431	204,044,223	10,978	44,230
Derivative Instruments:

Assets
Futures Contracts	6,138	6,138	-	-
Total Assets	6,138	6,138	-	-
Total Derivative Instruments:	6,138	6,138	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,138	0
Total Equity Risk	6,138	0
Total Value of Derivatives	6,138	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® U.S. Multifactor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $357,210) - See accompanying schedule:
Unaffiliated issuers (cost $177,208,605)	$203,447,746
Fidelity Central Funds (cost $651,685)	651,685

Total Investment in Securities (cost $177,860,290)		$204,099,431
Segregated cash with brokers for derivative instruments		16,673
Cash		22,439
Dividends receivable		205,261
Distributions receivable from Fidelity Central Funds		971
Total assets		204,344,775
Liabilities
Payable for investments purchased
Regular delivery	$58,024
Delayed delivery	44,230
Accrued management fee	24,919
Payable for daily variation margin on futures contracts	2,080
Other payables and accrued expenses	26
Collateral on securities loaned	372,750
Total liabilities		502,029
Net Assets		$203,842,746
Net Assets consist of:
Paid in capital		$175,157,050
Total accumulated earnings (loss)		28,685,696
Net Assets		$203,842,746
Net Asset Value, offering price and redemption price per share ($203,842,746 ÷ 5,800,000 shares)		$35.15
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$1,526,443
Interest		647
Income from Fidelity Central Funds (including $8 from security lending)		4,301
Total income		1,531,391
Expenses
Management fee	$126,779
Independent trustees' fees and expenses	324
Total expenses before reductions	127,103
Expense reductions	(426)
Total expenses after reductions		126,677
Net Investment income (loss)		1,404,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(155,549)
Redemptions in-kind	4,970,007
Futures contracts	25,363
Total net realized gain (loss)		4,839,821
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,787,042
Futures contracts	5,420
Total change in net unrealized appreciation (depreciation)		7,792,462
Net gain (loss)		12,632,283
Net increase (decrease) in net assets resulting from operations		$14,036,997
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,404,714	$1,045,563
Net realized gain (loss)	4,839,821	1,649,651
Change in net unrealized appreciation (depreciation)	7,792,462	15,504,526
Net increase (decrease) in net assets resulting from operations	14,036,997	18,199,740
Distributions to shareholders	(1,266,800)	(1,013,200)

Share transactions
Proceeds from sales of shares	90,550,091	85,305,789
Cost of shares redeemed	(21,216,310)	(15,406,768)

Net increase (decrease) in net assets resulting from share transactions	69,333,781	69,899,021
Total increase (decrease) in net assets	82,103,978	87,085,561

Net Assets
Beginning of period	121,738,768	34,653,207
End of period	$203,842,746	$121,738,768

Other Information
Shares
Sold	2,700,000	3,000,000
Redeemed	(650,000)	(550,000)
Net increase (decrease)	2,050,000	2,450,000

Financial Highlights
Fidelity® U.S. Multifactor ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$32.46	$26.66	$24.46	$25.54	$20.09
Income from Investment Operations
Net investment income (loss) B,C	.28	.41	.41	.41	.31 D
Net realized and unrealized gain (loss)	2.68	5.78	2.19	(1.09)	5.62
Total from investment operations	2.96	6.19	2.60	(.68)	5.93
Distributions from net investment income	(.27)	(.39)	(.40)	(.40)	(.48)
Total distributions	(.27)	(.39)	(.40)	(.40)	(.48)
Net asset value, end of period	$35.15	$32.46	$26.66	$24.46	$25.54
Total Return E,F,G	9.12%	23.46%	10.78%	(2.64)%	29.94%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.15% J	.18%	.29%	.29%	.29% J
Expenses net of fee waivers, if any	.15 % J	.18%	.29%	.29%	.29% J
Expenses net of all reductions	.15% J	.18%	.29%	.29%	.29% J
Net investment income (loss)	1.67% J	1.42%	1.66%	1.63%	1.56% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$203,843	$121,739	$34,653	$14,676	$11,491
Portfolio turnover rate K,L	31 % J	42%	45%	46%	30% M

AFor the period September 15, 2020 (commencement of operations) through July 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Fidelity® Value Factor ETF
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.5%
Financials - 0.5%
Insurance - 0.5%
RenaissanceRe Holdings Ltd	20,890	4,858,596
IRELAND - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Accenture PLC Class A	32,468	12,498,557
UNITED STATES - 98.1%
Communication Services - 9.4%
Diversified Telecommunication Services - 1.2%
AT&T Inc	274,864	6,522,523
Verizon Communications Inc	145,585	5,734,593
		12,257,116
Interactive Media & Services - 7.5%
Alphabet Inc Class A	215,425	43,951,009
Meta Platforms Inc Class A	45,958	31,673,334
		75,624,343
Media - 0.7%
Comcast Corp Class A	141,151	4,751,143
Paramount Global Class B (b)	259,633	2,824,807
		7,575,950
TOTAL COMMUNICATION SERVICES		95,457,409

Consumer Discretionary - 10.9%
Automobiles - 1.0%
Ford Motor Co	461,954	4,656,496
General Motors Co	117,070	5,790,283
		10,446,779
Broadline Retail - 5.5%
Amazon.com Inc (c)	191,356	45,481,494
eBay Inc	83,402	5,627,967
Macy's Inc	253,335	3,946,959
		55,056,420
Hotels, Restaurants & Leisure - 3.2%
Booking Holdings Inc	1,754	8,309,680
Expedia Group Inc Class A (c)	36,635	6,262,753
Las Vegas Sands Corp	115,024	5,271,550
McDonald's Corp	28,775	8,307,343
Wynn Resorts Ltd	54,669	4,748,003
		32,899,329
Specialty Retail - 1.2%
Home Depot Inc/The	29,877	12,308,726
TOTAL CONSUMER DISCRETIONARY		110,711,254

Consumer Staples - 5.4%
Consumer Staples Distribution & Retail - 2.4%
Albertsons Cos Inc	178,161	3,572,128
Kroger Co/The	73,573	4,535,040
Target Corp	31,470	4,340,028
Walmart Inc	127,040	12,470,246
		24,917,442
Food Products - 0.6%
Archer-Daniels-Midland Co	64,889	3,324,264
Bunge Global SA	35,339	2,690,358
		6,014,622
Household Products - 1.4%
Kimberly-Clark Corp	30,565	3,972,533
Procter & Gamble Co/The	63,836	10,596,138
		14,568,671
Personal Care Products - 0.5%
Kenvue Inc	216,373	4,606,581
Tobacco - 0.5%
Altria Group Inc	99,088	5,175,366
TOTAL CONSUMER STAPLES		55,282,682

Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp	41,682	6,218,538
Civitas Resources Inc	24,682	1,252,858
ConocoPhillips	35,783	3,536,434
Devon Energy Corp	45,873	1,564,269
EOG Resources Inc	23,127	2,909,145
Exxon Mobil Corp	95,842	10,238,801
Marathon Petroleum Corp	15,408	2,245,100
Murphy Oil Corp	41,497	1,105,065
Valero Energy Corp	15,888	2,113,104
		31,183,314
Financials - 14.4%
Banks - 5.6%
Bank of America Corp	242,255	11,216,407
Bank OZK	105,035	5,334,727
Citigroup Inc	108,107	8,803,153
JPMorgan Chase & Co	75,114	20,077,972
Wells Fargo & Co	145,420	11,459,096
		56,891,355
Consumer Finance - 3.1%
American Express Co	29,034	9,216,843
Capital One Financial Corp	39,122	7,969,543
Discover Financial Services	38,529	7,747,797
Synchrony Financial	102,492	7,069,898
		32,004,081
Financial Services - 4.1%
Berkshire Hathaway Inc Class B (c)	44,047	20,643,508
Jackson Financial Inc	55,651	5,244,550
Visa Inc Class A	46,363	15,846,873
		41,734,931
Insurance - 1.6%
Everest Group Ltd	13,330	4,632,308
Prudential Financial Inc	44,316	5,351,600
The Travelers Companies, Inc.	25,986	6,371,248
		16,355,156
TOTAL FINANCIALS		146,985,523

Health Care - 10.5%
Biotechnology - 2.3%
AbbVie Inc	67,287	12,374,079
Gilead Sciences Inc	109,165	10,610,838
		22,984,917
Health Care Providers & Services - 4.2%
Centene Corp (c)	94,469	6,048,850
Cigna Group/The	25,060	7,372,903
CVS Health Corp	132,976	7,510,484
Elevance Health Inc	16,661	6,592,758
UnitedHealth Group Inc	28,462	15,440,350
		42,965,345
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co	174,236	10,271,212
Johnson & Johnson	85,350	12,986,003
Merck & Co Inc	104,592	10,335,781
Royalty Pharma PLC Class A	238,601	7,535,020
		41,128,016
TOTAL HEALTH CARE		107,078,278

Industrials - 9.9%
Aerospace & Defense - 0.5%
Lockheed Martin Corp	10,530	4,874,864
Air Freight & Logistics - 0.9%
FedEx Corp	16,335	4,326,651
United Parcel Service Inc Class B	41,201	4,706,391
		9,033,042
Building Products - 0.4%
Owens Corning	21,425	3,953,984
Electrical Equipment - 0.2%
Atkore Inc	28,759	2,342,132
Ground Transportation - 0.6%
Union Pacific Corp	26,071	6,460,133
Industrial Conglomerates - 1.2%
3M Co	38,866	5,915,405
Honeywell International Inc	29,716	6,648,064
		12,563,469
Machinery - 3.0%
AGCO Corp	40,832	4,264,085
Caterpillar Inc	19,947	7,409,114
Cummins Inc	14,358	5,115,038
Deere & Co	14,896	7,098,838
PACCAR Inc	47,307	5,245,400
		29,132,475
Passenger Airlines - 1.6%
Delta Air Lines Inc	99,270	6,677,893
United Airlines Holdings Inc (c)	91,617	9,696,743
		16,374,636
Professional Services - 1.5%
Automatic Data Processing Inc	21,409	6,487,141
Genpact Ltd	109,140	5,314,027
Robert Half Inc (b)	59,669	3,865,954
		15,667,122
TOTAL INDUSTRIALS		100,401,857

Information Technology - 27.7%
IT Services - 2.1%
Cognizant Technology Solutions Corp Class A	98,951	8,174,342
IBM Corporation	53,050	13,564,885
		21,739,227
Semiconductors & Semiconductor Equipment - 9.1%
Intel Corp	314,300	6,106,849
Micron Technology Inc	87,894	8,019,449
NVIDIA Corp	515,940	61,948,916
QUALCOMM Inc	62,376	10,786,682
Skyworks Solutions Inc	66,385	5,892,332
		92,754,228
Software - 8.8%
Microsoft Corp	153,352	63,650,281
Salesforce Inc	44,971	15,366,591
Zoom Communications Inc Class A (c)	120,992	10,519,044
		89,535,916
Technology Hardware, Storage & Peripherals - 7.7%
Apple Inc	296,943	70,078,548
Hewlett Packard Enterprise Co	383,069	8,117,232
		78,195,780
TOTAL INFORMATION TECHNOLOGY		282,225,151

Materials - 2.2%
Chemicals - 1.1%
CF Industries Holdings Inc	20,440	1,884,772
Dow Inc	37,239	1,454,183
Linde PLC	11,706	5,222,281
LyondellBasell Industries NV Class A1	17,921	1,356,619
Mosaic Co/The	50,749	1,415,390
		11,333,245
Construction Materials - 0.3%
CRH PLC	28,466	2,818,988
Metals & Mining - 0.8%
Cleveland-Cliffs Inc (b)(c)	97,202	995,348
Freeport-McMoRan Inc	56,114	2,011,687
Newmont Corp	47,350	2,022,792
Nucor Corp	12,720	1,633,630
Steel Dynamics Inc	12,964	1,661,985
		8,325,442
TOTAL MATERIALS		22,477,675

Real Estate - 2.4%
Diversified REITs - 0.2%
WP Carey Inc	28,271	1,580,632
Health Care REITs - 0.0%
Alexandria Real Estate Equities Inc	14,972	1,457,523
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts Inc	95,949	1,603,308
Industrial REITs - 0.3%
Prologis Inc	27,935	3,331,249
Office REITs - 0.2%
BXP Inc	22,419	1,639,726
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (c)	17,909	2,592,149
Jones Lang LaSalle Inc (c)	6,507	1,840,179
		4,432,328
Retail REITs - 0.5%
Realty Income Corp	39,976	2,184,289
Simon Property Group Inc	15,048	2,616,245
		4,800,534
Specialized REITs - 0.6%
Gaming and Leisure Properties Inc	33,284	1,610,613
Public Storage Operating Co	7,537	2,249,644
VICI Properties Inc	63,521	1,891,020
		5,751,277
TOTAL REAL ESTATE		24,596,577

Utilities - 2.2%
Electric Utilities - 1.8%
American Electric Power Co Inc	27,414	2,696,441
Duke Energy Corp	30,129	3,374,147
Exelon Corp	65,278	2,611,120
NextEra Energy Inc	60,725	4,345,481
NRG Energy Inc	28,229	2,891,779
PG&E Corp	136,595	2,137,712
		18,056,680
Gas Utilities - 0.4%
National Fuel Gas Co	31,986	2,239,979
UGI Corp	75,801	2,329,365
		4,569,344
TOTAL UTILITIES		22,626,024

TOTAL UNITED STATES		999,025,744
TOTAL COMMON STOCKS (Cost $863,363,730)		1,016,382,897

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $88,793)	4.46	89,000	88,821

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	1,622,041	1,622,365
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	3,220,583	3,220,905
TOTAL MONEY MARKET FUNDS (Cost $4,843,270)			4,843,270

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $868,295,793)	1,021,314,988
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,621,582)
NET ASSETS - 100.0%	1,018,693,406

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	76	Mar 2025	2,305,555	10,802	10,802

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $88,821.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,114,392	10,948,059	10,440,086	40,130	-	-	1,622,365	1,622,041	0.0%
Fidelity Securities Lending Cash Central Fund	1,895,050	41,553,169	40,227,314	2,080	-	-	3,220,905	3,220,583	0.0%
Total	3,009,442	52,501,228	50,667,400	42,210	-	-	4,843,270	4,842,624

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	95,457,409	95,457,409	-	-
Consumer Discretionary	110,711,254	110,711,254	-	-
Consumer Staples	55,282,682	55,282,682	-	-
Energy	31,183,314	31,183,314	-	-
Financials	151,844,119	151,844,119	-	-
Health Care	107,078,278	107,078,278	-	-
Industrials	100,401,857	100,401,857	-	-
Information Technology	294,723,708	294,723,708	-	-
Materials	22,477,675	22,477,675	-	-
Real Estate	24,596,577	24,596,577	-	-
Utilities	22,626,024	22,626,024	-	-

U.S. Treasury Obligations	88,821	-	88,821	-

Money Market Funds	4,843,270	4,843,270	-	-
Total Investments in Securities:	1,021,314,988	1,021,226,167	88,821	-
Derivative Instruments:

Assets
Futures Contracts	10,802	10,802	-	-
Total Assets	10,802	10,802	-	-
Total Derivative Instruments:	10,802	10,802	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,802	0
Total Equity Risk	10,802	0
Total Value of Derivatives	10,802	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Value Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,116,428) - See accompanying schedule:
Unaffiliated issuers (cost $863,452,523)	$1,016,471,718
Fidelity Central Funds (cost $4,843,270)	4,843,270

Total Investment in Securities (cost $868,295,793)		$1,021,314,988
Segregated cash with brokers for derivative instruments		28,322
Receivable for investments sold		3,156,068
Dividends receivable		710,831
Distributions receivable from Fidelity Central Funds		4,509
Other receivables		9,038
Total assets		1,025,223,756
Liabilities
Payable for fund shares redeemed	$3,173,499
Accrued management fee	123,772
Payable for daily variation margin on futures contracts	12,160
Other payables and accrued expenses	14
Collateral on securities loaned	3,220,905
Total liabilities		6,530,350
Net Assets		$1,018,693,406
Net Assets consist of:
Paid in capital		$888,406,530
Total accumulated earnings (loss)		130,286,876
Net Assets		$1,018,693,406
Net Asset Value, offering price and redemption price per share ($1,018,693,406 ÷ 16,050,000 shares)		$63.47
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$7,821,207
Interest		3,493
Income from Fidelity Central Funds (including $2,080 from security lending)		42,210
Total income		7,866,910
Expenses
Management fee	$681,133
Independent trustees' fees and expenses	1,472
Miscellaneous	2,080
Total expenses before reductions	684,685
Expense reductions	(554)
Total expenses after reductions		684,131
Net Investment income (loss)		7,182,779
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,569,638)
Redemptions in-kind	42,160,616
Futures contracts	166,234
Total net realized gain (loss)		35,757,212
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,323,084
Futures contracts	15,053
Total change in net unrealized appreciation (depreciation)		34,338,137
Net gain (loss)		70,095,349
Net increase (decrease) in net assets resulting from operations		$77,278,128
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,182,779	$12,194,289
Net realized gain (loss)	35,757,212	22,838,278
Change in net unrealized appreciation (depreciation)	34,338,137	85,650,617
Net increase (decrease) in net assets resulting from operations	77,278,128	120,683,184
Distributions to shareholders	(7,159,800)	(11,890,450)

Share transactions
Proceeds from sales of shares	304,947,263	302,891,483
Cost of shares redeemed	(165,525,306)	(130,391,418)

Net increase (decrease) in net assets resulting from share transactions	139,421,957	172,500,065
Total increase (decrease) in net assets	209,540,285	281,292,799

Net Assets
Beginning of period	809,153,121	527,860,322
End of period	$1,018,693,406	$809,153,121

Other Information
Shares
Sold	5,100,000	5,800,000
Redeemed	(2,800,000)	(2,400,000)
Net increase (decrease)	2,300,000	3,400,000

Financial Highlights
Fidelity® Value Factor ETF

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$58.85	$51.00	$46.27	$48.94	$34.85	$34.53
Income from Investment Operations
Net investment income (loss) A,B	.48	.97	.87	.79	.64	.73
Net realized and unrealized gain (loss)	4.63	7.82	4.70	(2.65)	14.07	.28
Total from investment operations	5.11	8.79	5.57	(1.86)	14.71	1.01
Distributions from net investment income	(.49)	(.94)	(.84)	(.81)	(.62)	(.69)
Total distributions	(.49)	(.94)	(.84)	(.81)	(.62)	(.69)
Net asset value, end of period	$63.47	$58.85	$51.00	$46.27	$48.94	$34.85
Total Return C,D,E	8.72%	17.43%	12.33%	(3.86)%	42.56%	3.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H,I	.18%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15 % H,I	.18%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.15% H,I	.18%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.58% H,I	1.81%	1.91%	1.61%	1.50%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,018,693	$809,153	$527,860	$499,673	$450,269	$189,916
Portfolio turnover rate J,K	37 % H	31%	43%	46%	42%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity U.S. Multifactor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due futures transactions, foreign currency transactions, redemptions in-kind, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Dividend ETF for Rising Rates	432,659,774	154,413,337	(26,867,109)	127,546,228
Fidelity High Dividend ETF	4,027,966,444	747,294,054	(177,939,151)	569,354,903
Fidelity Low Volatility Factor ETF	1,209,286,500	197,245,969	(27,208,493)	170,037,476
Fidelity Momentum Factor ETF	416,845,307	77,371,051	(9,232,329)	68,138,722
Fidelity Quality Factor ETF	910,047,070	204,717,158	(15,287,114)	189,430,044
Fidelity Small-Mid Multifactor ETF	732,443,841	88,099,504	(32,616,369)	55,483,135
Fidelity Stocks for Inflation ETF	174,285,613	46,609,889	(5,583,398)	41,026,491
Fidelity U.S. Multifactor ETF	177,982,198	31,876,477	(5,753,106)	26,123,371
Fidelity Value Factor ETF	868,506,793	183,518,666	(30,699,669)	152,818,997

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Dividend ETF for Rising Rates	(29,260,424)	(36,483,180)	(65,743,604)
Fidelity High Dividend ETF	(58,024,097)	(73,707,997)	(131,732,094)
Fidelity Low Volatility Factor ETF	(36,337,795)	(25,198,800)	(61,536,595)
Fidelity Momentum Factor ETF	(35,199,159)	-	(35,199,159)
Fidelity Quality Factor ETF	(19,577,414)	(11,156,732)	(30,734,146)
Fidelity Small-Mid Multifactor ETF	(12,045,924)	(3,698,376)	(15,744,300)
Fidelity Stocks for Inflation ETF	(16,289,453)	(4,530,057)	(20,819,510)
Fidelity U.S. Multifactor ETF	(1,623,011)	(900,826)	(2,523,837)
Fidelity Value Factor ETF	(29,454,153)	(29,402,512)	(58,856,665)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend ETF for Rising Rates	5,192,430	7,234,776
Fidelity High Dividend ETF	226,373,979	21,173,281
Fidelity Low Volatility Factor ETF	124,220,111	123,342,621
Fidelity Momentum Factor ETF	176,501,323	174,346,753
Fidelity Quality Factor ETF	169,391,031	168,908,295
Fidelity Small-Mid Multifactor ETF	139,344,817	128,831,101
Fidelity Stocks for Inflation ETF	66,056,219	65,455,743
Fidelity U.S. Multifactor ETF	25,464,512	24,066,644
Fidelity Value Factor ETF	163,390,757	161,892,435

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dividend ETF for Rising Rates	-	17,697,033
Fidelity High Dividend ETF	1,101,739,543	9,740,953
Fidelity Low Volatility Factor ETF	281,130,724	130,040,783
Fidelity Momentum Factor ETF	290,109,830	73,822,231
Fidelity Quality Factor ETF	154,828,329	173,045,882
Fidelity Small-Mid Multifactor ETF	388,985,455	74,909,916
Fidelity Stocks for Inflation ETF	65,239,273	47,726,698
Fidelity U.S. Multifactor ETF	89,194,824	21,211,770
Fidelity Value Factor ETF	303,013,473	165,351,039
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF and Fidelity U.S. Multifactor ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Dividend ETF for Rising Rates	.15%
Fidelity High Dividend ETF	.15%
Fidelity Low Volatility Factor ETF	.15%
Fidelity Momentum Factor ETF	.15%
Fidelity Quality Factor ETF	.15%
Fidelity Small-Mid Multifactor ETF	.15%
Fidelity Stocks for Inflation ETF	.15%
Fidelity U.S. Multifactor ETF	.15%
Fidelity Value Factor ETF	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Dividend ETF for Rising Rates	1,176	-	-
Fidelity High Dividend ETF	12,140	-	-
Fidelity Low Volatility Factor ETF	54	1	20,970
Fidelity Momentum Factor ETF	44	-	-
Fidelity Quality Factor ETF	178	-	-
Fidelity Small-Mid Multifactor ETF	10,871	1,770	455,962
Fidelity Stocks for Inflation ETF	2	-	-
Fidelity U.S. Multifactor ETF	1	-	-
Fidelity Value Factor ETF	234	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity High Dividend ETF	108,646
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Dividend ETF for Rising Rates	197
Fidelity High Dividend ETF	1,397
Fidelity Low Volatility Factor ETF	478
Fidelity Momentum Factor ETF	475
Fidelity Quality Factor ETF	523
Fidelity Small-Mid Multifactor ETF	1,371
Fidelity Stocks for Inflation ETF	482
Fidelity U.S. Multifactor ETF	426
Fidelity Value Factor ETF	554
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881295.108
CPF-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025